UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	7/31/2019

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM QMA Commodity Strategies Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

ANNUAL REPORT

JULY 31, 2019

PGIM Jennison Small-Cap Core Equity Fund—Objective: To outperform the
Russell 2000 Index

PGIM Core Conservative Bond Fund—Objective: To outperform the Bloomberg
Barclays US Aggregate Bond Index over full market cycles

PGIM TIPS Fund—Objective: To seek to outperform the Bloomberg Barclays
US Treasury Inflation-Protected Securities (TIPS) Index

PGIM QMA Commodity Strategies Fund—Objective: To generate returns over time in excess of the Bloomberg Commodity Index

PGIM QMA Mid-Cap Core Equity Fund—Objective: To outperform the
S&P MidCap 400 Index

PGIM QMA US Broad Market Index Fund—Objective: To seek to provide investment results that approximate the performance of the S&P Composite 1500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Day One Underlying Funds

PGIM Day One Underlying Funds	3

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PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	–3.26	9.73 (11/15/16)
Russell 2000 Index
	–4.42	8.20
Lipper Small Cap Core Funds Average
	–4.41	6.31

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the Russell 2000 Index by portraying the initial account values at the commencement of operations of Class R6 shares and the account values at the end of the

PGIM Day One Underlying Funds	5

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (continued)

current fiscal year (July 31, 2019), as measured on a quarterly basis. The R6 share class assumes an initial investment on November 15, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

Lipper Small Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

PGIM Jennison Small-Cap Core Equity Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Performance Food Group Co.	Food & Staples Retailing	2.0%
Planet Fitness, Inc. (Class A Stock)	Hotels, Restaurants & Leisure	1.9%
HubSpot, Inc.	Software	1.8%
Pinnacle Financial Partners, Inc.	Banks	1.6%
CyberArk Software Ltd. (Israel)	Software	1.6%
East West Bancorp, Inc.	Banks	1.5%
InterXion Holding NV (Netherlands)	IT Services	1.5%
Mobile Mini, Inc.	Commercial Services & Supplies	1.5%
Rexnord Corp.	Machinery	1.4%
BankUnited, Inc.	Banks	1.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. The Lines of Business are subject to change.

PGIM Day One Underlying Funds	7

PGIM Core Conservative Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	7.74	2.94 (11/15/16)
Bloomberg Barclays US Aggregate Bond Index
	8.08	3.74
Lipper Core Bond Funds Average
	7.52	3.59

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the Bloomberg Barclays US Aggregate Bond Index by portraying the initial account values at the commencement of operations of Class R6 shares and the account values at the end of the current fiscal year (July 31, 2019), as measured on a quarterly basis. The R6 share class assumes an initial investment on November 15, 2016, while the

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Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Core Bond Funds Average—Funds that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 7/31/19 (%)
AAA	72.7
AA	5.1
A	14.1
BBB	7.2
Cash/Cash Equivalents	0.9
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Day One Underlying Funds	9

PGIM TIPS Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	5.38	2.42 (11/15/16)
Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index
	5.72	3.01
Lipper Inflation Protected Bond Funds Average
	4.42	2.49

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index by portraying the initial account values at the commencement of operations of

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Class R6 shares and the account values at the end of the current fiscal year (July 31, 2019), as measured on a quarterly basis. The R6 share class assumes an initial investment on November 15, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Lipper Inflation Protected Bond Funds Average—Funds that invest primarily in inflation-indexed fixed income securities. Inflation-linked bonds are fixed income securities structured to provide protection against inflation.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 7/31/19 (%)
AAA	99.7
Cash/Cash Equivalents	0.3
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Day One Underlying Funds	11

PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	–5.69	–0.53 (11/15/16)
Bloomberg Commodity Index
	–5.36	–1.56
Lipper Commodities General Funds Average
	–6.49	–0.68

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the Bloomberg Commodity Index by portraying the initial account values at the commencement of operations of Class R6 shares and the account values at the end of

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the current fiscal year (July 31, 2019), as measured on a quarterly basis. The R6 share class assumes an initial investment on November 15, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Lipper Commodities General Funds Average—Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM Day One Underlying Funds	13

PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM QMA Commodity Strategies Fund
Ten Largest Commodities Future Exposure Holdings	% of Net Assets
Gold 100 OZ	11.6%
WTI Crude	9.4%
Copper	8.5%
Brent Crude	7.6%
Corn	6.0%
Natural Gas	5.3%
Live Cattle	4.9%
LME Zinc	4.4%
LME PRI Aluminum	4.2%
Soybean	3.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings/Issues/Industries/Sectors are subject to change.

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PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	–4.08	6.76 (11/17/16)
S&P MidCap 400 Index
	0.79	9.08
Lipper Mid-Cap Core Funds Average
	1.99	8.32

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the S&P MidCap 400 Index by portraying the initial account values at the commencement of operations of Class R6 shares and the account values at the end of the

PGIM Day One Underlying Funds	15

PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (continued)

current fiscal year (July 31, 2019), as measured on a quarterly basis. The R6 share class assumes an initial investment on November 17, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

S&P MidCap 400 Index—The S&P MidCap 400 Index is designed to measure the performance of 400 mid-sized companies in the US.

Lipper Mid-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

PGIM QMA Mid-Cap Core Equity Fund
Ten Largest Holdings	Line of Business	% of Net Assets
iShares Core S&P Mid-Cap ETF	Exchange-Traded Fund	2.0%
STERIS PLC	Health Care Equipment	1.3%
Leidos Holdings, Inc.	IT Consulting & Other Services	1.3%
Universal Display Corp.	Electronic Components	1.2%
Teradyne, Inc.	Semiconductor Equipment	1.1%
West Pharmaceutical Services, Inc.	Health Care Supplies	1.1%
Camden Property Trust, REIT	Residential REITs	1.1%
Manhattan Associates, Inc.	Application Software	1.1%
Reinsurance Group of America, Inc.	Reinsurance	1.1%
Masimo Corp.	Health Care Equipment	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. The Lines of Business are subject to change.

PGIM Day One Underlying Funds	17

PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/19
	One Year (%)	Since Inception (%)
Fund	6.95	13.65 (11/17/16)
S&P Composite 1500 Index
	7.04	13.75
Lipper Multi-Cap Core Funds Average*
	4.44	11.59
Lipper Large-Cap Core Funds Average*
	6.78	13.02

*The Fund is compared to the Lipper Multi-Cap Core Funds Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Universe. The Lipper Multi-Cap Core Funds Universe is utilized because the Fund’s manager believes that the funds included in the universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the S&P Composite 1500 Index by portraying the initial account values at the

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commencement of operations of Class R6 shares and the account values at the end of the current fiscal year (July 31, 2019), as measured on a quarterly basis. The R6 share class assumes an initial investment on November 17, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

S&P Composite 1500 Index—The S&P Composite 1500® Index is an unmanaged index of stocks of 1,500 US companies, with market capitalizations ranging from small to large. The SP Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US Large Cap stocks), the S&P MidCap 400 Index (which measures the performance of Mid Cap stocks) and the S&P 600 Index (which measures the performance of US Small Cap stocks) and gives an indication of how the broad US stock market has performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Lipper Multi-Cap Core Funds Average—Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Lipper Large-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM Day One Underlying Funds	19

PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM QMA US Broad Market Index Fund
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	3.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.7%
SPDR S&P 500 ETF Trust	Exchange-Traded Funds	2.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	1.6%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.4%
JPMorgan Chase & Co.	Banks	1.3%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.3%
Johnson & Johnson	Pharmaceuticals	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. The Lines of Business are subject to change.

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PGIM Jennison Small-Cap Core Equity Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Small-Cap Core Equity Fund’s shares returned –3.26% in the 12-month reporting period that ended July 31, 2019, outperforming the –4.42% return of the Russell 2000 Index (the Index).

What was the market environment?

•

Equity markets were volatile in the period. At the outset (in August 2018), global gross domestic product (GDP) growth was accelerating, the US labor market was strengthening, and lower US corporate tax rates were helping boost wages and capital spending. Given the constructive macroeconomic landscape, investors largely overlooked uncertainty created by White House trade and other policy initiatives.

•

An abrupt equity market sell-off in the fourth quarter of 2018 reflected mounting investor concerns about the rising risk of a major trade war with China, the state of US trade alliances with other major trading partners, the pace of US economic growth, decelerating expansion in non-US economies, US interest rate increases, and discord and uncertainty about domestic policy.

•

US equity markets subsequently rebounded early in 2019 as the Federal Reserve (the Fed) signaled a pause in its federal funds rate hikes, corporate earnings reports generally indicated continued strength, and sentiment grew that trade friction would be resolved.

•	Markets declined again late in the period as trade discord between the US and China (the world’s two largest economies) escalated.

•	In the index, there was signficant disparity among sector returns over the period. Utilities and information technology performed the best, while energy and materials declined sharply.

What worked?

•	Information technology contributed strongly to the Fund’s relative performance, led by several positions in software companies:

•

CyberArk Software Ltd., which develops, markets, and sells software-based security solutions that protect organizations from cyberattacks, reported very strong financial results across all measures. Past investments in globalizing the sales force and simplifying pricing have paid off, and Jennison has confidence in the firm’s management. Jennison expects continued success from CyberArk as Privilege Access Management software gains popularity in the cybersecurity market.

•

The Trade Desk, Inc. provides a self-service, omni-channel software platform that enables clients to purchase and manage data-driven digital advertising campaigns. Jennison remains impressed with the company’s growth potential. Its new trading platform, launched in 2018, achieved 75% adoption in its first eight months and is

PGIM Day One Underlying Funds	21

PGIM Jennison Small-Cap Core Equity Fund

Strategy and Performance Overview (continued)

helping the company reach deeper into existing accounts to improve accuracy of reach and marketing returns on investments. In Jennison’s view, The Trade Desk is making smart investments in international markets. Jennison expects continued growth as the firm expands.

•

Everbridge, Inc. offers an end-to-end “critical event management (CEM) and threat assessment platform” to manage the full lifecycle of a critical event. The company has gained a number of new CEM customers with multi-year, annual, recurring-revenue contracts. Jennison believes this will continue to drive and accelerate earnings growth.

•

HubSpot, Inc. provides a cloud-based marketing and sales software platform for businesses. Jennison views HubSpot’s competitive position as very favorable and sees its multi-product strategy gaining momentum. The company is enjoying good customer growth, which indicates significant up-sell and cross-sell opportunities in Jennison’s view.

•

A large underweight to energy, the Index’s worst-performing sector, added value to the Fund’s performance over the period. Holdings in consumer discretionary, communication services, and consumer staples were the other notable sources of relative gains.

•

Planet Fitness, Inc., a fitness club operator, was a standout in the consumer discretionary sector as earnings beat expectations. Several factors that Jennison believes bode well for continued growth include an increasing average royalty rate, increasing the price of the Black Card for new members, continuing improvement to real estate site selection, and upgrading technology and equipment to enhance the member experience, which Jennison believes could lead to further customer acquisition.

What didn’t work?

•	With respect to sectors, industrials, financials, and materials detracted from relative performance. However, individual detractors were found in several different sectors:

•

La Jolla Pharmaceutical Co. has developed Giapreza, a proprietary formulation of one of the body’s central regulators of blood pressure in adults who experience septic or other distributive shock. Giapreza’s cost has been an issue for some investors, who believe hospitals will opt to use less-expensive (although significantly less-efficacious, in Jennison’s view) alternatives. Disappointing fourth-quarter sales of the drug and La Jolla’s guidance for full-year Giapreza sales suggest the cost is inhibiting its adoption. Jennison eliminated the position in January 2019.

•

WPX Energy, Inc. is an independent oil and natural gas exploration and production company that is focused on developing its oil positions in the Williston Basin in North Dakota, and the Permian and San Juan Basins in the southwestern US. The performance of the company’s shares was weak over the period due to poor sentiment surrounding the sector as a whole, as well as falling oil and gas prices. Jennison thinks

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WPX offers one of the best growth rates among crude oil producers, top-tier margin expansion, and incremental visibility toward 2020 production growth.

•

Party City reported weaker-than-expected fourth-quarter results and a lackluster 2019 outlook due mostly to inflated helium prices. Jennison continues to see several tailwinds that could drive an inflection in top-line growth, including a stronger licensed product calendar, Party Planner initiative, and expanding Amazon assortment.

•

Evoqua Water Technologies Corp. provides a range of water and wastewater treatment systems and technologies, as well as mobile and emergency water supply solutions and services. Financial results were disappointing over the period. Jennison eliminated the position in October 2018 as it did not believe Evoqua’s management had a sound strategy for fixing problems with the business.

•

NN, Inc. is a diversified industrial manufacturer of high-precision solutions, components, and assemblies. Its suite of auto products includes fuel delivery, motor, steering and braking systems. It also makes components and devices for the life sciences, electrical, industrial, aerospace, and defense markets. The company’s share price was hampered by poor quarterly financial results and lowered guidance. Still, Jennison continues to find the company attractively valued and likes its position as a key component supplier.

The percentages shown in the tables below identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
CyberArk Software	1.37	La Jolla Pharmaceutical	–0.78
Planet Fitness	0.91	WPX Energy	–0.73
The Trade Desk	0.83	Evoqua Water Technologies	–0.57
Everbridge	0.72	NN	–0.54
HubSpot	0.66	Party City	–0.52

Current outlook

•	The end of 2018 was marked by rising interest rates, global trade uncertainty, and a general increase in market volatility. While some of these concerns may have tapered, some have persisted.

•	The Fed has withdrawn its tightening stance from last year as it cut interest rates on the last day of the reporting period in an attempt to extend US economic growth.

PGIM Day One Underlying Funds	23

PGIM Jennison Small-Cap Core Equity Fund

Strategy and Performance Overview (continued)

•

Global trade disagreements between the US and China continue to grab market attention and create volatility. Although negotiations continue, albeit punctuated with periodic bouts of brinkmanship, the talks have been going on for nearly a year. The longer they take, the greater the likelihood this uncertainty will have a negative economic impact, in Jennison’s view.

•

Earnings growth is likely to decelerate as 2019 progresses, and it’s not clear to what degree and how much of this sentiment is built into expectations in a market that had risen significantly by the end of the period. On the positive side, unemployment remains low, inflation is under control, and global monetary easing should support economic growth. However, negative data points such as lower capital spending in 2019 (following a very robust 2018), higher wage inflation, and potential supply chain disruptions from trade disputes may cause downward earnings revisions.

•

If we are entering a more modest earnings-growth environment, Jennison believes that identifying companies that can outperform market averages will be key to Fund performance in 2019, as the market should increasingly reward fundamentals. Jennison thinks this trend favors its bottom-up investment approach that focuses on identifying companies with above-average growth and reasonable valuations.

•

The economic outlook, particularly for cyclical companies, is still uncertain and necessitates close monitoring. Current portfolio positioning is biased toward strong secular growth stories, even at valuations that are generally above long-term ranges. The Fund is most bullish on technology and consumer stocks and is selective in areas like healthcare and industrials.

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PGIM Core Conservative Bond Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM Core Conservative Bond Fund’s Class R6 shares returned 7.74% in the 12-month reporting period that ended July 31, 2019, underperforming the 8.08% return of the Bloomberg Barclays US Aggregate Bond Index (the Index).

What were market conditions?

•

2018 was an inhospitable year for financial markets. Most bond market returns were low or negative, and stock returns were negative as well. The only rising trend seemed to be the level of market volatility. Over the course of the year, the bond market was buffeted alternately—and at times jointly—by rising government yields and widening credit spreads. Some of the initial spread widening could easily be chalked up to normalizing (i.e., In early 2018, spreads may have gotten ahead of fundamentals and were generally too tight.). But investor anxiety soon rose, taking spreads wider across virtually all fixed income sectors. As a result, for all but the most defensive bond market segments, total returns and excess returns relative to US Treasuries were generally low or negative for the year.

•

After the tumult of the fourth quarter of 2018, investors deserved a less challenging first quarter of 2019, and they got it. The trend of falling interest rates and rising economic concerns from the fourth quarter continued. But risk assets, such as stocks and non-government fixed income spread products, pulled out of their nose dives with strong performances. Although most central bankers thought they’d be well on their way toward normalizing policy (i.e., ending quantitative easing and raising short-term interest rates) by now, the global economy had other plans. Instead, central bankers ran into the reality of slowing growth and stubborn or chronic levels of below-target inflation. The good news—and presumably the difference between fourth-quarter 2018 risk-off sentiment and first-quarter 2019 risk-on sentiment—was that the central banks had recognized the need to either stop tightening (the Federal Reserve), introduce lending programs (the European Central Bank), or at least let the markets know they’re thinking about easing even though they really had no good options (the Bank of Japan). The rallies in G10 bond markets were spectacular, as much for their magnitude as for their incredibly low yields. (The G10, or Group of Ten, are actually 11 industrialized nations that include Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the UK, and the US.) The US 10-year Treasury rallied, with its yield dropping down to the federal funds rate, completely flattening the yield curve. The bond rally was hardly limited to the Group of 3 (Japan, Germany, and the US). Its breadth also included the vast majority of developed markets and many emerging market rate complexes. And yet, despite the low-rate environment, economic growth in many, if not most, of these countries remained subpar; and inflation generally remained solidly contained, often at below-target levels.

•

While record highs on major equity indices made for good headlines, several fixed income sectors posted year-to-date returns through the second quarter of 2019 that were impressive in their own right. Fueled by a collapse in developed market interest rates in the second quarter, long-maturity US corporate bonds, emerging markets hard-currency debt, long-maturity US Treasuries, and US high yield corporate bonds generated double-digit gains in the first half of 2019. While US-China trade tensions led to a pronounced hiccup in

PGIM Day One Underlying Funds	25

PGIM Core Conservative Bond Fund

Strategy and Performance Overview (continued)

the risk markets in May, they recovered by quarter end, leaving returns for equities and riskier fixed income sectors in positive territory and even stronger year-to-date performance, thanks to a banner first quarter. These strong returns certainly belied what many observers considered to be low levels of yields and spreads at the beginning of the year.

•

Financial markets continued to post solid gains in July 2019, in large part buoyed by anticipated further global monetary easing. However, the third quarter started off on a weak note, especially as trade and manufacturing continued to slide as the persistent trade-war uncertainties took their toll. In July, Treasury yields rose and the curve flattened as markets shifted toward expectations for a 25 basis point (bp) cut in the federal funds rate at the July Federal Open Market Committee (FOMC) meeting. (One basis point equals 0.01%.) Mixed messages from Fed members about the potential for a 50 bp cut contributed to volatility in front-end interest rates during the month. The 2-year and 10-year Treasuries rose 12 bps and 1 bp, respectively. The Fed subsequently cut interest rates by 25 bps at its July 31 meeting, the first cut in 10 years. Fed Chairman Jerome Powell’s post-FOMC press conference comments highlighting the cut as a “mid-cycle adjustment” rather than the start of an easing cycle contributed to the flattening in the Treasury yield curve.

•	The fixed income markets, as represented by the Index, over the reporting period posted a strong return of 8.08%.

•

For the period, the corporate fixed income markets, as represented by the Bloomberg Barclays US Credit Bond Index, posted a return of 10.12%, resulting in an excess return to US Treasuries of 160 bps. Within this Index, utilities outpaced industrials and financials over the period, albeit with all posting strong total returns. Gaming, telecom, and “other finance” were among the strongest sectors over the period while energy, tobacco, and electric utilities were among the largest underperformers.

•

In July 2019, the Bloomberg Barclays Agency MBS Index posted its best month since 2015 as multi-year wide option-adjusted spread (OAS) levels, contained interest rate volatility, central bank easing expectations, and the beginning of the new quarter attracted broad-based demand. The 30-year mortgage rate has remained sticky recently, with primary mortgage rates ending July at 3.875%.

What worked?

•	An overweight to commercial mortgage-backed securities (CMBS) added value to the Fund’s performance during the reporting period.

•	Strong security selection was highlighted by positioning in investment-grade corporates, CMBS, and mortgage-backed securities (MBS).

•	Within corporates, security selection in the banking, media & entertainment, and health care & pharmaceutical sectors was positive.

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•	In individual security selection, the Fund benefited from overweights to media & entertainment issuers Twenty-First Century Fox Inc. and AT&T Inc., and to banking company Citigroup Inc.

•	The Fund’s yield curve positioning was a modest contributor to performance for the period.

What didn’t work?

•	Underweights in investment-grade corporates and emerging markets detracted from performance.

•	Security selection in emerging markets limited results.

•	The Fund’s positioning in the capital goods, foreign noncorporate, and midstream energy sectors detracted from performance.

•

In individual security selection, the Fund’s overweight positions in Pacific Gas and Electric Co. (electric utilities) and TWDC Enterprises 18 Corp. (media & entertainment) hurt performance for the period. An underweight to GE Co. (finance) was also negative.

Current outlook

•	PGIM Fixed Income continues to favor being long duration in US Treasuries. Duration measures the sensitivity of the price (the value of principal) of a bond to a change in interest rates.

•

Within investment-grade corporates, corporate leverage has stabilized while interest coverage remains solid. However, PGIM Fixed Income expects margins to come under some pressure in 2019. As we enter the later stage of the credit cycle, PGIM Fixed Income continues to favor high-quality financials and electric utilities over industrials. Within industrials, PGIM Fixed Income is focusing on select non-cyclical issuers. Potential risks to the investment-grade market include trade tension with China and Mexico, slowing global growth, potential hawkish rhetoric from the Fed, merger-and-acquisition activity, and increased new issue supply.

•

In MBS, PGIM Fixed Income has moved closer to neutral short term, but remains positive longer term on the mortgage basis and the London Inter-Bank Offered Rate (LIBOR) OAS following the significant tightening.

•	Looking at CMBS, PGIM Fixed Income continues to expect supply to remain manageable for the market and to find value in high-quality securities of new issue conduit deals.

PGIM Day One Underlying Funds	27

PGIM TIPS Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM TIPS Fund’s Class R6 shares returned 5.38% in the 12-month reporting period that ended July 31, 2019, underperforming the 5.72% return of the Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index (the Index).

What were market conditions?

•

The US economy continued to accelerate at a roughly 3% pace at the beginning of the reporting period. Both households and businesses were participating in the growth, bolstered by tax cuts and fundamental strength in the private sector. Average monthly job gains reaccelerated to 207,000 through September 2018 from an already-strong 182,000 in 2017. Business investment also picked up, growing at a robust 10% annualized in the first half of 2018, and was on track for further solid gains in the second half of the year given surging profits and business confidence. While trade policy was dominating headlines, the aggregate economic effects on the US economy were minimal.

•

Despite financial market volatility and concerns about US-China trade tensions, economic growth continued largely as expected, tracking at a strong 2.5% to 3.0% pace for the fourth quarter of 2018 and 2.9% for 2018 as a whole. Consumer spending remained the main engine of growth, with household purchasing power boosted by tax cuts early in 2018. Companies were still hiring at a strong pace, while real wage growth inched higher. Business investment, however, slowed to a low single-digit growth rate during the fourth quarter, following a robust 10% pace in the first half of 2018. Inflation trends also appeared to soften.

•

While US economic growth was solid in 2018, momentum slowed into 2019. Downside risks emerged amid the broader global growth slowdown, the escalating trade policy uncertainty, the government shutdown, and the usual volatile winter weather. All of this was reinforced by a sharp tightening of financial conditions, particularly following the Federal Reserve’s (the Fed’s) December Federal Open Markets Committee (FOMC) meeting, where the Fed was seen as still in tightening mode. But economic data since then firmed, albeit not quickly enough to prevent a possible sub-2% reading for growth in the first quarter of 2019. Core durable goods orders and shipments suggested that demand for investment equipment remained solid. Both the manufacturing and services Institute for Supply Management (ISM) surveys remained in expansionary territory. Housing activity, although volatile, suggested some stabilization after last year’s downtrend, and wage gains were at cycle highs.

•

Amid the re-acceleration of domestic demand in the second quarter of 2019, core inflation staged a moderate pickup from weakness earlier in 2019—weakness that Fed Chairman Jerome Powell described at the time as likely “transitory.” Nonetheless, core personal consumption expenditures (PCE) inflation still ran at only 1.6% year over year, below the Fed’s 2% target, and the recent pickup in real activity occurred against a backdrop of

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now-lower market interest rates and generally looser financial conditions, all of which suggested the Fed may have over-tightened a bit last year. Additionally, the trade war and other global challenges have been hitting a number of industries, necessitating many companies to rethink their supply chains and capital expenditure plans.

•

In July 2019, US Treasury yields rose and the curve flattened as markets shifted toward expectations for a 25 basis point (bp) cut in the federal funds rate at the July FOMC meeting. (One basis point equals 0.01%.) Mixed messages from Fed members about the potential for a 50 bp cut contributed to volatility in front-end interest rates during the month. The 2-year and 10-year US Treasuries rose 12 bps and 1 bp, respectively. The Fed subsequently cut interest rates by 25 bps at its July 31 meeting, the first cut in 10 years. Chairman Powell’s post-FOMC press conference comments highlighting the cut as a “mid-cycle adjustment” rather than the start of an easing cycle contributed to the flattening in the US Treasury yield curve.

What worked?

•	Security selection added to the Fund’s performance for the reporting period.

•

The duration of the Fund was closely matched to the Index for the period. Duration measures the sensitivity of the price (the value of principal) of a bond to a change in interest rates. Duration positioning added to performance, and the Fund ended the period with a modest duration overweight position to the Index.

What didn’t work?

Transaction costs related to inflows experienced during the period detracted from performance.

Current outlook

•

Financial markets continued to post solid gains in July 2019, in large part buoyed by anticipated further global monetary easing. However, the third quarter started off on a weak note, especially as trade and manufacturing continued to slide as persistent trade-war uncertainties took their toll. As a result, in PGIM’s view, there are more signs of softness in demand for investment goods and consumer durables.

•

This broad-based weakness was reflected in some of the gross domestic product (GDP) data for the second quarter. Eurozone growth slowed in the quarter to 0.8% annualized, held down in large part by Italy and Germany. Meanwhile, US GDP growth slowed to 2.0%, with robust contributions from household and government spending offsetting weakness in business investment and other components.

•

In addition to cutting the federal funds rate to a target range of 2.0%-2.25% at its July policy meeting, the Fed kept its easing message consistent by also announcing that it would pull the end date of its balance sheet run-off forward by two months to August

PGIM Day One Underlying Funds	29

PGIM TIPS Fund

Strategy and Performance Overview (continued)

2019. As expected, the Fed’s statement left the door open for further easing, noting that it will continue to monitor incoming data and act “as appropriate” to sustain the economic expansion.

•

Fed officials have been somewhat divided over whether a rate cut was necessary at this point in the cycle. Indeed, two FOMC voters dissented, preferring to keep the federal funds rate unchanged. On one hand, household spending has rebounded sharply from weakness earlier this year, and housing market activity has shown signs of stabilizing after declining throughout much of last year. On the other hand, business investment recorded an outright modest decline in the second quarter of 2019, and the global economic backdrop remains weak enough that many other G10 central banks are signaling a need to ease. (The G10, or Group of Ten, actually consists of 11 industrialized nations that include Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the UK, and the US.) US inflation continues to undershoot the Fed’s 2% target, with the PCE and core PCE deflators up just 1.4% and 1.6%, respectively, year over year as of June 2019. It was the global backdrop and inflation undershoot that the Fed cited as reasons for the rate cut.

•

PGIM Fixed Income believes rates seem more likely to remain range-bound around current, or even lower, levels over the long term. While that idea may seem crazy, the factors covered in PGIM’s whitepapers since 2003 that have supported expectations for lower yields—aging demographics, high debt levels, and rising inequality—appear to warrant interest rates at current levels or lower. After all, despite the low level of rates, growth has continued to moderate and inflation has remained below target, suggesting that, if anything, rates may not yet be low enough to stabilize the economic trajectory, in PGIM Fixed Income’s view.

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PGIM QMA Commodity Strategies Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM QMA Commodity Strategies Fund’s Class R6 shares returned –5.69% in the 12-month reporting period that ended July 31, 2019, underperforming the –5.36% return of the Bloomberg Commodity Index (the Index).

What were the market conditions?

For the reporting period, the energy sector experienced a sell-off amid global-slowdown fears, which drove the negative results generated by the Index. Most of the other sectors in the Index posted negative results as well, led by declines in the grains, soft commodities, and industrial metals sectors.

What worked?

The Fund’s overweight position in the petroleum sector contributed to performance in the third quarter of 2018. For much of 2019 through July 31, this overweight position in the petroleum sector also added value, as that sector of the commodities market rallied. The Fund’s positioning in the livestock sector also benefited performance in the first half of 2019.

What didn’t work?

An overweight position in the petroleum complex detracted from returns in the fourth quarter of 2018. The Fund’s positioning in sugar and natural gas detracted from performance for most of the reporting period.

Did the Fund hold derivatives and, if so, how did they affect performance?

The Fund primarily trades in listed exchange-traded commodities futures contracts. These futures are a form of derivatives based on the underlying price of a specific commodity. Since the Fund is invested primarily in these derivatives, its performance during the reporting period (see above) is explained by the derivatives.

Current outlook

As of the end of the reporting period, the Fund was positioned with overweights in the petroleum complex and industrial metals sectors and held underweight positions in the grains, precious metals, and soft commodities sectors. Within livestock, the Fund was overweight live cattle while underweight lean hogs.

PGIM Day One Underlying Funds	31

PGIM QMA Mid-Cap Core Equity Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM QMA Mid-Cap Core Equity Fund’s Class R6 shares returned –4.08% in the 12-month reporting period that ended July 31, 2019, underperforming the 0.79% return of the S&P MidCap 400 Index (the Index).

What were the market conditions?

•	US equity markets rose but were volatile during the period; 2018 ended with a sharp drawdown but was followed by strong, broad market gains in 2019.

•

The period was characterized by macro concerns, trade uncertainty, slowing growth, and central banks getting dovish (i.e., moderating their stance on interest rate hikes), but US equity markets performed well.

•	Trade wars and slowing global growth were a hurdle, but dovish US Federal Reserve (Fed) monetary policy helped advance US equity prices.

What worked?

•

The Fund is comprised of a diversified portfolio of stocks that QMA identifies as attractive using a proprietary quantitative model. The model evaluates stocks based on quality, earnings expectations, and relative value metrics. The emphasis on these factors varies based on the growth rate of the company under evaluation.

•	Underweighting companies with deteriorating growth prospects helped drive the Fund’s performance over the reporting period.

•

The Fund’s sector weights are established from bottom-up stock selection, and limits are placed on how much these weights can differ from the Index’s weights. Modestly underweighting the energy sector, which performed quite poorly over the period, helped the Fund’s performance.

What didn’t work?

•

For slower-growing firms, QMA favors stocks that are inexpensive relative to their industry peers. Over the period, value factors produced negative excess returns. Value’s struggles were evident in markets around the globe in a slowing-growth environment where investors were favoring growth stocks, often at the expense of solid fundamentals.

•

Stock selection in the financials and information technology sectors detracted from the Fund’s performance relative to the Index. In these two sectors, the gap between the performance of inexpensive stocks, which QMA favors, and expensive stocks, which QMA avoids, was quite wide and hurt performance.

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Did the Fund hold derivatives and, if so, how did they affect performance?

The Fund did not hold derivatives over the period but did hold exchange-traded funds that track the Index. QMA uses these instruments primarily to manage daily cash flows and provide liquidity, not as a means of adding to performance. Their effect on performance was minimal.

The percentages shown in the tables below identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
Manhattan Associates, Inc.	0.31	Superior Energy Services, Inc.	–0.50
Exelixis, Inc.	0.28	Michaels Companies Inc.	–0.45
Versum Materials, Inc.	0.27	MarketAxess Holdings Inc.	–0.25
Masimo Corporation	0.27	MEDNAX, Inc.	–0.25
Teradyne, Inc.	0.23	Senior Housing Properties Trust	–0.24

Current outlook

Factor performance was negative over the reporting period, led by QMA’s value factors. Value factors faced a series of headwinds over the period, including slowing global growth and a series of macro risks. Growth and quality factors have not compensated for value’s underperformance as they have historically. However, QMA continues to see value in inexpensive stocks and believes the Fund is well positioned to take advantage of a potential payoff to value factors in the future.

PGIM Day One Underlying Funds	33

PGIM QMA US Broad Market Index Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM QMA US Broad Market Index Fund’s Class R6 shares returned 6.95% for the 12-month reporting period that ended July 31, 2019, underperforming the 7.04% return of the S&P 1500 Composite Index (the Index).

What were the market conditions?

•	US equity markets rose but were volatile during the period; 2018 ended with a sharp drawdown but was followed by strong, broad market gains in 2019.

•

The period was characterized by macro concerns, trade uncertainty, slowing growth, and central banks getting dovish (i.e., moderating their stance on interest rate hikes), but US equity markets performed well.

•	Trade wars and slowing global growth were a hurdle, but dovish US Federal Reserve (Fed) monetary policy helped advance US equity prices.

What worked?

•	The Fund closely tracked the performance of the Index over the reporting period.

•	The Fund held all stocks included in the Index in approximately the same proportions.

Did the Fund hold derivatives and, if so, how did they affect performance?

The Fund held S&P 500, S&P MidCap 400 and Russell 2000 E-Mini stock index futures, a form of derivatives, to maintain exposure to equities and provide portfolio liquidity. These futures had minimal impact on performance over the period.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,077.60	0.95%	$4.89
Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

PGIM Day One Underlying Funds	35

Fees and Expenses (continued)

PGIM Core Conservative Bond Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,050.60	0.50%	$2.54
Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

PGIM TIPS Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,049.20	0.40%	$2.03
Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

PGIM QMA Commodity Strategies Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$991.60	0.89%	$4.39
Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

PGIM QMA Mid-Cap Core Equity Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,047.30	0.85%	$4.31
Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

PGIM QMA US Broad Market Index Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,108.40	0.20%	$1.05
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2019, and divided by the 365 days in each Fund’s fiscal year ended July 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

BABs—Build America Bonds

CVR—Contingent Value Rights

ETF—Exchange-Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

LME—London Metal Exchange

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

XNGS—London Stock Exchange

37

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS

Banks 11.8%
Ameris Bancorp	3,756	$149,376
Atlantic Union Bankshares Corp.	3,754	142,765
BankUnited, Inc.	7,255	249,644
Brookline Bancorp, Inc.	5,401	80,097
Byline Bancorp, Inc.*	5,959	113,876
East West Bancorp, Inc.	5,588	268,280
First Bancorp/Southern Pines NC	4,454	164,531
First Foundation, Inc.	2,367	35,600
Heritage Financial Corp.	2,527	72,070
Pinnacle Financial Partners, Inc.	4,559	276,914
Renasant Corp.	4,104	147,293
Seacoast Banking Corp. of Florida*	4,985	134,794
Wintrust Financial Corp.	3,069	219,556

		2,054,796

Beverages 0.7%
MGP Ingredients, Inc.	2,457	122,825

Biotechnology 3.8%
Amicus Therapeutics, Inc.*	11,135	138,074
Audentes Therapeutics, Inc.*	2,015	78,424
Emergent BioSolutions, Inc.*	2,136	94,283
Ligand Pharmaceuticals, Inc.*	658	60,214
Madrigal Pharmaceuticals, Inc.*	416	36,313
Mirati Therapeutics, Inc.*	1,315	139,127
Natera, Inc.*	4,401	121,379

		667,814

Building Products 2.0%
Armstrong World Industries, Inc.	307	29,997
JELD-WEN Holding, Inc.*	5,733	125,610
PGT Innovations, Inc.*	7,723	124,495
Trex Co., Inc.*	736	60,168

		340,270

Capital Markets 2.6%
Assetmark Financial Holdings, Inc.*	729	20,624
Brightsphere Investment Group, Inc.	12,589	134,702
Focus Financial Partners, Inc. (Class A Stock)*	1,874	52,303

See Notes to Financial Statements.

38

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Houlihan Lokey, Inc.	2,506	$115,276
Moelis & Co. (Class A Stock)	3,595	131,002

		453,907

Chemicals 1.3%
Ferro Corp.*	7,658	112,802
PolyOne Corp.	3,301	108,174

		220,976

Commercial Services & Supplies 2.4%
Advanced Disposal Services, Inc.*	2,044	66,164
Healthcare Services Group, Inc.	3,417	81,701
Mobile Mini, Inc.	7,664	260,269

		408,134

Construction & Engineering 0.7%
Great Lakes Dredge & Dock Corp.*	10,979	117,805

Construction Materials 1.4%
Summit Materials, Inc. (Class A Stock)*	13,080	241,195

Diversified Telecommunication Services 1.5%
Bandwidth, Inc. (Class A Stock)*	2,472	184,164
Cogent Communications Holdings, Inc.	1,137	71,642

		255,806

Electric Utilities 0.7%
El Paso Electric Co.	1,848	122,449

Electrical Equipment 0.5%
Thermon Group Holdings, Inc.*	3,516	89,095

Electronic Equipment, Instruments & Components 0.5%
nLight, Inc.*	5,553	91,291

Energy Equipment & Services 0.8%
Cactus, Inc. (Class A Stock)*	4,983	146,351

See Notes to Financial Statements.

PGIM Day One Underlying Funds	39

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment 0.8%
IMAX Corp.*	6,147	$134,927

Equity Real Estate Investment Trusts (REITs) 8.9%
Colony Capital, Inc.	11,507	65,015
Columbia Property Trust, Inc.	7,579	166,207
Cousins Properties, Inc.	4,789	168,477
Gaming & Leisure Properties, Inc.	2,932	110,566
Hersha Hospitality Trust	7,823	122,195
Independence Realty Trust, Inc.	12,759	157,574
National Storage Affiliates Trust	6,473	196,067
Pebblebrook Hotel Trust	4,383	122,680
QTS Realty Trust, Inc. (Class A Stock)	4,479	207,288
Retail Opportunity Investments Corp.	8,601	156,022
Summit Hotel Properties, Inc.	6,372	70,793

		1,542,884

Food & Staples Retailing 2.0%
Performance Food Group Co.*	7,763	340,408

Food Products 2.1%
Adecoagro SA (Argentina)*	12,822	86,549
B&G Foods, Inc.(a)	4,164	76,118
Darling Ingredients, Inc.*	9,564	194,436

		357,103

Health Care Equipment & Supplies 2.8%
Avedro, Inc.*	1,370	25,290
Glaukos Corp.*	1,747	142,695
Integra LifeSciences Holdings Corp.*	2,699	171,090
Merit Medical Systems, Inc.*	3,459	136,492
Silk Road Medical, Inc.*	370	16,017

		491,584

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*(a)	3,974	126,930
Guardant Health, Inc.*	864	81,207

See Notes to Financial Statements.

40

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
HealthEquity, Inc.*	1,309	$107,312
Premier, Inc. (Class A Stock)*	2,222	86,102

		401,551

Health Care Technology 2.2%
Health Catalyst, Inc.*	240	10,620
Livongo Health, Inc.*	479	21,196
Phreesia, Inc.*	651	17,792
Tabula Rasa HealthCare, Inc.*	2,460	148,264
Teladoc Health, Inc.*	2,664	181,791

		379,663

Hotels, Restaurants & Leisure 4.0%
Penn National Gaming, Inc.*	3,907	76,265
Planet Fitness, Inc. (Class A Stock)*	4,094	322,034
Texas Roadhouse, Inc.	2,456	135,645
Wingstop, Inc.	1,583	151,319

		685,263

Independent Power & Renewable Electricity Producers 0.8%
NextEra Energy Partners LP	2,925	142,272

Insurance 1.0%
Goosehead Insurance, Inc. (Class A Stock)	3,099	139,486
ProSight Global, Inc.*	2,038	34,748

		174,234

Internet & Direct Marketing Retail 0.0%
RealReal, Inc. (The)*	193	4,738

IT Services 2.0%
Evo Payments, Inc. (Class A Stock)*	2,747	85,487
InterXion Holding NV (Netherlands)*	3,462	260,688

		346,175

See Notes to Financial Statements.

PGIM Day One Underlying Funds	41

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies Corp.*	515	$19,853
Syneos Health, Inc.*	1,917	97,940

		117,793

Machinery 5.4%
Actuant Corp. (Class A Stock)	4,987	114,202
Gardner Denver Holdings, Inc.*	3,151	103,889
Harsco Corp.*	919	21,560
Milacron Holdings Corp.*	6,276	105,688
Mueller Water Products, Inc. (Class A Stock)	4,778	48,592
NN, Inc.	5,774	47,405
Rexnord Corp.*	8,598	251,835
Terex Corp.	1,605	48,872
Trinity Industries, Inc.	3,264	63,974
Welbilt, Inc.*	8,338	136,910

		942,927

Media 1.0%
AMC Networks, Inc. (Class A Stock)*	1,481	79,056
Cardlytics, Inc.*	3,229	91,703

		170,759

Metals & Mining 0.6%
Mayville Engineering Co., Inc.*	3,704	48,782
Sandstorm Gold Ltd. (Canada)*	9,389	57,648

		106,430

Mortgage Real Estate Investment Trusts (REITs) 1.3%
MFA Financial, Inc.	31,774	228,137

Oil, Gas & Consumable Fuels 1.5%
Tallgrass Energy LP	3,530	67,670
WPX Energy, Inc.*	18,995	198,308

		265,978

Pharmaceuticals 2.9%
GW Pharmaceuticals PLC (United Kingdom), ADR*	810	131,463
Horizon Therapeutics PLC*	7,406	184,335

See Notes to Financial Statements.

42

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Intersect ENT, Inc.*	3,236	$63,976
Prestige Consumer Healthcare, Inc.*	2,886	99,856
resTORbio, Inc.*(a)	2,340	25,459

		505,089

Professional Services 1.8%
Huron Consulting Group, Inc.*	2,372	144,621
Korn Ferry	3,044	119,568
WageWorks, Inc.*	1,029	52,654

		316,843

Road & Rail 1.2%
Saia, Inc.*	2,716	207,231

Semiconductors & Semiconductor Equipment 3.5%
Brooks Automation, Inc.	3,194	123,927
Inphi Corp.*	2,829	170,334
MaxLinear, Inc.*	8,443	185,577
Monolithic Power Systems, Inc.	912	135,122

		614,960

Software 11.0%
CyberArk Software Ltd. (Israel)*	1,993	276,788
Everbridge, Inc.*	2,207	225,776
ForeScout Technologies, Inc.*	2,024	75,616
HubSpot, Inc.*	1,726	308,471
Medallia, Inc.*	512	20,403
New Relic, Inc.*	1,487	138,544
Proofpoint, Inc.*	1,799	227,034
Q2 Holdings, Inc.*	2,638	210,697
Trade Desk, Inc. (The) (Class A Stock)*	473	124,545
Varonis Systems, Inc.*	2,712	195,020
Zendesk, Inc.*	1,362	113,809

		1,916,703

Specialty Retail 3.9%
Boot Barn Holdings, Inc.*	2,980	93,244
Five Below, Inc.*	1,407	165,266

See Notes to Financial Statements.

PGIM Day One Underlying Funds	43

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Hudson Ltd. (Class A Stock)*	6,657	$85,077
Monro, Inc.	2,173	182,988
National Vision Holdings, Inc.*	2,904	91,738
Party City Holdco, Inc.*	8,340	53,209

		671,522

Textiles, Apparel & Luxury Goods 1.9%
G-III Apparel Group Ltd.*	2,508	71,879
Kontoor Brands, Inc.*	1,766	51,797
Steven Madden Ltd.	5,724	197,535

		321,211

Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.*	5,859	212,272

TOTAL LONG-TERM INVESTMENTS (cost $14,560,470)		16,931,371

SHORT-TERM INVESTMENTS 4.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	615,758	615,758
PGIM Institutional Money Market Fund (cost $154,479; includes $154,219 of cash collateral for securities on loan)(b)(w)	154,453	154,484

TOTAL SHORT-TERM INVESTMENTS (cost $770,237)		770,242

TOTAL INVESTMENTS 101.9% (cost $15,330,707)		17,701,613
Liabilities in excess of other assets (1.9)%		(330,339)

NET ASSETS 100.0%		$17,371,274

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,882; cash collateral of $154,219 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

44

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Banks	$2,054,796	$—	$—
Beverages	122,825	—	—
Biotechnology	667,814	—	—
Building Products	340,270	—	—
Capital Markets	453,907	—	—
Chemicals	220,976	—	—
Commercial Services & Supplies	408,134	—	—
Construction & Engineering	117,805	—	—
Construction Materials	241,195	—	—
Diversified Telecommunication Services	255,806	—	—
Electric Utilities	122,449	—	—
Electrical Equipment	89,095	—	—
Electronic Equipment, Instruments & Components	91,291	—	—
Energy Equipment & Services	146,351	—	—
Entertainment	134,927	—	—
Equity Real Estate Investment Trusts (REITs)	1,542,884	—	—
Food & Staples Retailing	340,408	—	—
Food Products	357,103	—	—
Health Care Equipment & Supplies	491,584	—	—
Health Care Providers & Services	401,551	—	—
Health Care Technology	379,663	—	—
Hotels, Restaurants & Leisure	685,263	—	—
Independent Power & Renewable Electricity Producers	142,272	—	—
Insurance	174,234	—	—
Internet & Direct Marketing Retail	4,738	—	—
IT Services	346,175	—	—
Life Sciences Tools & Services	117,793	—	—
Machinery	942,927	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	45

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Media	$170,759	$—	$—
Metals & Mining	106,430	—	—
Mortgage Real Estate Investment Trusts (REITs)	228,137	—	—
Oil, Gas & Consumable Fuels	265,978	—	—
Pharmaceuticals	505,089	—	—
Professional Services	316,843	—	—
Road & Rail	207,231	—	—
Semiconductors & Semiconductor Equipment	614,960	—	—
Software	1,916,703	—	—
Specialty Retail	671,522	—	—
Textiles, Apparel & Luxury Goods	321,211	—	—
Trading Companies & Distributors	212,272	—	—
Affiliated Mutual Funds	770,242	—	—

Total	$17,701,613	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Banks	11.8%
Software	11.0
Equity Real Estate Investment Trusts (REITs)	8.9
Machinery	5.4
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	4.4
Hotels, Restaurants & Leisure	4.0
Specialty Retail	3.9
Biotechnology	3.8
Semiconductors & Semiconductor Equipment	3.5
Pharmaceuticals	2.9
Health Care Equipment & Supplies	2.8
Capital Markets	2.6
Commercial Services & Supplies	2.4
Health Care Providers & Services	2.3
Health Care Technology	2.2
Food Products	2.1
IT Services	2.0
Food & Staples Retailing	2.0
Building Products	2.0
Textiles, Apparel & Luxury Goods	1.9
Professional Services	1.8
Oil, Gas & Consumable Fuels	1.5
Diversified Telecommunication Services	1.5%
Construction Materials	1.4
Mortgage Real Estate Investment Trusts (REITs)	1.3
Chemicals	1.3
Trading Companies & Distributors	1.2
Road & Rail	1.2
Insurance	1.0
Media	1.0
Energy Equipment & Services	0.8
Independent Power & Renewable Electricity Producers	0.8
Entertainment	0.8
Beverages	0.7
Electric Utilities	0.7
Construction & Engineering	0.7
Life Sciences Tools & Services	0.7
Metals & Mining	0.6
Electronic Equipment, Instruments & Components	0.5
Electrical Equipment	0.5

See Notes to Financial Statements.

46

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Industry Classification (continued):

Internet & Direct Marketing Retail	0.0 *%

101.9
Liabilities in excess of other assets	(1.9)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$147,882	$(147,882)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	47

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value, including securities on loan of $147,882:
Unaffiliated investments (cost $14,560,470)	$16,931,371
Affiliated investments (cost $770,237)	770,242
Receivable for investments sold	63,195
Dividends receivable	3,701
Receivable for Fund shares sold	1,810
Due from Manager	1,019

Total Assets	17,771,338

Liabilities
Payable to broker for collateral for securities on loan	154,219
Payable for Fund shares reacquired	105,873
Payable for investments purchased	77,914
Audit fee payable	24,482
Custodian and accounting fees payable	24,032
Accrued expenses and other liabilities	13,469
Affiliated transfer agent fee payable	75

Total Liabilities	400,064

Net Assets	$17,371,274

Net assets were comprised of:
Shares of beneficial interest, at par	$1,470
Paid-in capital in excess of par	15,269,975
Total distributable earnings (loss)	2,099,829

Net assets, July 31, 2019	$17,371,274

Class R6
Net asset value, offering price and redemption price per share, ($17,371,274 ÷ 1,470,257 shares of beneficial interest issued and outstanding)	$11.82

See Notes to Financial Statements.

48

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$145,402
Affiliated dividend income	15,847
Income from securities lending, net (including affiliated income of $258)	4,040

Total income	165,289

Expenses
Management fee	121,255
Custodian and accounting fees	59,278
Audit fee	24,482
Legal fees and expenses	17,387
Shareholders’ reports	14,373
Trustees’ fees	11,333
Fund data services	2,102
Commitment fee on syndicated credit agreement	1,771
Insurance expense	1,000
Transfer agent’s fees and expenses (including affiliated expense of $454)	557
SEC registration fees	322
Registration fees	63
Miscellaneous	11,771

Total expenses	265,694
Less: Fee waiver and/or expense reimbursement	(112,105)

Net expenses	153,589

Net investment income (loss)	11,700

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $18)	19,881
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(14))	(421,266)

Net gain (loss) on investment transactions	(401,385)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(389,685)

See Notes to Financial Statements.

PGIM Day One Underlying Funds	49

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$11,700	$350
Net realized gain (loss) on investment transactions		19,881	605,939
Net change in unrealized appreciation (depreciation) on investments		(421,266)	1,735,364

Net increase (decrease) in net assets resulting from operations		(389,685)	2,341,653

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(902,583)	—

Tax return of capital distributions
Class R6		(7,281)	—

Dividends from net investment income*
Class R6		*	(2,113)

Distributions from net realized gains*
Class R6		*	(235,816)

Fund share transactions
Net proceeds from shares sold		2,868,025	2,127,195
Net asset value of shares issued in reinvestment of dividends and distributions		909,864	237,929
Cost of shares reacquired		(1,265,404)	(894,149)

Net increase (decrease) in net assets from Fund share transactions		2,512,485	1,470,975

Total increase (decrease)		1,212,936	3,574,699

Net Assets:
Beginning of year		16,158,338	12,583,639

End of year(a)		$17,371,274	$16,158,338

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$(734)

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

50

PGIM Core Conservative Bond Fund

Schedule of Investments

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.0%

ASSET-BACKED SECURITIES 0.4%

Credit Cards
Chase Issuance Trust, Series 2012-A07, Class A7	2.160%		09/15/24	100	$99,963
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3	3.290		05/23/25	100	103,469

TOTAL ASSET-BACKED SECURITIES (cost $198,609)					203,432

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.5%
Benchmark Mortgage Trust, Series 2018-B03, Class A3	3.746		04/10/51	30	31,773
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283	(cc)	11/15/50	90	93,704
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104		11/13/50	40	41,107
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458		12/10/49	125	132,026
Series 2017-P08, Class A3	3.203		09/15/50	75	78,166
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630		10/10/48	55	58,360
Series 2015-PC01, Class A4	3.620		07/10/50	200	210,232
Series 2016-DC02, Class A5	3.765		02/10/49	25	26,631
CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210		11/15/49	45	46,269
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502		12/25/24	12	12,665
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	75	74,626
Series 2017-M01, Class A2	2.415	(cc)	10/25/26	40	40,094
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2	3.224		03/25/27	100	105,772
Series K070, Class A2	3.303	(cc)	11/25/27	50	53,198
Series K070, Class AM	3.364		12/25/27	25	26,613
Series K076, Class A2	3.900		04/25/28	90	99,732
Series K076, Class AM	3.900		04/25/28	50	55,081
Series K077, Class A2	3.850	(cc)	05/25/28	60	66,354
Series K077, Class AM	3.850	(cc)	05/25/28	10	11,009
Series K083, Class A2	4.050	(cc)	09/25/28	75	84,220
Series K083, Class AM	4.030	(cc)	10/25/28	25	27,916

See Notes to Financial Statements.

PGIM Day One Underlying Funds	51

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763%	03/10/52	125	$133,718
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	20	20,038
Series 2016-JP04, Class A3	3.393	12/15/49	125	131,645
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	70	71,836
Series 2016-C32, Class A3	3.459	12/15/49	125	131,825
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	130,722
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	65,202
Series 2018-C11, Class A3	4.312	06/15/51	75	81,827
Series 2018-C13, Class A3	4.069	10/15/51	200	220,650
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	130,852
Series 2017-C39, Class A3	2.878	09/15/50	100	101,505

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,456,256)				2,595,368

CORPORATE BONDS 25.5%

Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	35	33,985
Sr. Unsec’d. Notes	2.950	02/01/30	45	45,116
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,275
General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	121,926
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	55	56,405
Sr. Unsec’d. Notes	3.800	03/01/45	15	15,982
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	29,337
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	75	78,792
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800	05/04/24	45	45,717
Sr. Unsec’d. Notes	4.125	11/16/28	20	22,102

				459,637

See Notes to Financial Statements.

52

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	2.850%		08/09/22	65	$65,497
Gtd. Notes	4.800		02/14/29	25	26,977
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222		08/15/24	55	55,447
Gtd. Notes	3.557		08/15/27	20	19,931
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.625		03/06/23	50	50,268

					218,120

Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150		10/11/25	25	25,959
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.400		04/19/21	20	20,200
Sr. Unsec’d. Notes	3.625		03/15/22	20	20,389

					66,548

Auto Manufacturers 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	6.375		02/01/29	10	11,033
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664		09/08/24	10	9,875
Sr. Unsec’d. Notes	3.810		01/09/24	10	10,004
Sr. Unsec’d. Notes	4.134		08/04/25	55	54,823
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43	15	16,247
General Motors Financial Co., Inc., Gtd. Notes	4.000		01/15/25	80	81,429

					183,411

Banks 5.4%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28	92	94,790
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	115	118,021
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28	25	26,491

See Notes to Financial Statements.

PGIM Day One Underlying Funds	53

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.970	%(ff)	03/05/29	25	$26,695
Sr. Unsec’d. Notes, MTN	4.000		04/01/24	50	53,187
Sub. Notes, MTN	4.000		01/22/25	30	31,489
Sub. Notes, Series L, MTN	3.950		04/21/25	45	47,134
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650		03/16/25	200	200,280
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.900		12/08/21	20	20,226
Sr. Unsec’d. Notes	3.400		05/01/26	40	41,408
Sr. Unsec’d. Notes	3.700		01/12/26	125	131,785
Sr. Unsec’d. Notes	4.650		07/30/45	50	58,358
Sub. Notes	4.450		09/29/27	35	37,736
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000		02/14/22	50	51,753
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500		01/23/25	250	258,391
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29	140	150,789
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875		01/14/22	115	121,102
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29	75	78,167
Sr. Unsec’d. Notes	3.625		05/13/24	10	10,512
Sr. Unsec’d. Notes	3.875		02/01/24	25	26,467
Sr. Unsec’d. Notes	3.882	(ff)	07/24/38	95	101,236
Sr. Unsec’d. Notes	3.900		07/15/25	10	10,650
Sr. Unsec’d. Notes	4.452	(ff)	12/05/29	50	55,868
Sub. Notes	3.875		09/10/24	120	125,956
KeyBank NA/Cleveland OH, Sub. Notes	3.900		04/13/29	50	53,351
Morgan Stanley,
Sr. Unsec’d. Notes	4.375		01/22/47	55	62,029
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	35	37,051
Sr. Unsec’d. Notes, GMTN	4.000		07/23/25	135	143,892
Sub. Notes, GMTN	4.350		09/08/26	20	21,446
Sub. Notes, MTN	5.000		11/24/25	10	11,051
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900		04/29/24	50	52,780

See Notes to Financial Statements.

54

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269	%(ff)	03/22/25	30	$30,723
SunTrust Bank/Atlanta GA, Sr. Unsec’d. Notes	4.050		11/03/25	20	21,570
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700		01/27/22	20	20,089
U.S. Bancorp, Sr. Unsec’d. Notes, Series V, MTN	2.625		01/24/22	50	50,393
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000		04/22/26	55	55,660
Sr. Unsec’d. Notes, MTN	3.000		02/19/25	90	91,653

					2,530,179

Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	3.650		02/01/26	130	137,110
Gtd. Notes	4.700		02/01/36	20	22,286
Gtd. Notes	4.900		02/01/46	30	34,067
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300		02/01/23	4	4,119
Constellation Brands, Inc., Gtd. Notes	4.400		11/15/25	10	10,960
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750		03/05/22	75	76,234
Sr. Unsec’d. Notes	3.600		03/01/24	10	10,573

					295,349

Biotechnology 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.600		08/19/26	160	157,951
Celgene Corp., Sr. Unsec’d. Notes	3.625		05/15/24	40	41,675
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.650		03/01/26	15	15,828
Sr. Unsec’d. Notes	4.400		12/01/21	20	20,852

					236,306

See Notes to Financial Statements.

PGIM Day One Underlying Funds	55

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	4	$3,979

Chemicals 1.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	75	77,444
Sr. Unsec’d. Notes, 144A	3.625	05/15/26	55	56,835
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	71,167
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	40	41,922
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	75	75,974
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,824
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,993
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	51,179
Sr. Unsec’d. Notes	5.250	01/15/45	15	16,971
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	5,359

				445,668

Commercial Services 0.1%
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	21,417
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	5,220
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	9,166
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	11,137

				46,940

Computers 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	120,998
Sr. Unsec’d. Notes	2.850	05/11/24	35	35,917

See Notes to Financial Statements.

56

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Apple, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.250%	02/23/26	150	$156,855
International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	150	157,132

				470,902

Diversified Financial Services 0.2%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,426
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	21,074
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	21,029
Private Export Funding Corp., Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	26,459

				88,988

Electric 1.7%
Ameren Illinois Co., First Mortgage	4.500	03/15/49	15	17,828
Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	10,331
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	15,154
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series AC	4.250	02/01/49	5	5,704
Sec’d. Notes	3.950	03/01/48	20	21,849
Commonwealth Edison Co.,
First Mortgage	3.650	06/15/46	5	5,217
First Mortgage	3.750	08/15/47	5	5,287
First Mortgage	4.600	08/15/43	35	41,330
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	25,044
DTE Energy Co., Sr. Unsec’d. Notes	3.800	03/15/27	40	42,057
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,526
First Ref. Mortgage	2.950	12/01/26	20	20,485

See Notes to Financial Statements.

PGIM Day One Underlying Funds	57

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	75	$74,231
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	40	41,174
Entergy Louisiana LLC,
First Mortgage	4.050	09/01/23	35	37,141
Sec’d. Notes	4.000	03/15/33	15	16,656
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	10,238
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	25,413
First Mortgage	5.250	02/01/41	25	31,585
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	7,011
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,657
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	6,141
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	26,231
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.150	04/01/24	25	25,670
Ohio Power Co., Sr. Unsec’d. Notes	4.000	06/01/49	20	21,975
PacifiCorp, First Mortgage	5.250	06/15/35	45	54,285
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	13,833
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	24,313
First Mortgage, MTN	3.200	05/15/29	20	20,969
First Mortgage, MTN	3.600	12/01/47	5	5,182
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	20,486
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	5,103
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	10,121
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	6,367

See Notes to Financial Statements.

58

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	40	$44,617
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series L	3.850	02/01/48	15	15,097
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	26,136

				798,444

Environmental Control 0.1%
Waste Management, Inc., Gtd. Notes	3.450	06/15/29	25	26,318

Foods 0.4%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	50	49,178
Gtd. Notes	4.375	06/01/46	40	38,408
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	10	9,735
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	64,109

				161,430

Forest Products & Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000	02/15/27	100	99,670

Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	28,574
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	26,510

				55,084

Healthcare-Products 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21	40	40,507
Sr. Unsec’d. Notes	3.750	11/30/26	9	9,711

See Notes to Financial Statements.

PGIM Day One Underlying Funds	59

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Abbott Laboratories, (cont’d.)
Sr. Unsec’d. Notes	4.900%	11/30/46	30	$37,314
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	33,552
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	76,727
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,424
Sr. Unsec’d. Notes	3.375	11/01/25	10	10,545
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	21,384

				240,164

Healthcare-Services 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	70,111
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	137,332
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	37,455
Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	16,865
Cigna Holding Co., Gtd. Notes	4.000	02/15/22	35	36,096
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	11,117
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	5,791
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	22,664
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	26,447
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	31,420
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	22,520
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	17,037

See Notes to Financial Statements.

60

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746%	10/01/26	50	$49,804
Sutter Health, Unsec’d. Notes	4.091	08/15/48	55	59,657
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	96,037
Sr. Unsec’d. Notes	4.250	06/15/48	20	22,039

				662,392

Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	75	80,204
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	5,374
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	82,815
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	40,652
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	35	36,855
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	66,235
Lincoln National Corp., Sr. Unsec’d. Notes	4.350	03/01/48	5	5,363

				317,498

Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	15,365

Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,213
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	45,394

				50,607

See Notes to Financial Statements.

PGIM Day One Underlying Funds	61

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	06/26/22	45	$45,520

Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	10,171
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	40	40,703
Wabtec Corp., Gtd. Notes	4.950	09/15/28	10	10,798
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	35,578

				97,250

Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	45	49,055
Sr. Sec’d. Notes	6.484	10/23/45	50	59,028
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	30,791
Gtd. Notes	4.600	08/15/45	55	62,843
Gtd. Notes	4.650	07/15/42	10	11,671
Gtd. Notes	4.700	10/15/48	30	35,222
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	50	51,020
Gtd. Notes	5.000	09/20/37	5	5,299
Gtd. Notes	5.300	05/15/49	5	5,400
TWDC Enterprises 18 Corp., Gtd. Notes	2.750	08/16/21	50	50,652
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	20,858
Sr. Unsec’d. Notes	5.850	09/01/43	10	11,896
Walt Disney Co. (The),
Gtd. Notes, 144A	5.400	10/01/43	60	79,154
Gtd. Notes, 144A	7.300	04/30/28	95	125,572

				598,461

See Notes to Financial Statements.

62

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	5	$6,306
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750	06/15/25	45	48,075

				54,381

Miscellaneous Manufacturing 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	96,266
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	15,365

				111,631

Oil & Gas 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	16,843
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	11	11,126
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	61,503
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	10,556
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	149,836
Concho Resources, Inc.,
Gtd. Notes	4.300	08/15/28	5	5,352
Gtd. Notes	4.875	10/01/47	5	5,517
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	34,176
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	23,780
Encana Corp. (Canada), Gtd. Notes	6.500	08/15/34	20	24,410
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	26,973
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	22,919

See Notes to Financial Statements.

PGIM Day One Underlying Funds	63

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	20	$23,165
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	40,499
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.250	01/15/25	40	37,380
Gtd. Notes	6.500	03/13/27	15	14,875
Gtd. Notes	6.500	06/02/41	20	17,980
Total Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	25,122
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	20,863

				572,875

Oil & Gas Services 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	26,390

Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	100	103,142
Sr. Unsec’d. Notes	4.700	05/14/45	20	20,315
Allergan Funding SCS,
Gtd. Notes	3.850	06/15/24	5	5,209
Gtd. Notes	4.550	03/15/35	40	41,320
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	4.250	10/26/49	30	33,038
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875	07/20/25	5	5,218
Sr. Unsec’d. Notes	4.300	03/25/28	10	10,626
Sr. Unsec’d. Notes	4.780	03/25/38	10	10,606
Sr. Unsec’d. Notes	5.050	03/25/48	20	21,677
Sr. Unsec’d. Notes	5.125	07/20/45	15	16,265
Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	100	108,157
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	45,637
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	25	25,120

See Notes to Financial Statements.

64

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Johnson & Johnson, (cont’d.)
Sr. Unsec’d. Notes	3.625%	03/03/37	20	$21,270
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	100,646
Sr. Unsec’d. Notes	3.400	03/07/29	25	26,614
Mylan, Inc., Gtd. Notes	5.200	04/15/48	55	56,238
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000	11/20/45	40	44,678
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	45	45,734
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	70,247
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	5,072

				816,829

Pipelines 0.8%
Energy Transfer Operating LP,
Gtd. Notes	4.750	01/15/26	50	53,861
Gtd. Notes	4.900	03/15/35	30	30,282
Gtd. Notes	6.250	04/15/49	5	5,945
Gtd. Notes	6.625	10/15/36	10	11,688
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	75	82,744
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	10,245
MPLX LP,
Sr. Unsec’d. Notes	4.500	07/15/23	20	21,202
Sr. Unsec’d. Notes	4.500	04/15/38	20	20,249
Sr. Unsec’d. Notes	4.800	02/15/29	20	21,893
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,892
ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	35,640
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	10,592
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	10,264

See Notes to Financial Statements.

PGIM Day One Underlying Funds	65

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300%	03/01/48	10	$8,862
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	30,891
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,323

				370,573

Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,852
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	10,130
Simon Property Group LP,
Sr. Unsec’d. Notes	3.375	10/01/24	70	73,042
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,231
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,542
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	15,688

				135,485

Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	30	31,361
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	31,260
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	132,981
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	20,365
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625	01/15/22	45	45,390
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	28,819

				290,176

Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	19,406

See Notes to Financial Statements.

66

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software 1.3%
Fidelity National Information Services, Inc., Gtd. Notes	3.875%	06/05/24	10	$10,567
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	37,115
Microsoft Corp.,
Sr. Unsec’d. Notes	2.875	02/06/24	220	226,728
Sr. Unsec’d. Notes	3.700	08/08/46	50	54,197
Sr. Unsec’d. Notes	4.100	02/06/37	10	11,434
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	165	165,645
Sr. Unsec’d. Notes	2.950	05/15/25	95	97,464

				603,150

Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	06/01/24	100	103,856
Sr. Unsec’d. Notes	3.600	07/15/25	30	31,205
Sr. Unsec’d. Notes	3.950	01/15/25	30	31,678
Sr. Unsec’d. Notes	4.450	04/01/24	60	64,453
Sr. Unsec’d. Notes	4.750	05/15/46	100	105,707
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	37,640
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	60,676
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.376	02/15/25	4	4,172
Sr. Unsec’d. Notes	4.500	08/10/33	10	11,323
Sr. Unsec’d. Notes	4.522	09/15/48	128	142,391
Sr. Unsec’d. Notes, 144A	4.016	12/03/29	26	28,203

				621,304

Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	79,509
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	42,925

See Notes to Financial Statements.

PGIM Day One Underlying Funds	67

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000%	04/15/27	20	$20,369
Sr. Unsec’d. Notes	3.600	09/15/37	10	10,204

				153,007

TOTAL CORPORATE BONDS (cost $11,479,079)				11,989,437

MUNICIPAL BONDS 1.0%

Arizona 0.0%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	24,775

California 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263	04/01/49	60	90,758
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	26,565
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	65	104,243

				221,566

Illinois 0.0%
Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472	01/01/49	20	23,591

Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	53,259

New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	50	78,713

See Notes to Financial Statements.

68

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.1%
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882%	06/15/44	20	$28,483

Ohio 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	30,728
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	13,490

				44,218

TOTAL MUNICIPAL BONDS (cost $428,625)				474,605

SOVEREIGN BONDS 0.3%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	68,178
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	40	48,378
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	10	11,212

TOTAL SOVEREIGN BONDS (cost $117,534)				127,768

U.S. GOVERNMENT AGENCY OBLIGATIONS 28.7%
Federal Home Loan Bank	3.250	11/16/28	70	75,801
Federal Home Loan Mortgage Corp.	2.000	01/01/32	72	70,941
Federal Home Loan Mortgage Corp.	2.500	07/01/31	174	175,383
Federal Home Loan Mortgage Corp.	3.000	02/01/32	51	52,501
Federal Home Loan Mortgage Corp.	3.000	02/01/32	53	54,396
Federal Home Loan Mortgage Corp.	3.000	01/01/37	24	24,941
Federal Home Loan Mortgage Corp.	3.000	12/01/37	44	44,503
Federal Home Loan Mortgage Corp.	3.000	12/01/42	187	191,169
Federal Home Loan Mortgage Corp.	3.000	11/01/46	79	80,331
Federal Home Loan Mortgage Corp.	3.000	01/01/47	199	202,032
Federal Home Loan Mortgage Corp.	3.500	11/01/37	45	47,104
Federal Home Loan Mortgage Corp.	3.500	06/01/42	63	65,407
Federal Home Loan Mortgage Corp.	3.500	04/01/46	113	116,665
Federal Home Loan Mortgage Corp.	3.500	11/01/47	134	138,110
Federal Home Loan Mortgage Corp.	3.500	11/01/47	226	233,632
Federal Home Loan Mortgage Corp.	4.000	10/01/45	96	101,335

See Notes to Financial Statements.

PGIM Day One Underlying Funds	69

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	05/01/46	189	$198,879
Federal Home Loan Mortgage Corp.	4.000	03/01/47	167	176,103
Federal Home Loan Mortgage Corp.	4.000	01/01/48	229	238,998
Federal Home Loan Mortgage Corp.	4.000	06/01/48	187	194,021
Federal Home Loan Mortgage Corp.	4.500	07/01/47	218	229,975
Federal Home Loan Mortgage Corp.	4.500	12/01/48	101	106,352
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	42,831
Federal National Mortgage Assoc.	2.250	04/12/22	55	55,486
Federal National Mortgage Assoc.	2.500	02/05/24	95	97,445
Federal National Mortgage Assoc.	2.500	01/01/32	162	163,448
Federal National Mortgage Assoc.	2.500	09/01/46	79	77,954
Federal National Mortgage Assoc.	3.000	11/01/28	98	100,646
Federal National Mortgage Assoc.	3.000	01/01/30	215	219,693
Federal National Mortgage Assoc.	3.000	12/01/36	79	80,540
Federal National Mortgage Assoc.	3.000	10/01/42	29	29,498
Federal National Mortgage Assoc.	3.000	02/01/43	379	385,742
Federal National Mortgage Assoc.	3.000	04/01/43	122	124,272
Federal National Mortgage Assoc.	3.000	01/01/47	441	447,964
Federal National Mortgage Assoc.	3.500	08/01/31	67	69,578
Federal National Mortgage Assoc.	3.500	10/01/32	47	48,649
Federal National Mortgage Assoc.	3.500	06/01/33	93	96,429
Federal National Mortgage Assoc.	3.500	01/01/42	197	204,792
Federal National Mortgage Assoc.	3.500	03/01/42	182	189,701
Federal National Mortgage Assoc.	3.500	11/01/42	107	111,080
Federal National Mortgage Assoc.	3.500	08/01/43	144	150,207
Federal National Mortgage Assoc.	3.500	03/01/45	345	355,668
Federal National Mortgage Assoc.	3.500	01/01/46	74	75,984
Federal National Mortgage Assoc.	3.500	12/01/46	83	86,080
Federal National Mortgage Assoc.	3.500	01/01/47	150	155,108
Federal National Mortgage Assoc.	3.500	09/01/47	257	264,851
Federal National Mortgage Assoc.	4.000	01/01/41	295	313,081
Federal National Mortgage Assoc.	4.000	04/01/41	170	180,556
Federal National Mortgage Assoc.	4.000	02/01/47	462	483,973
Federal National Mortgage Assoc.	4.000	04/01/48	674	701,086
Federal National Mortgage Assoc.	4.500	03/01/41	158	170,611
Federal National Mortgage Assoc.	4.500	02/01/44	165	176,973
Federal National Mortgage Assoc.	4.500	01/01/45	170	182,877
Federal National Mortgage Assoc.	4.500	08/01/48	90	94,297
Federal National Mortgage Assoc.	4.500	02/01/49	99	103,616
Federal National Mortgage Assoc.	5.000	11/01/35	181	198,554
Federal National Mortgage Assoc.	5.000	06/01/40	47	51,627
Federal National Mortgage Assoc.	5.000	03/01/42	89	96,719

See Notes to Financial Statements.

70

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.625%	11/15/30	15	$21,370
Government National Mortgage Assoc.	2.500	03/20/43	17	16,935
Government National Mortgage Assoc.	2.500	12/20/46	39	39,463
Government National Mortgage Assoc.	3.000	01/20/43	171	175,823
Government National Mortgage Assoc.	3.000	04/20/45	102	104,635
Government National Mortgage Assoc.	3.000	07/20/46	184	188,719
Government National Mortgage Assoc.	3.000	09/20/46	185	190,383
Government National Mortgage Assoc.	3.000	11/20/46	129	132,440
Government National Mortgage Assoc.	3.500	12/20/42	338	353,929
Government National Mortgage Assoc.	3.500	01/20/44	111	115,633
Government National Mortgage Assoc.	3.500	04/20/45	74	77,016
Government National Mortgage Assoc.	3.500	07/20/46	339	351,579
Government National Mortgage Assoc.	3.500	08/20/46	499	518,571
Government National Mortgage Assoc.	3.500	09/20/46	76	78,837
Government National Mortgage Assoc.	3.500	06/20/47	229	237,427
Government National Mortgage Assoc.	3.500	11/20/47	172	178,421
Government National Mortgage Assoc.	4.000	12/20/45	194	205,134
Government National Mortgage Assoc.	4.000	10/20/46	12	13,030
Government National Mortgage Assoc.	4.000	03/20/47	134	139,928
Government National Mortgage Assoc.	4.000	07/20/47	179	187,225
Government National Mortgage Assoc.	4.000	09/20/47	458	478,318
Government National Mortgage Assoc.	4.500	04/20/41	34	36,009
Government National Mortgage Assoc.	4.500	03/20/44	82	86,706
Government National Mortgage Assoc.	4.500	12/20/44	76	80,358
Government National Mortgage Assoc.	4.500	11/20/46	51	54,929
Government National Mortgage Assoc.	4.500	01/20/47	16	16,445
Government National Mortgage Assoc.	5.000	04/20/45	54	59,474
Government National Mortgage Assoc.	5.500	12/15/33	21	23,671
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	80	80,029

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,191,173)				13,448,632

U.S. TREASURY OBLIGATIONS 36.6%
U.S. Treasury Bonds	2.750	08/15/47	140	146,010
U.S. Treasury Bonds	2.875	08/15/45	680	726,298
U.S. Treasury Bonds	2.875	11/15/46	175	187,141
U.S. Treasury Bonds	3.000	11/15/44	90	98,269
U.S. Treasury Bonds	3.000	05/15/45	985	1,076,343
U.S. Treasury Bonds	3.000	02/15/49	20	21,951
U.S. Treasury Bonds	3.625	08/15/43	1,175	1,418,124
U.S. Treasury Bonds	3.750	11/15/43	210	258,431

See Notes to Financial Statements.

PGIM Day One Underlying Funds	71

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	6.250%	08/15/23	130	$152,100
U.S. Treasury Bonds	7.250	08/15/22	60	69,422
U.S. Treasury Notes	1.125	02/28/21	40	39,477
U.S. Treasury Notes	1.375	04/30/21	810	802,058
U.S. Treasury Notes	1.375	05/31/21	1,265	1,252,152
U.S. Treasury Notes	1.625	04/30/23	1,190	1,179,959
U.S. Treasury Notes	1.750	07/31/21	70	69,809
U.S. Treasury Notes	1.750	07/15/22	330	329,072
U.S. Treasury Notes	1.750	07/31/24	190	189,154
U.S. Treasury Notes	1.875	04/30/22	1,155	1,155,226
U.S. Treasury Notes	1.875	07/31/26	65	64,782
U.S. Treasury Notes	2.000	11/30/20	1,315	1,314,897
U.S. Treasury Notes	2.000	02/15/25	475	477,802
U.S. Treasury Notes	2.000	08/15/25	1,065	1,070,824
U.S. Treasury Notes	2.125	09/30/21	700	703,391
U.S. Treasury Notes	2.125	06/30/22	760	765,819
U.S. Treasury Notes	2.125	07/31/24	360	364,458
U.S. Treasury Notes	2.125	05/15/25	25	25,316
U.S. Treasury Notes	2.250	11/15/27	590	601,984
U.S. Treasury Notes	2.375	05/15/29	80	82,500
U.S. Treasury Notes	2.625	11/15/20	650	654,951
U.S. Treasury Notes	2.875	11/15/21	1,510	1,543,444
U.S. Treasury Notes	2.875	05/15/28	290	310,459

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,693,127)				17,151,623

TOTAL LONG-TERM INVESTMENTS (cost $44,564,403)				45,990,865

			Shares

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,058,262)(w)			1,058,262	1,058,262

TOTAL INVESTMENTS 100.3% (cost $45,622,665)				47,049,127
Liabilities in excess of other assets (0.3)%				(144,452)

NET ASSETS 100.0%				$46,904,675

See Notes to Financial Statements.

72

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Credit Cards	$—	$203,432	$—
Commercial Mortgage-Backed Securities	—	2,595,368	—
Corporate Bonds	—	11,989,437	—
Municipal Bonds	—	474,605	—
Sovereign Bonds	—	127,768	—
U.S. Government Agency Obligations	—	13,448,632	—
U.S. Treasury Obligations	—	17,151,623	—
Affiliated Mutual Fund	1,058,262	—	—

Total	$1,058,262	$45,990,865	$—

Industry Allocations:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

U.S. Treasury Obligations	36.6%
U.S. Government Agency Obligations	28.7
Commercial Mortgage-Backed Securities	5.5
Banks	5.4
Affiliated Mutual Fund	2.3
Pharmaceuticals	1.7
Electric	1.7%
Healthcare-Services	1.4
Telecommunications	1.3
Software	1.3
Media	1.3
Oil & Gas	1.2

See Notes to Financial Statements.

PGIM Day One Underlying Funds	73

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2019

Industry Allocations (continued):

Municipal Bonds	1.0%
Computers	1.0
Aerospace & Defense	1.0
Chemicals	1.0
Pipelines	0.8
Insurance	0.7
Beverages	0.6
Retail	0.6
Healthcare-Products	0.5
Biotechnology	0.5
Agriculture	0.5
Credit Cards	0.4
Auto Manufacturers	0.4
Foods	0.4
Transportation	0.3
Real Estate Investment Trusts (REITs)	0.3
Sovereign Bonds	0.3
Miscellaneous Manufacturing	0.2
Forest Products & Paper	0.2
Machinery-Diversified	0.2
Diversified Financial Services	0.2%
Airlines	0.1
Gas	0.1
Mining	0.1
Lodging	0.1
Commercial Services	0.1
Machinery-Construction & Mining	0.1
Oil & Gas Services	0.1
Environmental Control	0.1
Semiconductors	0.0 *
Internet	0.0 *
Building Materials	0.0 *

100.3
Liabilities in excess of other assets	(0.3)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

74

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $44,564,403)	$45,990,865
Affiliated investments (cost $1,058,262)	1,058,262
Dividends and interest receivable	279,597
Receivable for Fund shares sold	194,850
Due from Manager	4,661

Total Assets	47,528,235

Liabilities
Payable for investments purchased	459,649
Audit fee payable	56,106
Payable for Fund shares reacquired	55,843
Custodian and accounting fees payable	37,817
Accrued expenses and other liabilities	14,082
Affiliated transfer agent fee payable	63

Total Liabilities	623,560

Net Assets	$46,904,675

Net assets were comprised of:
Shares of beneficial interest, at par	$4,633
Paid-in capital in excess of par	45,988,565
Total distributable earnings (loss)	911,477

Net assets, July 31, 2019	$46,904,675

Class R6
Net asset value, offering price and redemption price per share, ($46,904,675 ÷ 4,633,079 shares of beneficial interest issued and outstanding)	$10.12

See Notes to Financial Statements.

PGIM Day One Underlying Funds	75

PGIM Core Conservative Bond Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Interest income	$1,282,840
Affiliated dividend income	20,654

Total income	1,303,494

Expenses
Management fee	115,204
Custodian and accounting fees	92,670
Audit fee	56,106
Shareholders’ reports	18,165
Legal fees and expenses	17,380
Trustees’ fees	11,607
SEC registration fees	834
Transfer agent’s fees and expenses (including affiliated expense of $385)	474
Registration fees	63
Miscellaneous	15,476

Total expenses	327,979
Less: Fee waiver and/or expense reimbursement	(114,638)

Net expenses	213,341

Net investment income (loss)	1,090,153

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	8,601
Net change in unrealized appreciation (depreciation) on investments	2,207,157

Net gain (loss) on investment transactions	2,215,758

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,305,911

See Notes to Financial Statements.

76

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$1,090,153	$731,487
Net realized gain (loss) on investment transactions		8,601	(160,312)
Net change in unrealized appreciation (depreciation) on investments		2,207,157	(1,017,783)

Net increase (decrease) in net assets resulting from operations		3,305,911	(446,608)

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(1,203,449)	—

Dividends from net investment income*
Class R6		*	(853,604)

Fund share transactions
Net proceeds from shares sold		10,866,757	10,806,386
Net asset value of shares issued in reinvestment of dividends and distributions		1,203,448	853,603
Cost of shares reacquired		(5,859,806)	(3,125,416)

Net increase (decrease) in net assets from Fund share transactions		6,210,399	8,534,573

Total increase (decrease)		8,312,861	7,234,361

Net Assets:
Beginning of year		38,591,814	31,357,453

End of year(a)		$46,904,675	$38,591,814

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$2,355

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	77

PGIM TIPS Fund

Schedule of Investments

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,664	$1,643,634
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,980	1,961,365
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	684	677,231
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,672	3,643,387
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,433	1,431,117
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/23	193	193,660
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,590	1,602,618
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	31	31,690
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	91	91,180
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	809	816,604
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	2,606	2,645,692
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	3,174	3,247,393
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	606	615,671
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,000	1,002,347
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	193	203,112
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	928	958,548
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	530	561,992
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	483	514,915
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,206	1,210,026
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	736	845,391
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	966	1,081,340
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,148	1,275,274
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	267	344,127
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	210	273,679
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,970	2,192,023
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	806	930,721
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,777	2,138,064
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	209	286,606
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	412	527,967
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,908	2,552,814

TOTAL LONG-TERM INVESTMENTS (cost $34,637,048)				35,500,188

See Notes to Financial Statements.

78

PGIM TIPS Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $263,675)(w)	263,675	$263,675

TOTAL INVESTMENTS 99.5% (cost $34,900,723)		35,763,863
Other assets in excess of liabilities 0.5%		173,919

NET ASSETS 100.0%		$35,937,782

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$35,500,188	$—
Affiliated Mutual Fund	263,675	—	—

Total	$263,675	$35,500,188	$—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	79

PGIM TIPS Fund

Schedule of Investments (continued)

as of July 31, 2019

Sector Allocations:

The sector allocations of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

U.S. Treasury Obligations	98.8%
Affiliated Mutual Fund	0.7

99.5
Other assets in excess of liabilities	0.5
100.0%

See Notes to Financial Statements.

80

PGIM TIPS Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $34,637,048)	$35,500,188
Affiliated investments (cost $263,675)	263,675
Receivable for investments sold	1,061,730
Receivable for Fund shares sold	299,480
Dividends and interest receivable	64,131
Due from Manager	1,004

Total Assets	37,190,208

Liabilities
Payable for investments purchased	1,079,511
Payable for Fund shares reacquired	103,063
Accrued expenses and other liabilities	37,149
Audit fee payable	32,643
Affiliated transfer agent fee payable	60

Total Liabilities	1,252,426

Net Assets	$35,937,782

Net assets were comprised of:
Shares of beneficial interest, at par	$3,643
Paid-in capital in excess of par	35,562,446
Total distributable earnings (loss)	371,693

Net assets, July 31, 2019	$35,937,782

Class R6
Net asset value, offering price and redemption price per share, ($35,937,782 ÷ 3,642,571 shares of beneficial interest issued and outstanding)	$9.87

See Notes to Financial Statements.

PGIM Day One Underlying Funds	81

PGIM TIPS Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Interest income	$776,675
Affiliated dividend income	4,265

Total income	780,940

Expenses
Management fee	69,948
Custodian and accounting fees	55,487
Audit fee	32,643
Legal fees and expenses	17,346
Shareholders’ reports	13,316
Trustees’ fees	11,461
Fund data services	4,485
Commitment fee on syndicated credit agreement	1,914
SEC registration fees	1,347
Insurance expense	1,000
Transfer agent’s fees and expenses (including affiliated expense of $348)	414
Registration fees	63
Miscellaneous	9,037

Total expenses	218,461
Less: Fee waiver and/or expense reimbursement	(96,648)

Net expenses	121,813

Net investment income (loss)	659,127

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on investment transactions	(60,741)

Net change in unrealized appreciation (depreciation) on:
Investments	1,220,907
Foreign currencies	199

1,221,106

Net gain (loss) on investment and foreign currency transactions	1,160,365

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,819,492

See Notes to Financial Statements.

82

PGIM TIPS Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$659,127	$563,676
Net realized gain (loss) on investment transactions		(60,741)	(98,092)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies		1,221,106	(370,209)

Net increase (decrease) in net assets resulting from operations		1,819,492	95,375

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(827,770)	—

Dividends from net investment income*
Class R6		*	(687,732)

Fund share transactions
Net proceeds from shares sold		19,881,418	18,258,971
Net asset value of shares issued in reinvestment of dividends and distributions		827,771	687,633
Cost of shares reacquired		(9,455,747)	(10,672,380)

Net increase (decrease) in net assets from Fund share transactions		11,253,442	8,274,224

Total increase (decrease)		12,245,164	7,681,867

Net Assets:
Beginning of year		23,692,618	16,010,751

End of year(a)		$35,937,782	$23,692,618

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$11,790

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	83

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments

as of July 31, 2019

Description				Shares	Value
SHORT-TERM INVESTMENTS 98.6%

UNAFFILIATED MUTUAL FUND 41.8%
Dreyfus Treasury Securities Cash Management(bb) (cost $8,828,132)				8,828,132	$8,828,132

	Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) 56.8%
U.S. Treasury Bills	2.105%	09/19/19		10,500	10,471,760
U.S. Treasury Bills	2.164	09/19/19	(bb)(k)	1,525	1,520,898

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,990,565)					11,992,658

TOTAL INVESTMENTS 98.6% (cost $20,818,697)					20,820,790
Other assets in excess of liabilities(z) 1.4%					302,047

NET ASSETS 100.0%					$21,122,837

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives. (n) Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at July 31, 2019(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
25	Brent Crude	Nov. 2019	$1,613,750	$47,354
6	Coffee ’C’	Sep. 2019	224,213	(3,281)
27	Copper	Sep. 2019	1,799,550	(31,152)
63	Corn	Sep. 2019	1,260,787	(163,013)
13	Cotton No. 2	Dec. 2019	414,960	(245)
8	Gasoline RBOB	Sep. 2019	625,901	19,502
17	Gold 100 OZ	Dec. 2019	2,444,260	(1,571)
10	Hard Red Winter Wheat	Sep. 2019	211,375	(27,375)
3	Lean Hogs	Aug. 2019	95,190	(3,956)

See Notes to Financial Statements.

84

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (continued)

as of July 31, 2019

Commodity Futures contracts outstanding at July 31, 2019(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions (cont’d):
24	Live Cattle	Oct. 2019	$1,033,440	$(24,791)
7	LME Nickel	Sep. 2019	609,294	78,714
20	LME PRI Aluminum	Sep. 2019	895,125	(7,098)
15	LME Zinc	Sep. 2019	918,937	30,319
9	Low Sulphur Gas Oil	Sep. 2019	543,375	16,600
50	Natural Gas	Sep. 2019	1,116,500	(34,500)
8	NY Harbor ULSD	Sep. 2019	662,155	17,815
8	Silver	Sep. 2019	656,200	35,480
18	Soybean	Nov. 2019	793,350	(24,127)
22	Soybean Meal	Dec. 2019	671,880	(16,344)
37	Soybean Oil	Dec. 2019	626,706	(12,761)
29	Sugar #11 (World)	Oct. 2019	396,581	(9,094)
23	Wheat	Sep. 2019	671,880	(63,250)
34	WTI Crude	Sep. 2019	1,991,720	26,520

				$(150,254)

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$101,935	$1,520,898

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	85

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (continued)

as of July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Mutual Fund	$8,828,132	$—	$—
U.S. Treasury Obligations	—	11,992,658	—
Other Financial Instruments*
Commodity Futures Contracts	(150,254)	—	—

Total	$8,677,878	$11,992,658	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

U.S. Treasury Obligations	56.8%
Unaffiliated Mutual Fund	41.8

98.6
Other assets in excess of liabilities	1.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2019 as presented in the Consolidated Statement of Assets and Liabilities:

See Notes to Financial Statements.

86

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (continued)

as of July 31, 2019

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$272,304	*	Due from/to broker—variation margin futures	$422,558	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the year ended July 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,398,899)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(61,266)

For the year ended July 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$ 19,647,509	$ 699,087

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	87

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities

as of July 31, 2019

Assets
Unaffiliated investments (cost $20,818,697)	$20,820,790
Receivable for Fund shares sold	285,923
Deposit with broker for centrally cleared/exchange-traded derivatives	101,935
Interest receivable	16,746

Total Assets	21,225,394

Liabilities
Audit fee payable	28,563
Due to broker—variation margin futures	21,285
Payable for Fund shares reacquired	20,934
Custodian and accounting fees payable	20,466
Management fee payable	11,234
Affiliated transfer agent fee payable	75

Total Liabilities	102,557

Net Assets	$21,122,837

Net assets were comprised of:
Shares of beneficial interest, at par	$2,237
Paid-in capital in excess of par	22,426,667
Total distributable earnings (loss)	(1,306,067)

Net assets, July 31, 2019	$21,122,837

Class R6
Net asset value, offering price and redemption price per share, ($21,122,837 ÷ 2,237,111 shares of beneficial interest issued and outstanding)	$9.44

See Notes to Financial Statements.

88

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Interest income	$266,680
Unaffiliated dividend income	168,891

Total income	435,571

Expenses
Management fee	90,610
Custodian and accounting fees	28,951
Audit fee	28,563
Legal fees and expenses	25,989
Shareholders’ reports	14,235
Trustees’ fees	11,367
Fund data services	2,102
Commitment fee on syndicated credit agreement	1,774
Insurance expense	1,000
Transfer agent’s fees and expenses (including affiliated expense of $454)	557
SEC registration fees	521
Registration fees	63
Miscellaneous	10,510

Total expenses	216,242
Less: Fee waiver and/or expense reimbursement	(59,168)

Net expenses	157,074

Net investment income (loss)	278,497

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	8
Futures transactions	(1,398,899)

(1,398,891)

Net change in unrealized appreciation (depreciation) on:
Investments	460
Futures	(61,266)

(60,806)

Net gain (loss) on investment transactions	(1,459,697)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,181,200)

See Notes to Financial Statements.

PGIM Day One Underlying Funds	89

PGIM QMA Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$278,497	$66,453
Net realized gain (loss) on investment transactions		(1,398,891)	781,968
Net change in unrealized appreciation (depreciation) on investments		(60,806)	(453,485)

Net increase (decrease) in net assets resulting from operations		(1,181,200)	394,936

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(530,351)	—

Dividends from net investment income*
Class R6		*	(222,021)

Fund share transactions
Net proceeds from shares sold		6,829,897	6,137,208
Net asset value of shares issued in reinvestment of dividends and distributions		530,351	222,021
Cost of shares reacquired		(2,712,985)	(2,156,323)

Net increase (decrease) in net assets from Fund share transactions		4,647,263	4,202,906

Total increase (decrease)		2,935,712	4,375,821

Net Assets:
Beginning of year		18,187,125	13,811,304

End of year(a)		$21,122,837	$18,187,125

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$416,673

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

90

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 101.0%

COMMON STOCKS 99.0%

Aerospace & Defense 1.8%
Arconic, Inc.	3,600	$90,144
Curtiss-Wright Corp.	190	24,113
Spirit AeroSystems Holdings, Inc. (Class A Stock)	930	71,461
Teledyne Technologies, Inc.*	290	84,471

		270,189

Air Freight & Logistics 0.3%
XPO Logistics, Inc.*	700	47,236

Airlines 0.9%
JetBlue Airways Corp.*	6,800	130,764

Auto Components 0.8%
Dana, Inc.	2,900	48,459
Delphi Technologies PLC	600	11,244
Goodyear Tire & Rubber Co. (The)	4,900	67,277

		126,980

Automobiles 0.1%
Thor Industries, Inc.	350	20,860

Banks 6.6%
Associated Banc-Corp.	3,700	80,179
Bank OZK	900	27,522
East West Bancorp, Inc.	2,690	129,147
First Horizon National Corp.	5,100	83,640
FNB Corp.	8,000	96,400
Hancock Whitney Corp.	2,710	112,519
International Bancshares Corp.	860	32,362
PacWest Bancorp	2,930	113,186
Pinnacle Financial Partners, Inc.	300	18,222
Sterling Bancorp	700	15,295
Synovus Financial Corp.	610	23,284
Texas Capital Bancshares, Inc.*	1,710	107,610
Umpqua Holdings Corp.	2,300	40,158
Webster Financial Corp.	600	30,600
Wintrust Financial Corp.	1,420	101,587

		1,011,711

See Notes to Financial Statements.

PGIM Day One Underlying Funds	91

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology 1.0%
Exelixis, Inc.*	6,400	$136,128
United Therapeutics Corp.*	210	16,640

		152,768

Building Products 0.3%
Resideo Technologies, Inc.*	2,400	45,264
Universal Forest Products, Inc.	100	4,043

		49,307

Capital Markets 2.4%
Affiliated Managers Group, Inc.	640	54,906
Evercore, Inc. (Class A Stock)	530	45,776
Invesco Ltd.	700	13,433
Janus Henderson Group PLC (United Kingdom)	5,000	100,350
Legg Mason, Inc.	800	30,128
Stifel Financial Corp.	1,960	117,227

		361,820

Chemicals 1.9%
Cabot Corp.	710	31,751
Koppers Holdings, Inc.*	2,100	57,330
PolyOne Corp.	3,180	104,209
RPM International, Inc.	100	6,783
Scotts Miracle-Gro Co. (The)	590	66,186
Trinseo SA	700	27,167

		293,426

Commercial Services & Supplies 1.3%
Brink’s Co. (The)	460	41,474
Deluxe Corp.	1,120	49,974
Herman Miller, Inc.	2,150	97,481
Knoll, Inc.	300	7,275

		196,204

See Notes to Financial Statements.

92

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment 0.6%
NetScout Systems, Inc.*	1,700	$44,268
ViaSat, Inc.*	640	52,218

		96,486

Construction & Engineering 2.1%
AECOM*	2,200	79,090
EMCOR Group, Inc.	1,470	124,053
Fluor Corp.	3,200	104,032
MasTec, Inc.*	200	10,264
Valmont Industries, Inc.	90	12,384

		329,823

Construction Materials 0.7%
Eagle Materials, Inc.	1,210	100,164

Consumer Finance 1.2%
Navient Corp.	7,500	106,125
OneMain Holdings, Inc.	900	37,305
SLM Corp.	4,500	40,995

		184,425

Containers & Packaging 1.1%
Greif, Inc. (Class A Stock)	1,830	63,977
Owens-Illinois, Inc.	5,100	86,547
Silgan Holdings, Inc.	500	15,030

		165,554

Distributors 0.5%
Core-Mark Holding Co., Inc.	700	26,201
LKQ Corp.*	500	13,465
Pool Corp.	230	43,555

		83,221

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	700	33,159
frontdoor, Inc.*	1,800	82,152

See Notes to Financial Statements.

PGIM Day One Underlying Funds	93

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Consumer Services (cont’d.)
Service Corp. International	230	$10,612
Weight Watchers International, Inc.*	1,400	30,310

		156,233

Diversified Financial Services 0.5%
FGL Holdings	2,100	17,115
Jefferies Financial Group, Inc.	3,100	66,123

		83,238

Electric Utilities 1.0%
ALLETE, Inc.	800	69,560
Hawaiian Electric Industries, Inc.	1,740	77,952

		147,512

Electrical Equipment 1.9%
Acuity Brands, Inc.	920	123,482
Hubbell, Inc.	1,060	137,673
Regal Beloit Corp.	460	36,625

		297,780

Electronic Equipment, Instruments & Components 4.7%
Arrow Electronics, Inc.*	1,180	85,680
Avnet, Inc.	2,650	120,363
Belden, Inc.	100	4,546
Itron, Inc.*	900	55,800
Jabil, Inc.	4,000	123,520
SYNNEX Corp.	1,160	114,306
Tech Data Corp.*	890	90,193
Zebra Technologies Corp. (Class A Stock)*	620	130,752

		725,160

Energy Equipment & Services 0.7%
Apergy Corp.*	1,000	32,530
Matrix Service Co.*	1,200	22,044
Oceaneering International, Inc.*	3,700	57,165

		111,739

See Notes to Financial Statements.

94

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment 0.6%
Cinemark Holdings, Inc.	1,600	$63,872
Live Nation Entertainment, Inc.*	300	21,618

		85,490

Equity Real Estate Investment Trusts (REITs) 9.3%
American Campus Communities, Inc.	2,600	121,550
Apple Hospitality REIT, Inc.	400	6,284
Brixmor Property Group, Inc.	4,500	85,410
Camden Property Trust	1,560	161,788
CoreCivic, Inc.	5,800	98,426
Corporate Office Properties Trust	3,100	86,552
Cousins Properties, Inc.	550	19,349
Douglas Emmett, Inc.	1,300	53,066
EPR Properties	1,680	125,043
Franklin Street Properties Corp.	500	4,030
GEO Group, Inc. (The)	5,630	100,270
Highwoods Properties, Inc.	1,500	67,995
Hospitality Properties Trust	3,840	94,886
Liberty Property Trust	500	26,150
Medical Properties Trust, Inc.	2,700	47,250
Omega Healthcare Investors, Inc.	3,200	116,160
Pebblebrook Hotel Trust	2,500	69,975
Ryman Hospitality Properties, Inc.	310	23,250
Sabra Health Care REIT, Inc.	1,000	20,640
Senior Housing Properties Trust	10,300	84,460
Xenia Hotels & Resorts, Inc.	400	8,572

		1,421,106

Food Products 2.3%
Bunge Ltd.	200	11,686
Flowers Foods, Inc.	1,500	35,550
Ingredion, Inc.	1,500	115,935
Pilgrim’s Pride Corp.*	3,300	89,298
Post Holdings, Inc.*	980	105,076

		357,545

Gas Utilities 1.7%
Southwest Gas Holdings, Inc.	180	16,004

See Notes to Financial Statements.

PGIM Day One Underlying Funds	95

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
Spire, Inc.	1,090	$89,827
UGI Corp.	3,010	153,781

		259,612

Health Care Equipment & Supplies 4.7%
Hill-Rom Holdings, Inc.	900	95,976
Integra LifeSciences Holdings Corp.*	1,600	101,424
Masimo Corp.*	1,010	159,429
STERIS PLC	1,300	193,518
West Pharmaceutical Services, Inc.	1,250	171,587

		721,934

Health Care Providers & Services 1.8%
Encompass Health Corp.	1,220	77,885
MEDNAX, Inc.*	2,120	52,088
Molina Healthcare, Inc.*	1,090	144,730

		274,703

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	2,000	20,600
Simulations Plus, Inc.	200	7,764

		28,364

Hotels, Restaurants & Leisure 3.7%
Boyd Gaming Corp.	500	13,245
Brinker International, Inc.	2,300	91,655
Domino’s Pizza, Inc.	80	19,562
Dunkin’ Brands Group, Inc.	790	63,327
Hilton Grand Vacations, Inc.*	2,000	65,400
Jack in the Box, Inc.	930	66,802
Marriott Vacations Worldwide Corp.	140	14,312
Texas Roadhouse, Inc.	80	4,418
Wendy’s Co. (The)	5,700	103,683
Wyndham Destinations, Inc.	2,500	117,650
Wyndham Hotels & Resorts, Inc.	200	11,310

		571,364

See Notes to Financial Statements.

96

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables 2.4%
M/I Homes, Inc.*	200	$7,074
NVR, Inc.*	46	153,831
Tempur Sealy International, Inc.*	600	48,132
Toll Brothers, Inc.	3,290	118,341
Tupperware Brands Corp.	2,600	39,806

		367,184

Independent Power & Renewable Electricity Producers 0.3%
NRG Energy, Inc.	1,400	47,796

Industrial Conglomerates 1.0%
Carlisle Cos., Inc.	1,030	148,536

Insurance 6.1%
Alleghany Corp.*	230	157,718
American Financial Group, Inc.	1,350	138,213
CNO Financial Group, Inc.	2,300	38,893
First American Financial Corp.	2,230	128,939
Genworth Financial, Inc. (Class A Stock)*	8,200	32,718
Hanover Insurance Group, Inc. (The)	480	62,261
Mercury General Corp.	600	34,026
National General Holdings Corp.	1,000	24,730
Old Republic International Corp.	5,900	134,579
Reinsurance Group of America, Inc.	1,030	160,597
RenaissanceRe Holdings Ltd. (Bermuda)	30	5,434
Unum Group	500	15,975

		934,083

Internet & Direct Marketing Retail 0.0%
1-800-Flowers.com, Inc. (Class A Stock)*	300	5,874

IT Services 4.0%
CACI International, Inc. (Class A Stock)*	580	124,787
KBR, Inc.	4,200	110,796
Leidos Holdings, Inc.	2,350	192,935
MAXIMUS, Inc.	540	39,695
Perspecta, Inc.	4,700	109,651
WEX, Inc.*	140	30,530

		608,394

See Notes to Financial Statements.

PGIM Day One Underlying Funds	97

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Leisure Products 0.5%
Brunswick Corp.	1,160	$57,026
Polaris Industries, Inc.	170	16,094

		73,120

Life Sciences Tools & Services 2.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*	360	113,364
Charles River Laboratories International, Inc.*	950	127,813
PRA Health Sciences, Inc.*	1,300	129,883

		371,060

Machinery 4.2%
AGCO Corp.	1,650	127,050
Gates Industrial Corp. PLC*	3,100	34,038
IDEX Corp.	170	28,597
ITT, Inc.	1,960	122,343
Lincoln Electric Holdings, Inc.	420	35,499
Oshkosh Corp.	1,590	132,876
Terex Corp.	2,300	70,035
Timken Co. (The)	2,120	96,905

		647,343

Media 0.6%
TEGNA, Inc.	6,100	92,659

Metals & Mining 1.8%
Reliance Steel & Aluminum Co.	1,270	126,936
Steel Dynamics, Inc.	4,800	151,248

		278,184

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ladder Capital Corp.	17	286
Western Asset Mortgage Capital Corp.	2,900	29,464

		29,750

Multiline Retail 0.2%
Big Lots, Inc.	1,500	38,400

See Notes to Financial Statements.

98

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 1.0%
Black Hills Corp.	410	$32,452
MDU Resources Group, Inc.	4,700	125,678

		158,130

Oil, Gas & Consumable Fuels 1.4%
EQT Corp.	4,300	64,973
PBF Energy, Inc. (Class A Stock)	500	13,965
Range Resources Corp.	2,400	13,656
World Fuel Services Corp.	3,090	120,634

		213,228

Paper & Forest Products 0.1%
Domtar Corp.	500	21,225

Personal Products 1.0%
Edgewell Personal Care Co.*	3,200	97,376
Nu Skin Enterprises, Inc. (Class A Stock)	1,300	51,974

		149,350

Pharmaceuticals 0.3%
Catalent, Inc.*	200	11,298
Horizon Therapeutics PLC*	900	22,401
Mallinckrodt PLC*	2,600	17,706

		51,405

Professional Services 1.1%
Insperity, Inc.	760	80,826
ManpowerGroup, Inc.	890	81,302

		162,128

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	890	129,664

Road & Rail 1.1%
Avis Budget Group, Inc.*	1,700	61,863
Heartland Express, Inc.	300	5,952
Landstar System, Inc.	410	45,620

See Notes to Financial Statements.

PGIM Day One Underlying Funds	99

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Old Dominion Freight Line, Inc.	210	$35,066
Ryder System, Inc.	500	26,630

		175,131

Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc.*	200	9,810
Cypress Semiconductor Corp.	2,000	45,940
Silicon Laboratories, Inc.*	410	46,006
Synaptics, Inc.*	700	22,526
Teradyne, Inc.	3,100	172,763
Universal Display Corp.	840	177,307

		474,352

Software 4.2%
ACI Worldwide, Inc.*	600	20,136
CDK Global, Inc.	1,930	100,109
CommVault Systems, Inc.*	620	28,173
Fair Isaac Corp.*	60	20,845
j2 Global, Inc.	1,260	112,254
LogMeIn, Inc.	1,430	108,637
Manhattan Associates, Inc.*	1,890	160,631
Nuance Communications, Inc.*	700	11,648
Teradata Corp.*	2,100	76,902

		639,335

Specialty Retail 1.7%
Aaron’s, Inc.	300	18,915
AutoNation, Inc.*	2,460	119,753
Michaels Cos., Inc. (The)*	8,200	56,334
Sally Beauty Holdings, Inc.*	4,600	63,204

		258,206

Technology Hardware, Storage & Peripherals 0.1%
NCR Corp.*	300	10,143
Xerox Corp.	300	9,630

		19,773

See Notes to Financial Statements.

100

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc. (Class A Stock)*	1,220	$46,287
Tapestry, Inc.	2,400	74,232

		120,519

Trading Companies & Distributors 0.2%
BMC Stock Holdings, Inc.*	1,400	29,610

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	3,100	100,254

TOTAL COMMON STOCKS (cost $14,393,776)		15,207,411

EXCHANGE-TRADED FUND 2.0%
iShares Core S&P Mid-Cap ETF (cost $287,694)	1,550	304,203

TOTAL LONG-TERM INVESTMENTS (cost $14,681,470)		15,511,614

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $53,552)(w)	53,552	53,552

TOTAL INVESTMENTS 101.3% (cost $14,735,022)		15,565,166
Liabilities in excess of other assets (1.3)%		(204,784)

NET ASSETS 100.0%		$15,360,382

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	101

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$270,189	$—	$—
Air Freight & Logistics	47,236	—	—
Airlines	130,764	—	—
Auto Components	126,980	—	—
Automobiles	20,860	—	—
Banks	1,011,711	—	—
Biotechnology	152,768	—	—
Building Products	49,307	—	—
Capital Markets	361,820	—	—
Chemicals	293,426	—	—
Commercial Services & Supplies	196,204	—	—
Communications Equipment	96,486	—	—
Construction & Engineering	329,823	—	—
Construction Materials	100,164	—	—
Consumer Finance	184,425	—	—
Containers & Packaging	165,554	—	—
Distributors	83,221	—	—
Diversified Consumer Services	156,233	—	—
Diversified Financial Services	83,238	—	—
Electric Utilities	147,512	—	—
Electrical Equipment	297,780	—	—
Electronic Equipment, Instruments & Components	725,160	—	—
Energy Equipment & Services	111,739	—	—
Entertainment	85,490	—	—
Equity Real Estate Investment Trusts (REITs)	1,421,106	—	—
Food Products	357,545	—	—
Gas Utilities	259,612	—	—
Health Care Equipment & Supplies	721,934	—	—
Health Care Providers & Services	274,703	—	—
Health Care Technology	28,364	—	—
Hotels, Restaurants & Leisure	571,364	—	—
Household Durables	367,184	—	—
Independent Power & Renewable Electricity Producers	47,796	—	—
Industrial Conglomerates	148,536	—	—
Insurance	934,083	—	—
Internet & Direct Marketing Retail	5,874	—	—
IT Services	608,394	—	—
Leisure Products	73,120	—	—
Life Sciences Tools & Services	371,060	—	—

See Notes to Financial Statements.

102

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Machinery	$647,343	$—	$—
Media	92,659	—	—
Metals & Mining	278,184	—	—
Mortgage Real Estate Investment Trusts (REITs)	29,750	—	—
Multiline Retail	38,400	—	—
Multi-Utilities	158,130	—	—
Oil, Gas & Consumable Fuels	213,228	—	—
Paper & Forest Products	21,225	—	—
Personal Products	149,350	—	—
Pharmaceuticals	51,405	—	—
Professional Services	162,128	—	—
Real Estate Management & Development	129,664	—	—
Road & Rail	175,131	—	—
Semiconductors & Semiconductor Equipment	474,352	—	—
Software	639,335	—	—
Specialty Retail	258,206	—	—
Technology Hardware, Storage & Peripherals	19,773	—	—
Textiles, Apparel & Luxury Goods	120,519	—	—
Trading Companies & Distributors	29,610	—	—
Wireless Telecommunication Services	100,254	—	—
Exchange-Traded Fund	304,203	—	—
Affiliated Mutual Fund	53,552	—	—

Total	$15,565,166	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Equity Real Estate Investment Trusts (REITs)	9.3%
Banks	6.6
Insurance	6.1
Electronic Equipment, Instruments & Components	4.7
Health Care Equipment & Supplies	4.7
Machinery	4.2
Software	4.2
IT Services	4.0
Hotels, Restaurants & Leisure	3.7
Semiconductors & Semiconductor Equipment	3.1
Life Sciences Tools & Services	2.4
Household Durables	2.4
Capital Markets	2.4
Food Products	2.3
Construction & Engineering	2.1
Exchange-Traded Fund	2.0%
Electrical Equipment	1.9
Chemicals	1.9
Metals & Mining	1.8
Health Care Providers & Services	1.8
Aerospace & Defense	1.8
Gas Utilities	1.7
Specialty Retail	1.7
Oil, Gas & Consumable Fuels	1.4
Commercial Services & Supplies	1.3
Consumer Finance	1.2
Road & Rail	1.1
Containers & Packaging	1.1
Professional Services	1.1
Multi-Utilities	1.0

See Notes to Financial Statements.

PGIM Day One Underlying Funds	103

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2019

Industry Classification (continued):

Diversified Consumer Services	1.0%
Biotechnology	1.0
Personal Products	1.0
Industrial Conglomerates	1.0
Electric Utilities	1.0
Airlines	0.9
Real Estate Management & Development	0.8
Auto Components	0.8
Textiles, Apparel & Luxury Goods	0.8
Energy Equipment & Services	0.7
Wireless Telecommunication Services	0.7
Construction Materials	0.7
Communications Equipment	0.6
Media	0.6
Entertainment	0.6
Diversified Financial Services	0.5
Distributors	0.5
Leisure Products	0.5
Affiliated Mutual Fund	0.3
Pharmaceuticals	0.3
Building Products	0.3%
Independent Power & Renewable Electricity Producers	0.3
Air Freight & Logistics	0.3
Multiline Retail	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Trading Companies & Distributors	0.2
Health Care Technology	0.2
Paper & Forest Products	0.1
Automobiles	0.1
Technology Hardware, Storage & Peripherals	0.1
Internet & Direct Marketing Retail	0.0 *

101.3
Liabilities in excess of other assets	(1.3)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

104

PGIM QMA Mid-Cap Core Equity Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $14,681,470)	$15,511,614
Affiliated investments (cost $53,552)	53,552
Dividends receivable	8,486
Receivable for Fund shares sold	3,641
Due from Manager	2,842

Total Assets	15,580,135

Liabilities
Payable for Fund shares reacquired	158,987
Audit fee payable	24,482
Custodian and accounting fees payable	23,057
Accrued expenses and other liabilities	8,060
Shareholders’ reports payable	5,089
Affiliated transfer agent fee payable	78

Total Liabilities	219,753

Net Assets	$15,360,382

Net assets were comprised of:
Shares of beneficial interest, at par	$1,417
Paid-in capital in excess of par	14,990,546
Total distributable earnings (loss)	368,419

Net assets, July 31, 2019	$15,360,382

Class R6
Net asset value, offering price and redemption price per share, ($15,360,382 ÷ 1,417,433 shares of beneficial interest issued and outstanding)	$10.84

See Notes to Financial Statements.

PGIM Day One Underlying Funds	105

PGIM QMA Mid-Cap Core Equity Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $54 foreign withholding tax)	$251,987
Affiliated dividend income	2,179

Total income	254,166

Expenses
Management fee	67,707
Custodian and accounting fees	56,273
Audit fee	24,482
Legal fees and expenses	16,765
Shareholders’ reports	15,460
Trustees’ fees	11,333
Fund data services	4,485
Commitment fee on syndicated credit agreement	1,725
Insurance expense	1,000
Transfer agent’s fees and expenses (including affiliated expense of $467)	569
SEC registration fees	536
Registration fees	63
Miscellaneous	8,600

Total expenses	208,998
Less: Fee waiver and/or expense reimbursement	(93,838)

Net expenses	115,160

Net investment income (loss)	139,006

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(295,271)
Net change in unrealized appreciation (depreciation) on investments	(115,107)

Net gain (loss) on investment transactions	(410,378)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(271,372)

See Notes to Financial Statements.

106

PGIM QMA Mid-Cap Core Equity Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$139,006	$80,114
Net realized gain (loss) on investment transactions		(295,271)	494,282
Net change in unrealized appreciation (depreciation) on investments		(115,107)	509,418

Net increase (decrease) in net assets resulting from operations		(271,372)	1,083,814

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(771,564)	—

Dividends from net investment income*
Class R6		*	(60,333)

Distributions from net realized gains*
Class R6		*	(218,169)

Fund share transactions
Net proceeds from shares sold		5,930,832	4,425,757
Net asset value of shares issued in reinvestment of dividends and distributions		771,564	278,502
Cost of shares reacquired		(2,480,643)	(1,754,278)

Net increase (decrease) in net assets from Fund share transactions		4,221,753	2,949,981

Total increase (decrease)		3,178,817	3,755,293

Net Assets:
Beginning of year		12,181,565	8,426,272

End of year(a)		$15,360,382	$12,181,565

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$39,571

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	107

PGIM QMA US Broad Market Index Fund

Schedule of Investments

as of July 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.4%

COMMON STOCKS 95.1%

Aerospace & Defense 2.4%
AAR Corp.	43	$1,800
Aerojet Rocketdyne Holdings, Inc.*	100	4,272
AeroVironment, Inc.*	34	1,865
Arconic, Inc.	620	15,525
Axon Enterprise, Inc.*	100	7,022
Boeing Co. (The)	822	280,450
Cubic Corp.	40	2,648
Curtiss-Wright Corp.	68	8,630
General Dynamics Corp.	433	80,512
Huntington Ingalls Industries, Inc.	70	15,981
L3Harris Technologies, Inc.	353	73,283
Lockheed Martin Corp.	392	141,971
Mercury Systems, Inc.*	80	6,521
Moog, Inc. (Class A Stock)	58	4,725
National Presto Industries, Inc.	8	736
Northrop Grumman Corp.	268	92,613
Raytheon Co.	445	81,119
Teledyne Technologies, Inc.*	59	17,185
Textron, Inc.	370	18,241
TransDigm Group, Inc.*	78	37,864
Triumph Group, Inc.	40	969
United Technologies Corp.	1,280	171,008

		1,064,940

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	30	1,370
C.H. Robinson Worldwide, Inc.	216	18,086
Echo Global Logistics, Inc.*	20	421
Expeditors International of Washington, Inc.	280	21,378
FedEx Corp.	375	63,949
Forward Air Corp.	40	2,520
Hub Group, Inc. (Class A Stock)*	40	1,814
United Parcel Service, Inc. (Class B Stock)	1,090	130,222
XPO Logistics, Inc.*	140	9,447

		249,207

Airlines 0.4%
Alaska Air Group, Inc.	183	11,595
Allegiant Travel Co.	23	3,447
American Airlines Group, Inc.	606	18,489

See Notes to Financial Statements.

108

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Airlines (cont’d.)
Delta Air Lines, Inc.	970	$59,209
Hawaiian Holdings, Inc.	80	2,079
JetBlue Airways Corp.*	470	9,038
SkyWest, Inc.	80	4,857
Southwest Airlines Co.	780	40,193
United Airlines Holdings, Inc.*	350	32,168

		181,075

Auto Components 0.2%
Adient PLC	120	2,850
American Axle & Manufacturing Holdings, Inc.*	120	1,448
Aptiv PLC	400	35,060
BorgWarner, Inc.	320	12,096
Cooper Tire & Rubber Co.	63	1,696
Cooper-Standard Holdings, Inc.*	28	1,386
Dana, Inc.	210	3,509
Delphi Technologies PLC	113	2,118
Dorman Products, Inc.*	40	2,875
Fox Factory Holding Corp.*	60	4,805
Garrett Motion, Inc. (Switzerland)*	99	1,403
Gentex Corp.	380	10,420
Gentherm, Inc.*	40	1,636
Goodyear Tire & Rubber Co. (The)	340	4,668
LCI Industries	35	3,207
Motorcar Parts of America, Inc.*	20	358
Standard Motor Products, Inc.	28	1,288
Superior Industries International, Inc.	20	51
Visteon Corp.*	40	2,635

		93,509

Automobiles 0.3%
Ford Motor Co.	6,060	57,752
General Motors Co.	2,040	82,294
Harley-Davidson, Inc.	240	8,587
Thor Industries, Inc.	84	5,006
Winnebago Industries, Inc.	30	1,209

		154,848

See Notes to Financial Statements.

PGIM Day One Underlying Funds	109

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks 5.5%
Ameris Bancorp	76	$3,023
Associated Banc-Corp.	221	4,789
Banc of California, Inc.	30	469
BancorpSouth Bank	120	3,587
Bank of America Corp.	14,056	431,238
Bank of Hawaii Corp.	60	5,115
Bank OZK	160	4,893
Banner Corp.	50	2,963
BB&T Corp.	1,193	61,475
Berkshire Hills Bancorp, Inc.	55	1,804
Boston Private Financial Holdings, Inc.	70	808
Brookline Bancorp, Inc.	63	934
Cathay General Bancorp	100	3,722
Central Pacific Financial Corp.	20	589
Citigroup, Inc.	3,680	261,869
Citizens Financial Group, Inc.	726	27,051
City Holding Co.	20	1,549
Columbia Banking System, Inc.	115	4,337
Comerica, Inc.	247	18,080
Commerce Bancshares, Inc.	149	9,064
Community Bank System, Inc.	74	4,883
Cullen/Frost Bankers, Inc.	100	9,494
Customers Bancorp, Inc.*	20	412
CVB Financial Corp.	130	2,861
Eagle Bancorp, Inc.	50	2,016
East West Bancorp, Inc.	220	10,562
Fifth Third Bancorp	1,198	35,569
First BanCorp. (Puerto Rico)	300	3,228
First Commonwealth Financial Corp.	100	1,377
First Financial Bancorp	115	2,931
First Financial Bankshares, Inc.	220	7,205
First Horizon National Corp.	460	7,544
First Midwest Bancorp, Inc.	130	2,812
First Republic Bank	260	25,834
FNB Corp.	470	5,664
Franklin Financial Network, Inc.	30	885
Fulton Financial Corp.	250	4,250
Glacier Bancorp, Inc.	133	5,574
Great Western Bancorp, Inc.	86	2,909
Hancock Whitney Corp.	122	5,065
Hanmi Financial Corp.	20	430
Heritage Financial Corp.	35	998

See Notes to Financial Statements.

110

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Home BancShares, Inc.	220	$4,327
Hope Bancorp, Inc.	170	2,508
Huntington Bancshares, Inc.	1,630	23,227
Independent Bank Corp.	55	4,277
International Bancshares Corp.	80	3,010
JPMorgan Chase & Co.	5,121	594,036
KeyCorp	1,550	28,473
LegacyTexas Financial Group, Inc.	60	2,564
M&T Bank Corp.	217	35,642
National Bank Holdings Corp. (Class A Stock)	23	834
NBT Bancorp, Inc.	53	2,051
OFG Bancorp (Puerto Rico)	40	905
Old National Bancorp	190	3,346
Opus Bank	20	448
Pacific Premier Bancorp, Inc.	50	1,582
PacWest Bancorp	190	7,340
People’s United Financial, Inc.	550	9,031
Pinnacle Financial Partners, Inc.	120	7,289
PNC Financial Services Group, Inc. (The)	709	101,316
Preferred Bank	20	1,084
Prosperity Bancshares, Inc.	110	7,633
Regions Financial Corp.	1,590	25,329
S&T Bancorp, Inc.	46	1,751
Seacoast Banking Corp. of Florida*	60	1,622
ServisFirst Bancshares, Inc.	50	1,703
Signature Bank	90	11,471
Simmons First National Corp. (Class A Stock)	120	3,090
Southside Bancshares, Inc.	31	1,073
Sterling Bancorp	315	6,883
SunTrust Banks, Inc.	700	46,620
SVB Financial Group*	84	19,485
Synovus Financial Corp.	250	9,543
TCF Financial Corp.	240	5,131
TCF Financial Corp., (XNGS)	110	4,624
Texas Capital Bancshares, Inc.*	90	5,664
Tompkins Financial Corp.	20	1,639
Triumph Bancorp, Inc.*	30	936
Trustmark Corp.	90	3,199
U.S. Bancorp	2,354	134,531
UMB Financial Corp.	66	4,505
Umpqua Holdings Corp.	310	5,413
United Bankshares, Inc.	142	5,338

See Notes to Financial Statements.

PGIM Day One Underlying Funds	111

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
United Community Banks, Inc.	100	$2,870
Valley National Bancorp	440	4,910
Veritex Holdings, Inc.	49	1,254
Webster Financial Corp.	140	7,140
Wells Fargo & Co.	6,411	310,357
Westamerica Bancorporation	40	2,564
Wintrust Financial Corp.	90	6,439
Zions Bancorp NA	294	13,251

		2,479,120

Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	7,846
Brown-Forman Corp. (Class B Stock)	267	14,634
Coca-Cola Co. (The)	6,050	318,412
Coca-Cola Consolidated, Inc.	12	3,522
Constellation Brands, Inc. (Class A Stock)	268	52,748
MGP Ingredients, Inc.	17	850
Molson Coors Brewing Co. (Class B Stock)	300	16,197
Monster Beverage Corp.*	618	39,842
PepsiCo, Inc.	2,211	282,588

		736,639

Biotechnology 1.9%
AbbVie, Inc.	2,334	155,491
Acorda Therapeutics, Inc.*	40	277
Alexion Pharmaceuticals, Inc.*	354	40,105
AMAG Pharmaceuticals, Inc.*	20	165
Amgen, Inc.	982	183,222
Anika Therapeutics, Inc.*	10	551
Arrowhead Pharmaceuticals, Inc.*	140	4,068
Biogen, Inc.*	312	74,200
Celgene Corp.*	1,124	103,251
Cytokinetics, Inc.*	30	366
Eagle Pharmaceuticals, Inc.*	18	987
Emergent BioSolutions, Inc.*	60	2,648
Enanta Pharmaceuticals, Inc.*	26	1,951
Exelixis, Inc.*	420	8,933
Genomic Health, Inc.*	30	2,189
Gilead Sciences, Inc.	2,014	131,957
Incyte Corp.*	290	24,627

See Notes to Financial Statements.

112

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Ligand Pharmaceuticals, Inc.*	31	$2,837
Medicines Co. (The)*	110	3,942
Momenta Pharmaceuticals, Inc.*	110	1,243
Myriad Genetics, Inc.*	100	2,914
Progenics Pharmaceuticals, Inc.*	40	215
Regeneron Pharmaceuticals, Inc.*	126	38,400
REGENXBIO, Inc.*	50	2,221
Repligen Corp.*	70	6,607
Spectrum Pharmaceuticals, Inc.*	95	720
United Therapeutics Corp.*	70	5,547
Vanda Pharmaceuticals, Inc.*	70	872
Vertex Pharmaceuticals, Inc.*	410	68,314
Xencor, Inc.*	70	3,081

		871,901

Building Products 0.4%
A.O. Smith Corp.	220	9,999
AAON, Inc.	53	2,692
Allegion PLC	146	15,117
American Woodmark Corp.*	20	1,697
Apogee Enterprises, Inc.	36	1,460
Fortune Brands Home & Security, Inc.	220	12,087
Gibraltar Industries, Inc.*	39	1,616
Griffon Corp.	25	409
Insteel Industries, Inc.	10	195
Johnson Controls International PLC	1,370	58,143
Lennox International, Inc.	57	14,619
Masco Corp.	470	19,162
Patrick Industries, Inc.*	30	1,376
PGT Innovations, Inc.*	50	806
Quanex Building Products Corp.	30	559
Resideo Technologies, Inc.*	182	3,432
Simpson Manufacturing Co., Inc.	60	3,706
Trex Co., Inc.*	94	7,684
Universal Forest Products, Inc.	90	3,639

		158,398

Capital Markets 2.6%
Affiliated Managers Group, Inc.	83	7,121
Ameriprise Financial, Inc.	216	31,430

See Notes to Financial Statements.

PGIM Day One Underlying Funds	113

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	1,388	$65,125
BlackRock, Inc.	191	89,327
Blucora, Inc.*	60	1,796
Cboe Global Markets, Inc.	176	19,239
Charles Schwab Corp. (The)	1,848	79,871
CME Group, Inc.	556	108,098
Donnelley Financial Solutions, Inc.*	20	273
E*TRADE Financial Corp.	375	18,296
Eaton Vance Corp.	170	7,565
Evercore, Inc. (Class A Stock)	60	5,182
FactSet Research Systems, Inc.	62	17,193
Federated Investors, Inc. (Class B Stock)	140	4,865
Franklin Resources, Inc.	450	14,683
Goldman Sachs Group, Inc. (The)	543	119,531
Greenhill & Co., Inc.	20	332
Interactive Brokers Group, Inc. (Class A Stock)	115	5,895
Intercontinental Exchange, Inc.	894	78,547
INTL. FCStone, Inc.*	20	816
Invesco Ltd.	580	11,130
Janus Henderson Group PLC (United Kingdom)	248	4,977
Legg Mason, Inc.	140	5,272
MarketAxess Holdings, Inc.	61	20,559
Moody’s Corp.	267	57,229
Morgan Stanley	2,030	90,457
MSCI, Inc.	134	30,450
Nasdaq, Inc.	178	17,154
Northern Trust Corp.	355	34,790
Piper Jaffray Cos.	26	2,010
Raymond James Financial, Inc.	196	15,811
S&P Global, Inc.	391	95,775
SEI Investments Co.	210	12,514
State Street Corp.	600	34,854
Stifel Financial Corp.	110	6,579
T. Rowe Price Group, Inc.	370	41,954
Virtus Investment Partners, Inc.	14	1,500
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,400
WisdomTree Investments, Inc.	90	558

		1,160,158

Chemicals 1.9%
AdvanSix, Inc.*	24	615

See Notes to Financial Statements.

114

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Air Products & Chemicals, Inc.	350	$79,894
Albemarle Corp.	161	11,747
American Vanguard Corp.	30	428
Ashland Global Holdings, Inc.	102	8,107
Balchem Corp.	50	5,132
Cabot Corp.	90	4,025
Celanese Corp.	200	22,434
CF Industries Holdings, Inc.	340	16,850
Chemours Co. (The)	258	4,920
Corteva, Inc.	1,161	34,249
Dow, Inc.	1,181	57,208
DuPont de Nemours, Inc.	1,181	85,221
Eastman Chemical Co.	230	17,331
Ecolab, Inc.	398	80,289
Ferro Corp.*	100	1,473
FMC Corp.	205	17,716
FutureFuel Corp.	30	350
Hawkins, Inc.	10	437
HB Fuller Co.	70	3,347
Ingevity Corp.*	62	6,109
Innophos Holdings, Inc.	30	815
Innospec, Inc.	36	3,362
International Flavors & Fragrances, Inc.	159	22,894
Koppers Holdings, Inc.*	20	546
Kraton Corp.*	52	1,595
Linde PLC (United Kingdom)	868	166,031
Livent Corp.*	191	1,230
LSB Industries, Inc.*	50	250
LyondellBasell Industries NV (Class A Stock)	450	37,660
Minerals Technologies, Inc.	54	2,876
Mosaic Co. (The)	530	13,351
NewMarket Corp.	20	8,432
Olin Corp.	240	4,817
PolyOne Corp.	117	3,834
PPG Industries, Inc.	373	43,786
Quaker Chemical Corp.	20	3,748
Rayonier Advanced Materials, Inc.	60	279
RPM International, Inc.	210	14,244
Scotts Miracle-Gro Co. (The)	60	6,731
Sensient Technologies Corp.	70	4,772
Sherwin-Williams Co. (The)	129	66,182
Stepan Co.	28	2,776

See Notes to Financial Statements.

PGIM Day One Underlying Funds	115

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Tredegar Corp.	20	$333
Valvoline, Inc.	242	4,886

		873,312

Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	4,209
Brady Corp. (Class A Stock)	80	4,138
Brink’s Co. (The)	80	7,213
Cintas Corp.	136	35,420
Clean Harbors, Inc.*	75	5,836
Copart, Inc.*	320	24,810
Deluxe Corp.	70	3,123
Healthcare Services Group, Inc.	100	2,391
Herman Miller, Inc.	106	4,806
HNI Corp.	50	1,712
Interface, Inc.	60	832
LSC Communications, Inc.	24	24
Matthews International Corp. (Class A Stock)	40	1,366
Mobile Mini, Inc.	60	2,038
MSA Safety, Inc.	53	5,583
Pitney Bowes, Inc.	210	850
Republic Services, Inc.	340	30,141
Rollins, Inc.	210	7,041
RR Donnelley & Sons Co.	30	61
Stericycle, Inc.*	136	6,251
Team, Inc.*	20	331
Tetra Tech, Inc.	80	6,336
UniFirst Corp.	30	5,906
US Ecology, Inc.	30	1,909
Viad Corp.	30	2,074
Waste Management, Inc.	617	72,189

		236,590

Communications Equipment 1.2%
ADTRAN, Inc.	20	222
Applied Optoelectronics, Inc.*	20	200
Arista Networks, Inc.*	86	23,517
CalAmp Corp.*	30	335
Ciena Corp.*	226	10,220
Cisco Systems, Inc.	6,886	381,484

See Notes to Financial Statements.

116

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
Comtech Telecommunications Corp.	32	$952
Digi International, Inc.*	30	394
Extreme Networks, Inc.*	120	977
F5 Networks, Inc.*	98	14,379
Finisar Corp.*	170	4,000
Harmonic, Inc.*	50	374
InterDigital, Inc.	60	3,866
Juniper Networks, Inc.	510	13,780
Lumentum Holdings, Inc.*	110	6,229
Motorola Solutions, Inc.	263	43,647
NETGEAR, Inc.*	50	1,693
NetScout Systems, Inc.*	100	2,604
Plantronics, Inc.	52	1,997
ViaSat, Inc.*	95	7,751
Viavi Solutions, Inc.*	290	4,254

		522,875

Construction & Engineering 0.2%
AECOM*	304	10,929
Aegion Corp.*	20	377
Arcosa, Inc.	73	2,737
Comfort Systems USA, Inc.	57	2,394
Dycom Industries, Inc.*	48	2,648
EMCOR Group, Inc.	100	8,439
Fluor Corp.	200	6,502
Granite Construction, Inc.	60	2,130
Jacobs Engineering Group, Inc.	180	14,852
MasTec, Inc.*	90	4,619
MYR Group, Inc.*	20	722
Quanta Services, Inc.	220	8,232
Valmont Industries, Inc.	35	4,816

		69,397

Construction Materials 0.1%
Eagle Materials, Inc.	73	6,043
Martin Marietta Materials, Inc.	105	26,014
U.S. Concrete, Inc.*	20	942
Vulcan Materials Co.	216	29,883

		62,882

See Notes to Financial Statements.

PGIM Day One Underlying Funds	117

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance 0.7%
American Express Co.	1,086	$135,066
Capital One Financial Corp.	735	67,929
Discover Financial Services	524	47,024
Encore Capital Group, Inc.*	50	1,799
Enova International, Inc.*	40	1,078
EZCORP, Inc. (Class A Stock)*	40	394
FirstCash, Inc.	82	8,252
Green Dot Corp. (Class A Stock)*	80	4,055
Navient Corp.	310	4,386
PRA Group, Inc.*	50	1,557
SLM Corp.	620	5,648
Synchrony Financial	1,020	36,598
World Acceptance Corp.*	10	1,267

		315,053

Containers & Packaging 0.4%
Amcor PLC (United Kingdom)*	2,465	26,129
AptarGroup, Inc.	100	12,102
Avery Dennison Corp.	130	14,933
Ball Corp.	530	37,884
Greif, Inc. (Class A Stock)	40	1,398
International Paper Co.	630	27,663
Myers Industries, Inc.	35	566
Owens-Illinois, Inc.	230	3,903
Packaging Corp. of America	150	15,146
Sealed Air Corp.	230	9,612
Silgan Holdings, Inc.	110	3,307
Sonoco Products Co.	150	9,005
Westrock Co.	400	14,420

		176,068

Distributors 0.1%
Core-Mark Holding Co., Inc.	60	2,246
Genuine Parts Co.	242	23,503
LKQ Corp.*	490	13,195
Pool Corp.	67	12,688

		51,632

See Notes to Financial Statements.

118

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	100	$4,737
American Public Education, Inc.*	20	660
Career Education Corp.*	90	1,706
Graham Holdings Co. (Class B Stock)	7	5,199
H&R Block, Inc.	310	8,584
Regis Corp.*	30	549
Service Corp. International	290	13,381
Sotheby’s*	40	2,388
Strategic Education, Inc.	39	6,942
Weight Watchers International, Inc.*	40	866

		45,012

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	3,052	626,972
Jefferies Financial Group, Inc.	386	8,234

		635,206

Diversified Telecommunication Services 1.7%
AT&T, Inc.	11,502	391,643
ATN International, Inc.	20	1,125
CenturyLink, Inc.	1,478	17,869
Cincinnati Bell, Inc.*	40	153
Cogent Communications Holdings, Inc.	60	3,781
Consolidated Communications Holdings, Inc.	60	283
Frontier Communications Corp.*	35	46
Iridium Communications, Inc.*	130	3,307
Verizon Communications, Inc.	6,524	360,581
Vonage Holdings Corp.*	340	4,216

		783,004

Electric Utilities 1.8%
ALLETE, Inc.	80	6,956
Alliant Energy Corp.	370	18,330
American Electric Power Co., Inc.	786	69,019
Duke Energy Corp.	1,138	98,687
Edison International	550	40,997
El Paso Electric Co.	60	3,976
Entergy Corp.	300	31,686
Evergy, Inc.	391	23,652

See Notes to Financial Statements.

PGIM Day One Underlying Funds	119

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Eversource Energy	490	$37,171
Exelon Corp.	1,522	68,581
FirstEnergy Corp.	800	35,176
Hawaiian Electric Industries, Inc.	160	7,168
IDACORP, Inc.	80	8,165
NextEra Energy, Inc.	747	154,756
OGE Energy Corp.	313	13,443
Pinnacle West Capital Corp.	172	15,690
PNM Resources, Inc.	140	6,954
PPL Corp.	1,114	33,008
Southern Co. (The)	1,616	90,819
Xcel Energy, Inc.	800	47,688

		811,922

Electrical Equipment 0.5%
Acuity Brands, Inc.	63	8,456
AMETEK, Inc.	370	33,156
AZZ, Inc.	30	1,397
Eaton Corp. PLC	678	55,725
Emerson Electric Co.	960	62,285
Encore Wire Corp.	42	2,307
EnerSys	65	4,427
Hubbell, Inc.	86	11,170
nVent Electric PLC	240	5,949
Powell Industries, Inc.	10	370
Regal Beloit Corp.	70	5,573
Rockwell Automation, Inc.	190	30,548
Vicor Corp.*	30	887

		222,250

Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	460	42,927
Anixter International, Inc.*	42	2,703
Arlo Technologies, Inc.*	99	426
Arrow Electronics, Inc.*	130	9,439
Avnet, Inc.	180	8,176
Badger Meter, Inc.	40	2,140
Bel Fuse, Inc. (Class B Stock)	20	330
Belden, Inc.	60	2,728
Benchmark Electronics, Inc.	50	1,353

See Notes to Financial Statements.

120

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Cognex Corp.	260	$11,443
Coherent, Inc.*	40	5,554
Control4 Corp.*	20	478
Corning, Inc.	1,210	37,207
CTS Corp.	40	1,261
Daktronics, Inc.	50	317
ePlus, Inc.*	16	1,214
Fabrinet (Thailand)*	60	3,221
FARO Technologies, Inc.*	20	1,068
FLIR Systems, Inc.	220	10,925
II-VI, Inc.*	80	3,176
Insight Enterprises, Inc.*	60	3,301
IPG Photonics Corp.*	62	8,123
Itron, Inc.*	50	3,100
Jabil, Inc.	210	6,485
KEMET Corp.	45	905
Keysight Technologies, Inc.*	305	27,304
Knowles Corp.*	80	1,628
Littelfuse, Inc.	41	6,927
Methode Electronics, Inc.	36	1,078
MTS Systems Corp.	20	1,152
National Instruments Corp.	160	6,682
OSI Systems, Inc.*	26	2,927
Park Aerospace Corp.	23	418
Plexus Corp.*	57	3,403
Rogers Corp.*	32	5,077
Sanmina Corp.*	110	3,493
ScanSource, Inc.*	40	1,358
SYNNEX Corp.	71	6,996
TE Connectivity Ltd.	534	49,342
Tech Data Corp.*	62	6,283
Trimble, Inc.*	400	16,904
TTM Technologies, Inc.*	70	732
Vishay Intertechnology, Inc.	160	2,720
Zebra Technologies Corp. (Class A Stock)*	88	18,558

		330,982

Energy Equipment & Services 0.5%
Apergy Corp.*	106	3,448
Archrock, Inc.	110	1,208
Baker Hughes a GE Co.	770	19,550

See Notes to Financial Statements.

PGIM Day One Underlying Funds	121

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
C&J Energy Services, Inc.*	70	$766
Core Laboratories NV	65	3,261
Diamond Offshore Drilling, Inc.*	50	452
DMC Global, Inc.	20	1,045
Dril-Quip, Inc.*	50	2,631
Era Group, Inc.*	30	310
Exterran Corp.*	18	246
Geospace Technologies Corp.*	20	312
Gulf Island Fabrication, Inc.*	40	286
Halliburton Co.	1,364	31,372
Helix Energy Solutions Group, Inc.*	140	1,226
Helmerich & Payne, Inc.	180	8,942
KLX Energy Services Holdings, Inc.*	28	440
Matrix Service Co.*	40	735
McDermott International, Inc.*	220	1,412
Nabors Industries Ltd.	437	1,294
National Oilwell Varco, Inc.	570	13,577
Newpark Resources, Inc.*	60	458
Noble Corp. PLC*	350	781
Oceaneering International, Inc.*	120	1,854
Oil States International, Inc.*	70	1,044
Patterson-UTI Energy, Inc.	260	3,024
ProPetro Holding Corp.*	85	1,541
Schlumberger Ltd.	2,173	86,855
SEACOR Holdings, Inc.*	25	1,191
Superior Energy Services, Inc.*	200	182
TechnipFMC PLC (United Kingdom)	660	18,176
TETRA Technologies, Inc.*	150	234
Transocean Ltd.*	710	4,317
US Silica Holdings, Inc.	80	1,109
Valaris PLC	257	2,105

		215,384

Entertainment 1.7%
Activision Blizzard, Inc.	1,192	58,098
Cinemark Holdings, Inc.	165	6,587
Electronic Arts, Inc.*	479	44,308
Live Nation Entertainment, Inc.*	220	15,853
Marcus Corp. (The)	20	700
Netflix, Inc.*	684	220,925
Take-Two Interactive Software, Inc.*	180	22,054

See Notes to Financial Statements.

122

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Entertainment (cont’d.)
Viacom, Inc. (Class B Stock)	540	$16,389
Walt Disney Co. (The)	2,732	390,703
World Wrestling Entertainment, Inc. (Class A Stock)	80	5,822

		781,439

Equity Real Estate Investment Trusts (REITs) 3.3%
Acadia Realty Trust	110	3,088
Agree Realty Corp.	60	4,011
Alexander & Baldwin, Inc.	82	1,928
Alexandria Real Estate Equities, Inc.	182	26,637
American Assets Trust, Inc.	70	3,248
American Campus Communities, Inc.	200	9,350
American Tower Corp.	703	148,769
Apartment Investment & Management Co. (Class A Stock)	239	11,840
Armada Hoffler Properties, Inc.	35	593
AvalonBay Communities, Inc.	219	45,725
Boston Properties, Inc.	244	32,440
Brixmor Property Group, Inc.	420	7,972
Camden Property Trust	156	16,179
CareTrust REIT, Inc.	130	3,020
CBL & Associates Properties, Inc.	85	89
Cedar Realty Trust, Inc.	70	195
Chatham Lodging Trust	25	446
Chesapeake Lodging Trust	90	2,472
Community Healthcare Trust, Inc.	20	822
CoreCivic, Inc.	140	2,376
CoreSite Realty Corp.	61	6,393
Corporate Office Properties Trust	180	5,026
Cousins Properties, Inc.	215	7,564
Crown Castle International Corp.	656	87,419
CyrusOne, Inc.	180	10,332
DiamondRock Hospitality Co.	250	2,517
Digital Realty Trust, Inc.	330	37,739
Douglas Emmett, Inc.	260	10,613
Duke Realty Corp.	550	18,331
Easterly Government Properties, Inc.	65	1,227
EastGroup Properties, Inc.	62	7,470
EPR Properties	130	9,676
Equinix, Inc.	133	66,779
Equity Residential	584	46,072
Essex Property Trust, Inc.	104	31,431

See Notes to Financial Statements.

PGIM Day One Underlying Funds	123

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage, Inc.	199	$22,366
Federal Realty Investment Trust	123	16,237
First Industrial Realty Trust, Inc.	190	7,256
Four Corners Property Trust, Inc.	90	2,425
Franklin Street Properties Corp.	50	403
GEO Group, Inc. (The)	155	2,761
Getty Realty Corp.	55	1,649
Global Net Lease, Inc.	80	1,562
HCP, Inc.	740	23,628
Healthcare Realty Trust, Inc.	185	5,916
Hersha Hospitality Trust	20	312
Highwoods Properties, Inc.	160	7,253
Hospitality Properties Trust	240	5,930
Host Hotels & Resorts, Inc.	1,130	19,651
Independence Realty Trust, Inc.	40	494
Innovative Industrial Properties, Inc.	10	1,057
Iron Mountain, Inc.	430	12,646
iStar, Inc.	90	1,188
JBG SMITH Properties	170	6,652
Kilroy Realty Corp.	170	13,508
Kimco Realty Corp.	600	11,526
Kite Realty Group Trust	80	1,273
Lamar Advertising Co. (Class A Stock)	130	10,520
Lexington Realty Trust	260	2,566
Liberty Property Trust	234	12,238
Life Storage, Inc.	75	7,312
LTC Properties, Inc.	60	2,765
Macerich Co. (The)	166	5,486
Mack-Cali Realty Corp.	130	3,091
Medical Properties Trust, Inc.	650	11,375
Mid-America Apartment Communities, Inc.	184	21,683
National Retail Properties, Inc.	264	13,791
National Storage Affiliates Trust	60	1,817
NorthStar Realty Europe Corp.	70	1,190
Office Properties Income Trust	43	1,211
Omega Healthcare Investors, Inc.	340	12,342
Pebblebrook Hotel Trust	190	5,318
Pennsylvania Real Estate Investment Trust	20	120
PotlatchDeltic Corp.	93	3,424
Prologis, Inc.	982	79,159
PS Business Parks, Inc.	36	6,300
Public Storage	237	57,534

See Notes to Financial Statements.

124

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Rayonier, Inc.	190	$5,518
Realty Income Corp.	486	33,636
Regency Centers Corp.	261	17,409
Retail Opportunity Investments Corp.	150	2,721
RPT Realty	80	980
Sabra Health Care REIT, Inc.	253	5,222
Saul Centers, Inc.	10	548
SBA Communications Corp.*	181	44,419
Senior Housing Properties Trust	310	2,542
Simon Property Group, Inc.	484	78,505
SL Green Realty Corp.	137	11,108
Spirit Realty Capital, Inc.	100	4,412
Summit Hotel Properties, Inc.	95	1,055
Tanger Factory Outlet Centers, Inc.	130	2,064
Taubman Centers, Inc.	100	4,052
UDR, Inc.	445	20,497
Uniti Group, Inc.	250	2,105
Universal Health Realty Income Trust	26	2,396
Urban Edge Properties	150	2,509
Urstadt Biddle Properties, Inc. (Class A Stock)	20	432
Ventas, Inc.	566	38,086
Vornado Realty Trust	270	17,366
Washington Prime Group, Inc.	130	472
Washington Real Estate Investment Trust	100	2,695
Weingarten Realty Investors	180	5,024
Welltower, Inc.	618	51,368
Weyerhaeuser Co.	1,160	29,476
Whitestone REIT	30	382
Xenia Hotels & Resorts, Inc.	160	3,429

		1,485,152

Food & Staples Retailing 1.3%
Andersons, Inc. (The)	33	886
Casey’s General Stores, Inc.	60	9,715
Chefs’ Warehouse, Inc. (The)*	30	1,094
Costco Wholesale Corp.	696	191,838
Kroger Co. (The)	1,212	25,646
SpartanNash Co.	20	236
Sprouts Farmers Market, Inc.*	170	2,878
Sysco Corp.	752	51,565
United Natural Foods, Inc.*	50	493

See Notes to Financial Statements.

PGIM Day One Underlying Funds	125

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	1,264	$68,875
Walmart, Inc.	2,231	246,258

		599,484

Food Products 1.1%
Archer-Daniels-Midland Co.	890	36,561
B&G Foods, Inc.	96	1,755
Calavo Growers, Inc.	20	1,769
Cal-Maine Foods, Inc.	43	1,710
Campbell Soup Co.	300	12,402
Conagra Brands, Inc.	736	21,248
Darling Ingredients, Inc.*	240	4,879
Dean Foods Co.	40	58
Flowers Foods, Inc.	260	6,162
General Mills, Inc.	940	49,923
Hain Celestial Group, Inc. (The)*	110	2,395
Hershey Co. (The)	225	34,142
Hormel Foods Corp.	420	17,216
Ingredion, Inc.	108	8,347
J&J Snack Foods Corp.	24	4,460
J.M. Smucker Co. (The)	182	20,237
John B. Sanfilippo & Son, Inc.	10	869
Kellogg Co.	400	23,288
Kraft Heinz Co. (The)	968	30,986
Lamb Weston Holdings, Inc.	240	16,109
Lancaster Colony Corp.	35	5,454
McCormick & Co., Inc.	200	31,708
Mondelez International, Inc. (Class A Stock)	2,266	121,208
Post Holdings, Inc.*	110	11,794
Sanderson Farms, Inc.	35	4,586
Seneca Foods Corp. (Class A Stock)*	16	505
Tootsie Roll Industries, Inc.	20	747
TreeHouse Foods, Inc.*	98	5,815
Tyson Foods, Inc. (Class A Stock)	462	36,729

		513,062

Gas Utilities 0.2%
Atmos Energy Corp.	186	20,281
National Fuel Gas Co.	130	6,206
New Jersey Resources Corp.	130	6,483

See Notes to Financial Statements.

126

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
Northwest Natural Holding Co.	56	$4,000
ONE Gas, Inc.	86	7,842
South Jersey Industries, Inc.	130	4,427
Southwest Gas Holdings, Inc.	86	7,646
Spire, Inc.	86	7,087
UGI Corp.	270	13,794

		77,766

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	2,778	241,964
ABIOMED, Inc.*	71	19,778
Align Technology, Inc.*	115	24,044
AngioDynamics, Inc.*	30	611
Avanos Medical, Inc.*	70	2,850
Baxter International, Inc.	760	63,817
Becton, Dickinson & Co.	422	106,682
Boston Scientific Corp.*	2,170	92,138
Cantel Medical Corp.	60	5,537
Cardiovascular Systems, Inc.*	50	2,292
CONMED Corp.	50	4,367
Cooper Cos., Inc. (The)	86	29,016
CryoLife, Inc.*	30	865
Cutera, Inc.*	10	256
Danaher Corp.	997	140,078
Dentsply Sirona, Inc.	360	19,602
Edwards Lifesciences Corp.*	328	69,815
Globus Medical, Inc. (Class A Stock)*	102	4,649
Haemonetics Corp.*	80	9,766
Heska Corp.*	7	561
Hill-Rom Holdings, Inc.	110	11,730
Hologic, Inc.*	420	21,525
ICU Medical, Inc.*	30	7,633
IDEXX Laboratories, Inc.*	138	38,923
Inogen, Inc.*	26	1,599
Integer Holdings Corp.*	60	5,252
Integra LifeSciences Holdings Corp.*	115	7,290
Intuitive Surgical, Inc.*	183	95,070
Invacare Corp.	40	214
Lantheus Holdings, Inc.*	40	905
LeMaitre Vascular, Inc.	17	563
LivaNova PLC*	75	5,779

See Notes to Financial Statements.

PGIM Day One Underlying Funds	127

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Masimo Corp.*	77	$12,154
Medtronic PLC	2,126	216,724
Meridian Bioscience, Inc.	44	526
Merit Medical Systems, Inc.*	86	3,394
Mesa Laboratories, Inc.	10	2,517
Natus Medical, Inc.*	40	1,243
Neogen Corp.*	93	6,640
NuVasive, Inc.*	85	5,661
OraSure Technologies, Inc.*	25	209
Orthofix Medical, Inc.*	30	1,604
ResMed, Inc.	226	29,086
STERIS PLC	133	19,798
Stryker Corp.	492	103,212
Surmodics, Inc.*	20	834
Tactile Systems Technology, Inc.*	21	1,213
Teleflex, Inc.	77	26,160
Varex Imaging Corp.*	39	1,240
Varian Medical Systems, Inc.*	150	17,605
West Pharmaceutical Services, Inc.	120	16,472
Zimmer Biomet Holdings, Inc.	330	44,593

		1,546,056

Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	135	4,312
Addus HomeCare Corp.*	10	806
Amedisys, Inc.*	46	6,343
AmerisourceBergen Corp.	256	22,310
AMN Healthcare Services, Inc.*	80	4,270
Anthem, Inc.	405	119,317
BioTelemetry, Inc.*	59	2,770
Cardinal Health, Inc.	480	21,950
Centene Corp.*	644	33,546
Chemed Corp.	26	10,540
Cigna Corp.	604	102,632
Community Health Systems, Inc.*	60	123
CorVel Corp.*	14	1,193
Covetrus, Inc.*	142	3,361
Cross Country Healthcare, Inc.*	30	285
CVS Health Corp.	2,033	113,584
DaVita, Inc.*	190	11,371
Diplomat Pharmacy, Inc.*	40	211

See Notes to Financial Statements.

128

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Encompass Health Corp.	150	$9,576
Ensign Group, Inc. (The)	80	4,821
HCA Healthcare, Inc.	429	57,276
HealthEquity, Inc.*	110	9,018
Henry Schein, Inc.*	248	16,502
Humana, Inc.	215	63,801
Laboratory Corp. of America Holdings*	155	25,966
LHC Group, Inc.*	49	6,202
Magellan Health, Inc.*	34	2,392
McKesson Corp.	301	41,824
MEDNAX, Inc.*	130	3,194
Molina Healthcare, Inc.*	100	13,278
Owens & Minor, Inc.	30	81
Patterson Cos., Inc.	94	1,861
Providence Service Corp. (The)*	16	892
Quest Diagnostics, Inc.	224	22,866
Select Medical Holdings Corp.*	160	2,678
Tenet Healthcare Corp.*	100	2,357
Tivity Health, Inc.*	56	977
UnitedHealth Group, Inc.	1,507	375,258
Universal Health Services, Inc. (Class B Stock)	130	19,612
US Physical Therapy, Inc.	20	2,582
WellCare Health Plans, Inc.*	82	23,554

		1,165,492

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	2,369
Cerner Corp.	510	36,541
Computer Programs & Systems, Inc.	20	516
HealthStream, Inc.*	20	565
HMS Holdings Corp.*	110	3,839
Medidata Solutions, Inc.*	105	9,594
NextGen Healthcare, Inc.*	30	491
Omnicell, Inc.*	66	4,964
Tabula Rasa HealthCare, Inc.*	20	1,205

		60,084

Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.	30	1,191
Bloomin’ Brands, Inc.	140	2,384

See Notes to Financial Statements.

PGIM Day One Underlying Funds	129

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Boyd Gaming Corp.	102	$2,702
Brinker International, Inc.	70	2,790
Caesars Entertainment Corp.*	880	10,419
Carnival Corp.	620	29,283
Cheesecake Factory, Inc. (The)	70	3,016
Chipotle Mexican Grill, Inc.*	40	31,821
Churchill Downs, Inc.	57	6,820
Chuy’s Holdings, Inc.*	20	473
Cracker Barrel Old Country Store, Inc.	42	7,296
Darden Restaurants, Inc.	200	24,312
Dave & Buster’s Entertainment, Inc.	70	2,846
Dine Brands Global, Inc.	30	2,463
Domino’s Pizza, Inc.	68	16,628
Dunkin’ Brands Group, Inc.	132	10,581
El Pollo Loco Holdings, Inc.*	31	305
Eldorado Resorts, Inc.*	100	4,512
Fiesta Restaurant Group, Inc.*	30	287
Hilton Worldwide Holdings, Inc.	463	44,703
International Speedway Corp. (Class A Stock)	40	1,803
Jack in the Box, Inc.	50	3,591
Marriott International, Inc. (Class A Stock)	445	61,882
Marriott Vacations Worldwide Corp.	66	6,747
McDonald’s Corp.	1,198	252,443
MGM Resorts International	792	23,776
Monarch Casino & Resort, Inc.*	20	941
Norwegian Cruise Line Holdings Ltd.*	336	16,612
Papa John’s International, Inc.	36	1,599
Penn National Gaming, Inc.*	140	2,733
Red Robin Gourmet Burgers, Inc.*	10	330
Royal Caribbean Cruises Ltd.	270	31,412
Ruth’s Hospitality Group, Inc.	30	668
Scientific Games Corp.*	80	1,636
Shake Shack, Inc. (Class A Stock)*	38	2,837
Six Flags Entertainment Corp.	110	5,811
Starbucks Corp.	1,949	184,551
Texas Roadhouse, Inc.	100	5,523
Wendy’s Co. (The)	270	4,911
Wingstop, Inc.	48	4,588
Wyndham Destinations, Inc.	140	6,588
Wyndham Hotels & Resorts, Inc.	150	8,482

See Notes to Financial Statements.

130

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Wynn Resorts Ltd.	158	$20,551
Yum! Brands, Inc.	487	54,797

		909,644

Household Durables 0.4%
Cavco Industries, Inc.*	14	2,483
Century Communities, Inc.*	40	1,103
D.R. Horton, Inc.	520	23,884
Ethan Allen Interiors, Inc.	20	412
Garmin Ltd.	186	14,618
Helen of Troy Ltd.*	40	5,931
Installed Building Products, Inc.*	28	1,492
iRobot Corp.*	45	3,289
KB Home	120	3,152
La-Z-Boy, Inc.	50	1,649
Leggett & Platt, Inc.	210	8,394
Lennar Corp. (Class A Stock)	442	21,026
LGI Homes, Inc.*	32	2,249
M/I Homes, Inc.*	20	707
MDC Holdings, Inc.	87	3,144
Meritage Homes Corp.*	60	3,769
Mohawk Industries, Inc.*	97	12,095
Newell Brands, Inc.	586	8,315
NVR, Inc.*	6	20,065
PulteGroup, Inc.	380	11,974
Tempur Sealy International, Inc.*	70	5,615
Toll Brothers, Inc.	210	7,554
TopBuild Corp.*	50	4,056
TRI Pointe Group, Inc.*	185	2,533
Tupperware Brands Corp.	80	1,225
Universal Electronics, Inc.*	10	428
Whirlpool Corp.	106	15,421
William Lyon Homes (Class A Stock)*	15	295

		186,878

Household Products 1.6%
Central Garden & Pet Co.*	20	608
Central Garden & Pet Co. (Class A Stock)*	48	1,322
Church & Dwight Co., Inc.	387	29,195
Clorox Co. (The)	202	32,845

See Notes to Financial Statements.

PGIM Day One Underlying Funds	131

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products (cont’d.)
Colgate-Palmolive Co.	1,350	$96,849
Energizer Holdings, Inc.	106	4,461
Kimberly-Clark Corp.	542	73,522
Procter & Gamble Co. (The)	3,946	465,786
WD-40 Co.	23	4,176

		708,764

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	1,000	16,790
NRG Energy, Inc.	420	14,339

		31,129

Industrial Conglomerates 1.3%
3M Co.	902	157,597
Carlisle Cos., Inc.	95	13,700
General Electric Co.	13,740	143,583
Honeywell International, Inc.	1,146	197,639
Raven Industries, Inc.	40	1,450
Roper Technologies, Inc.	165	60,002

		573,971

Insurance 2.6%
Aflac, Inc.	1,168	61,484
Alleghany Corp.*	32	21,943
Allstate Corp. (The)	520	55,848
Ambac Financial Group, Inc.*	55	1,002
American Equity Investment Life Holding Co.	130	3,354
American Financial Group, Inc.	118	12,081
American International Group, Inc.	1,360	76,146
AMERISAFE, Inc.	34	2,212
Aon PLC	382	72,294
Arthur J. Gallagher & Co.	290	26,225
Assurant, Inc.	100	11,336
Brighthouse Financial, Inc.*	180	7,051
Brown & Brown, Inc.	340	12,216
Chubb Ltd.	719	109,892
Cincinnati Financial Corp.	244	26,189
CNO Financial Group, Inc.	220	3,720
eHealth, Inc.*	30	3,113

See Notes to Financial Statements.

132

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Employers Holdings, Inc.	36	$1,580
Everest Re Group Ltd.	66	16,278
First American Financial Corp.	170	9,829
Genworth Financial, Inc. (Class A Stock)*	550	2,195
Hanover Insurance Group, Inc. (The)	68	8,820
Hartford Financial Services Group, Inc. (The)	560	32,273
HCI Group, Inc.	14	561
Horace Mann Educators Corp.	60	2,606
James River Group Holdings Ltd.	35	1,674
Kemper Corp.	101	8,890
Lincoln National Corp.	330	21,562
Loews Corp.	426	22,808
Marsh & McLennan Cos., Inc.	798	78,842
Mercury General Corp.	40	2,268
MetLife, Inc.	1,500	74,130
Old Republic International Corp.	400	9,124
Primerica, Inc.	70	8,588
Principal Financial Group, Inc.	400	23,216
ProAssurance Corp.	90	3,518
Progressive Corp. (The)	918	74,340
Prudential Financial, Inc.	650	65,852
Reinsurance Group of America, Inc.	102	15,904
RenaissanceRe Holdings Ltd. (Bermuda)	79	14,311
RLI Corp.	60	5,408
Safety Insurance Group, Inc.	18	1,776
Selective Insurance Group, Inc.	100	7,520
Stewart Information Services Corp.	23	870
Third Point Reinsurance Ltd. (Bermuda)*	80	806
Torchmark Corp.	167	15,250
Travelers Cos., Inc. (The)	418	61,287
United Fire Group, Inc.	35	1,830
United Insurance Holdings Corp.	30	340
Universal Insurance Holdings, Inc.	50	1,241
Unum Group	325	10,384
W.R. Berkley Corp.	233	16,168
Willis Towers Watson PLC	206	40,215

		1,168,370

Interactive Media & Services 4.3%
Alphabet, Inc. (Class A Stock)*	473	576,209
Alphabet, Inc. (Class C Stock)*	484	588,873

See Notes to Financial Statements.

PGIM Day One Underlying Funds	133

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)
Care.com, Inc.*	40	$438
Cars.com, Inc.*	83	1,577
Facebook, Inc. (Class A Stock)*	3,789	735,937
QuinStreet, Inc.*	70	1,140
TripAdvisor, Inc.*	150	6,623
Twitter, Inc.*	1,130	47,810
Yelp, Inc.*	90	3,155

		1,961,762

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	652	1,217,141
Booking Holdings, Inc.*	71	133,949
eBay, Inc.	1,350	55,607
Expedia Group, Inc.	221	29,336
Liquidity Services, Inc.*	50	326
PetMed Express, Inc.	20	347
Shutterfly, Inc.*	47	2,382
Shutterstock, Inc.	20	767
Stamps.com, Inc.*	33	1,576

		1,441,431

IT Services 5.1%
Accenture PLC (Class A Stock)	1,008	194,121
Akamai Technologies, Inc.*	270	23,795
Alliance Data Systems Corp.	75	11,769
Automatic Data Processing, Inc.	692	115,232
Broadridge Financial Solutions, Inc.	188	23,899
CACI International, Inc. (Class A Stock)*	46	9,897
Cardtronics PLC (Class A Stock)*	44	1,253
Cognizant Technology Solutions Corp. (Class A Stock)	910	59,277
CoreLogic, Inc.*	110	5,013
CSG Systems International, Inc.	40	2,050
DXC Technology Co.	423	23,591
EVERTEC, Inc. (Puerto Rico)	100	3,202
ExlService Holdings, Inc.*	54	3,715
Fidelity National Information Services, Inc.	941	125,388
Fiserv, Inc.*	870	91,724
FleetCor Technologies, Inc.*	144	40,921
Gartner, Inc.*	140	19,506
Global Payments, Inc.	248	41,644

See Notes to Financial Statements.

134

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
International Business Machines Corp.	1,405	$208,277
Jack Henry & Associates, Inc.	120	16,764
KBR, Inc.	220	5,804
Leidos Holdings, Inc.	230	18,883
LiveRamp Holdings, Inc.*	110	5,796
ManTech International Corp. (Class A Stock)	36	2,476
Mastercard, Inc. (Class A Stock)	1,423	387,440
MAXIMUS, Inc.	110	8,086
NIC, Inc.	70	1,270
Paychex, Inc.	514	42,688
PayPal Holdings, Inc.*	1,842	203,357
Perficient, Inc.*	30	1,025
Perspecta, Inc.	181	4,223
Sabre Corp.	395	9,286
Science Applications International Corp.	79	6,744
Sykes Enterprises, Inc.*	40	1,132
Total System Services, Inc.	260	35,287
TTEC Holdings, Inc.	20	938
Unisys Corp.*	60	743
VeriSign, Inc.*	171	36,096
Virtusa Corp.*	40	1,787
Visa, Inc. (Class A Stock)	2,743	488,254
Western Union Co. (The)	650	13,650
WEX, Inc.*	73	15,919

		2,311,922

Leisure Products 0.1%
Brunswick Corp.	140	6,882
Callaway Golf Co.	90	1,650
Hasbro, Inc.	180	21,809
Mattel, Inc.*	490	7,154
Nautilus, Inc.*	30	58
Polaris Industries, Inc.	92	8,710
Sturm Ruger & Co., Inc.	34	1,921
Vista Outdoor, Inc.*	90	648

		48,832

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	500	34,705
Bio-Rad Laboratories, Inc. (Class A Stock)*	35	11,022

See Notes to Financial Statements.

PGIM Day One Underlying Funds	135

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
Bio-Techne Corp.	67	$14,080
Cambrex Corp.*	46	2,015
Charles River Laboratories International, Inc.*	80	10,763
Illumina, Inc.*	232	69,456
IQVIA Holdings, Inc.*	255	40,588
Luminex Corp.	43	934
Medpace Holdings, Inc.*	40	3,150
Mettler-Toledo International, Inc.*	48	36,324
NeoGenomics, Inc.*	140	3,412
PerkinElmer, Inc.	188	16,191
PRA Health Sciences, Inc.*	92	9,192
Syneos Health, Inc.*	90	4,598
Thermo Fisher Scientific, Inc.	632	175,494
Waters Corp.*	113	23,793

		455,717

Machinery 1.8%
Actuant Corp. (Class A Stock)	70	1,603
AGCO Corp.	110	8,470
Alamo Group, Inc.	14	1,370
Albany International Corp. (Class A Stock)	50	4,300
Astec Industries, Inc.	30	981
Barnes Group, Inc.	70	3,643
Briggs & Stratton Corp.	20	191
Caterpillar, Inc.	906	119,293
Chart Industries, Inc.*	68	5,136
CIRCOR International, Inc.*	16	608
Colfax Corp.*	140	3,875
Crane Co.	84	7,031
Cummins, Inc.	236	38,704
Deere & Co.	499	82,659
Donaldson Co., Inc.	190	9,491
Dover Corp.	242	23,438
EnPro Industries, Inc.	30	2,131
ESCO Technologies, Inc.	40	3,342
Federal Signal Corp.	60	1,869
Flowserve Corp.	200	10,006
Fortive Corp.	468	35,591
Franklin Electric Co., Inc.	63	2,952
Graco, Inc.	246	11,828
Greenbrier Cos., Inc. (The)	40	1,156

See Notes to Financial Statements.

136

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Harsco Corp.*	90	$2,111
Hillenbrand, Inc.	94	3,167
IDEX Corp.	120	20,186
Illinois Tool Works, Inc.	475	73,259
Ingersoll-Rand PLC	386	47,733
ITT, Inc.	140	8,739
John Bean Technologies Corp.	50	5,933
Kennametal, Inc.	120	4,150
Lincoln Electric Holdings, Inc.	94	7,945
Lindsay Corp.	15	1,368
Lydall, Inc.*	10	236
Mueller Industries, Inc.	90	2,717
Nordson Corp.	80	11,333
Oshkosh Corp.	118	9,861
PACCAR, Inc.	540	37,876
Parker-Hannifin Corp.	204	35,716
Pentair PLC	240	9,314
Proto Labs, Inc.*	47	4,893
Snap-on, Inc.	95	14,498
SPX Corp.*	50	1,745
SPX FLOW, Inc.*	60	2,434
Standex International Corp.	24	1,689
Stanley Black & Decker, Inc.	244	36,012
Tennant Co.	30	2,283
Terex Corp.	90	2,741
Timken Co. (The)	100	4,571
Titan International, Inc.	42	159
Toro Co. (The)	170	12,379
Trinity Industries, Inc.	190	3,724
Wabash National Corp.	30	475
Wabtec Corp.	254	19,731
Watts Water Technologies, Inc. (Class A Stock)	45	4,177
Woodward, Inc.	90	10,084
Xylem, Inc.	274	21,999

		804,906

Marine 0.0%
Kirby Corp.*	82	6,425
Matson, Inc.	70	2,864

		9,289

See Notes to Financial Statements.

PGIM Day One Underlying Funds	137

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Media 1.3%
AMC Networks, Inc. (Class A Stock)*	70	$3,737
Cable One, Inc.	13	15,818
CBS Corp. (Class B Stock)	530	27,300
Charter Communications, Inc. (Class A Stock)*	274	105,594
Comcast Corp. (Class A Stock)	7,136	308,061
Discovery, Inc. (Class A Stock)*	230	6,971
Discovery, Inc. (Class C Stock)*	560	15,814
DISH Network Corp. (Class A Stock)*	360	12,190
EW Scripps Co. (The) (Class A Stock)	50	767
Fox Corp. (Class A Stock)	560	20,899
Fox Corp. (Class B Stock)	240	8,928
Gannett Co., Inc.	140	1,435
Interpublic Group of Cos., Inc. (The)	600	13,752
John Wiley & Sons, Inc. (Class A Stock)	60	2,731
Meredith Corp.	60	3,292
New Media Investment Group, Inc.	30	323
New York Times Co. (The) (Class A Stock)	200	7,136
News Corp. (Class A Stock)	540	7,106
News Corp. (Class B Stock)	150	2,019
Omnicom Group, Inc.	360	28,879
Scholastic Corp.	30	1,025
TechTarget, Inc.*	30	691
TEGNA, Inc.	310	4,709

		599,177

Metals & Mining 0.4%
AK Steel Holding Corp.*	290	818
Allegheny Technologies, Inc.*	185	4,027
Carpenter Technology Corp.	80	3,601
Century Aluminum Co.*	40	288
Commercial Metals Co.	150	2,626
Compass Minerals International, Inc.	60	3,351
Freeport-McMoRan, Inc.	2,240	24,774
Haynes International, Inc.	16	476
Kaiser Aluminum Corp.	26	2,503
Materion Corp.	36	2,237
Newmont Goldcorp Corp.	1,280	46,746
Nucor Corp.	476	25,885
Olympic Steel, Inc.	20	252
Reliance Steel & Aluminum Co.	110	10,994
Royal Gold, Inc.	98	11,216

See Notes to Financial Statements.

138

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Steel Dynamics, Inc.	340	$10,713
SunCoke Energy, Inc.*	40	304
TimkenSteel Corp.*	30	210
United States Steel Corp.	260	3,908
Worthington Industries, Inc.	50	2,011

		156,940

Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	170	3,200
ARMOUR Residential REIT, Inc.	50	894
Capstead Mortgage Corp.	40	337
Granite Point Mortgage Trust, Inc.	60	1,146
Invesco Mortgage Capital, Inc.	130	2,142
New York Mortgage Trust, Inc.	245	1,497
PennyMac Mortgage Investment Trust	70	1,542
Redwood Trust, Inc.	110	1,861

		12,619

Multiline Retail 0.5%
Big Lots, Inc.	50	1,280
Dillard’s, Inc. (Class A Stock)	30	2,184
Dollar General Corp.	410	54,948
Dollar Tree, Inc.*	379	38,563
J.C. Penney Co., Inc.*	140	111
Kohl’s Corp.	250	13,465
Macy’s, Inc.	450	10,229
Nordstrom, Inc.	166	5,496
Ollie’s Bargain Outlet Holdings, Inc.*	80	6,775
Target Corp.	824	71,194

		204,245

Multi-Utilities 1.0%
Ameren Corp.	380	28,762
Avista Corp.	90	4,143
Black Hills Corp.	80	6,332
CenterPoint Energy, Inc.	784	22,744
CMS Energy Corp.	440	25,617
Consolidated Edison, Inc.	512	43,500
Dominion Energy, Inc.	1,273	94,571

See Notes to Financial Statements.

PGIM Day One Underlying Funds	139

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
DTE Energy Co.	291	$36,989
MDU Resources Group, Inc.	270	7,220
NiSource, Inc.	560	16,626
NorthWestern Corp.	90	6,293
Public Service Enterprise Group, Inc.	800	45,720
Sempra Energy	430	58,235
WEC Energy Group, Inc.	490	41,875

		438,627

Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp.	790	58,191
Apache Corp.	570	13,919
Bonanza Creek Energy, Inc.*	30	654
Cabot Oil & Gas Corp.	630	12,071
Callon Petroleum Co.*	305	1,501
Carrizo Oil & Gas, Inc.*	120	1,144
Chesapeake Energy Corp.*	1,330	2,407
Chevron Corp.	2,974	366,129
Cimarex Energy Co.	166	8,411
CNX Resources Corp.*	280	2,302
Concho Resources, Inc.	318	31,062
ConocoPhillips	1,782	105,281
CONSOL Energy, Inc.*	55	1,182
Denbury Resources, Inc.*	610	689
Devon Energy Corp.	620	16,740
Diamondback Energy, Inc.	243	25,133
EOG Resources, Inc.	909	78,038
EQT Corp.	380	5,742
Equitrans Midstream Corp.	294	4,877
Exxon Mobil Corp.	6,632	493,156
Green Plains, Inc.	20	202
Gulfport Energy Corp.*	220	832
Hess Corp.	400	25,936
HighPoint Resources Corp.*	75	94
HollyFrontier Corp.	260	12,940
Kinder Morgan, Inc.	3,040	62,685
Laredo Petroleum, Inc.*	170	564
Marathon Oil Corp.	1,250	17,587
Marathon Petroleum Corp.	1,053	59,379
Matador Resources Co.*	145	2,556
Murphy Oil Corp.	230	5,529

See Notes to Financial Statements.

140

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc.	730	$16,118
Oasis Petroleum, Inc.*	380	1,851
Occidental Petroleum Corp.	1,164	59,783
ONEOK, Inc.	650	45,552
Par Pacific Holdings, Inc.*	20	461
PBF Energy, Inc. (Class A Stock)	185	5,167
PDC Energy, Inc.*	90	2,586
Penn Virginia Corp.*	20	685
Phillips 66	657	67,382
Pioneer Natural Resources Co.	271	37,409
QEP Resources, Inc.*	300	1,485
Range Resources Corp.	280	1,593
Renewable Energy Group, Inc.*	40	544
REX American Resources Corp.*	6	448
Ring Energy, Inc.*	50	122
SM Energy Co.	135	1,346
Southwestern Energy Co.*	810	1,782
SRC Energy, Inc.*	300	1,224
Unit Corp.*	50	325
Valero Energy Corp.	658	56,094
Whiting Petroleum Corp.*	130	2,298
Williams Cos., Inc. (The)	1,884	46,422
World Fuel Services Corp.	90	3,514
WPX Energy, Inc.*	600	6,264

		1,777,388

Paper & Forest Products 0.0%
Boise Cascade Co.	40	1,080
Clearwater Paper Corp.*	10	196
Domtar Corp.	100	4,245
Louisiana-Pacific Corp.	160	4,183
Mercer International, Inc. (Canada)	60	782
Neenah, Inc.	20	1,314
P.H. Glatfelter Co.	20	326
Schweitzer-Mauduit International, Inc.	30	1,033

		13,159

Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	550	2,338
Coty, Inc. (Class A Stock)	420	4,582

See Notes to Financial Statements.

PGIM Day One Underlying Funds	141

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products (cont’d.)
Edgewell Personal Care Co.*	80	$2,435
Estee Lauder Cos., Inc. (The) (Class A Stock)	354	65,203
Inter Parfums, Inc.	30	2,078
Medifast, Inc.	18	2,010
Nu Skin Enterprises, Inc. (Class A Stock)	97	3,878
USANA Health Sciences, Inc.*	20	1,361

		83,885

Pharmaceuticals 3.8%
Akorn, Inc.*	88	327
Allergan PLC	496	79,608
Amphastar Pharmaceuticals, Inc.*	20	403
ANI Pharmaceuticals, Inc.*	10	846
Assertio Therapeutics, Inc.*	50	172
Bristol-Myers Squibb Co.	2,582	114,667
Catalent, Inc.*	235	13,275
Corcept Therapeutics, Inc.*	150	1,689
Eli Lilly & Co.	1,358	147,954
Endo International PLC*	260	824
Innoviva, Inc.*	70	832
Johnson & Johnson	4,177	543,929
Lannett Co., Inc.*	20	141
Mallinckrodt PLC*	120	817
Merck & Co., Inc.	4,061	337,022
Mylan NV*	766	16,009
Nektar Therapeutics*	260	7,400
Perrigo Co. PLC	200	10,802
Pfizer, Inc.	8,688	337,442
Phibro Animal Health Corp. (Class A Stock)	20	623
Prestige Consumer Healthcare, Inc.*	80	2,768
Supernus Pharmaceuticals, Inc.*	70	2,336
Zoetis, Inc.	753	86,512

		1,706,398

Professional Services 0.4%
ASGN, Inc.*	90	5,675
Equifax, Inc.	194	26,983
Exponent, Inc.	80	5,504
Forrester Research, Inc.	16	757
FTI Consulting, Inc.*	60	6,267

See Notes to Financial Statements.

142

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Heidrick & Struggles International, Inc.	20	$594
IHS Markit Ltd.*	570	36,719
Insperity, Inc.	60	6,381
Kelly Services, Inc. (Class A Stock)	20	557
Korn Ferry	100	3,928
ManpowerGroup, Inc.	103	9,409
Navigant Consulting, Inc.	60	1,462
Nielsen Holdings PLC	520	12,043
Resources Connection, Inc.	30	528
Robert Half International, Inc.	180	10,874
TrueBlue, Inc.*	25	494
Verisk Analytics, Inc.	257	38,992
WageWorks, Inc.*	60	3,070

		170,237

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	480	25,445
Jones Lang LaSalle, Inc.	85	12,388
Marcus & Millichap, Inc.*	30	996
RE/MAX Holdings, Inc. (Class A Stock)	20	582
Realogy Holdings Corp.	160	833

		40,244

Road & Rail 1.0%
ArcBest Corp.	33	988
Avis Budget Group, Inc.*	90	3,275
CSX Corp.	1,207	84,973
Genesee & Wyoming, Inc. (Class A Stock)*	86	9,444
Heartland Express, Inc.	40	794
J.B. Hunt Transport Services, Inc.	130	13,308
Kansas City Southern	160	19,798
Knight-Swift Transportation Holdings, Inc.	185	6,630
Landstar System, Inc.	70	7,789
Marten Transport Ltd.	33	662
Norfolk Southern Corp.	420	80,270
Old Dominion Freight Line, Inc.	100	16,698
Ryder System, Inc.	80	4,261
Saia, Inc.*	40	3,052

See Notes to Financial Statements.

PGIM Day One Underlying Funds	143

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Union Pacific Corp.	1,135	$204,243
Werner Enterprises, Inc.	53	1,757

		457,942

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	66	3,854
Advanced Micro Devices, Inc.*	1,380	42,021
Analog Devices, Inc.	588	69,066
Applied Materials, Inc.	1,496	73,858
Axcelis Technologies, Inc.*	30	482
Broadcom, Inc.	619	179,504
Brooks Automation, Inc.	100	3,880
Cabot Microelectronics Corp.	52	6,326
CEVA, Inc.*	16	444
Cirrus Logic, Inc.*	80	3,924
Cohu, Inc.	55	834
Cree, Inc.*	163	10,135
Cypress Semiconductor Corp.	520	11,944
Diodes, Inc.*	50	2,130
DSP Group, Inc.*	40	645
First Solar, Inc.*	110	7,094
FormFactor, Inc.*	75	1,258
Ichor Holdings Ltd.*	30	756
Intel Corp.	7,041	355,923
KLA Corp.	257	35,034
Kopin Corp.*	140	162
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,584
Lam Research Corp.	238	49,649
Maxim Integrated Products, Inc.	420	24,860
MaxLinear, Inc.*	80	1,758
Microchip Technology, Inc.	373	35,219
Micron Technology, Inc.*	1,728	77,570
MKS Instruments, Inc.	85	7,236
Monolithic Power Systems, Inc.	65	9,630
Nanometrics, Inc.*	20	628
NVIDIA Corp.	945	159,440
PDF Solutions, Inc.*	30	401
Photronics, Inc.*	60	578
Power Integrations, Inc.	43	3,916
Qorvo, Inc.*	204	14,951
QUALCOMM, Inc.	1,912	139,882

See Notes to Financial Statements.

144

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Rambus, Inc.*	80	$997
Rudolph Technologies, Inc.*	30	808
Semtech Corp.*	110	5,816
Silicon Laboratories, Inc.*	70	7,855
Skyworks Solutions, Inc.	280	23,878
SMART Global Holdings, Inc.*	20	609
SolarEdge Technologies, Inc.*	80	5,218
Synaptics, Inc.*	40	1,287
Teradyne, Inc.	274	15,270
Texas Instruments, Inc.	1,471	183,890
Ultra Clean Holdings, Inc.*	35	511
Universal Display Corp.	70	14,776
Veeco Instruments, Inc.*	25	298
Versum Materials, Inc.	180	9,356
Xilinx, Inc.	394	44,999
Xperi Corp.	50	1,067

		1,653,211

Software 6.1%
8x8, Inc.*	140	3,384
ACI Worldwide, Inc.*	170	5,705
Adobe, Inc.*	776	231,915
Agilysys, Inc.*	40	981
Alarm.com Holdings, Inc.*	50	2,496
ANSYS, Inc.*	137	27,828
Autodesk, Inc.*	342	53,410
Blackbaud, Inc.	70	6,370
Bottomline Technologies DE, Inc.*	60	2,525
Cadence Design Systems, Inc.*	440	32,521
CDK Global, Inc.	200	10,374
Citrix Systems, Inc.	210	19,790
CommVault Systems, Inc.*	68	3,090
Ebix, Inc.	28	1,289
Fair Isaac Corp.*	46	15,981
Fortinet, Inc.*	230	18,471
Intuit, Inc.	414	114,806
j2 Global, Inc.	81	7,216
LivePerson, Inc.*	70	2,323
LogMeIn, Inc.	87	6,609
Manhattan Associates, Inc.*	100	8,499
Microsoft Corp.	12,075	1,645,460

See Notes to Financial Statements.

PGIM Day One Underlying Funds	145

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
MicroStrategy, Inc. (Class A Stock)*	16	$2,188
Monotype Imaging Holdings, Inc.	44	879
OneSpan, Inc.*	30	439
Oracle Corp.	3,960	222,948
Progress Software Corp.	78	3,377
PTC, Inc.*	170	11,523
Qualys, Inc.*	48	4,155
salesforce.com, Inc.*	1,205	186,173
SPS Commerce, Inc.*	28	3,131
Symantec Corp.	1,000	21,560
Synopsys, Inc.*	240	31,862
Teradata Corp.*	170	6,225
TiVo Corp.	100	758
Tyler Technologies, Inc.*	62	14,468

		2,730,729

Specialty Retail 2.2%
Aaron’s, Inc.	100	6,305
Abercrombie & Fitch Co. (Class A Stock)	100	1,893
Advance Auto Parts, Inc.	113	17,022
American Eagle Outfitters, Inc.	240	4,246
Asbury Automotive Group, Inc.*	26	2,394
Ascena Retail Group, Inc.*	70	31
AutoNation, Inc.*	79	3,846
AutoZone, Inc.*	40	44,922
Barnes & Noble Education, Inc.*	40	140
Barnes & Noble, Inc.	40	261
Bed Bath & Beyond, Inc.	190	1,845
Best Buy Co., Inc.	366	28,010
Boot Barn Holdings, Inc.*	40	1,252
Buckle, Inc. (The)	20	407
Caleres, Inc.	53	995
CarMax, Inc.*	265	23,256
Cato Corp. (The) (Class A Stock)	20	287
Chico’s FAS, Inc.	110	351
Children’s Place, Inc. (The)	24	2,344
Conn’s, Inc.*	30	624
Designer Brands, Inc. (Class A Stock)	90	1,654
Dick’s Sporting Goods, Inc.	110	4,089
Express, Inc.*	30	74
Five Below, Inc.*	90	10,571

See Notes to Financial Statements.

146

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Foot Locker, Inc.	180	$7,391
GameStop Corp. (Class A Stock)	70	281
Gap, Inc. (The)	320	6,240
Genesco, Inc.*	30	1,181
Group 1 Automotive, Inc.	36	3,023
Guess?, Inc.	40	674
Haverty Furniture Cos., Inc.	20	362
Hibbett Sports, Inc.*	10	184
Home Depot, Inc. (The)	1,755	375,026
Kirkland’s, Inc.*	30	51
L Brands, Inc.	350	9,083
Lithia Motors, Inc. (Class A Stock)	40	5,275
Lowe’s Cos., Inc.	1,254	127,156
Lumber Liquidators Holdings, Inc.*	30	263
MarineMax, Inc.*	26	401
Michaels Cos., Inc. (The)*	110	756
Monro, Inc.	53	4,463
Murphy USA, Inc.*	54	4,772
Office Depot, Inc.	690	1,408
O’Reilly Automotive, Inc.*	124	47,214
Rent-A-Center, Inc.*	40	1,081
RH*	30	4,182
Ross Stores, Inc.	588	62,346
Sally Beauty Holdings, Inc.*	172	2,363
Shoe Carnival, Inc.	20	508
Signet Jewelers Ltd.	80	1,451
Sleep Number Corp.*	40	1,967
Sonic Automotive, Inc. (Class A Stock)	20	551
Tailored Brands, Inc.	60	292
Tiffany & Co.	172	16,154
Tile Shop Holdings, Inc.	30	78
TJX Cos., Inc. (The)	1,930	105,301
Tractor Supply Co.	190	20,674
Ulta Beauty, Inc.*	88	30,734
Urban Outfitters, Inc.*	100	2,381
Vitamin Shoppe, Inc.*	20	88
Williams-Sonoma, Inc.	120	8,002
Zumiez, Inc.*	20	495

		1,010,671

See Notes to Financial Statements.

PGIM Day One Underlying Funds	147

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 3.6%
3D Systems Corp.*	140	$1,263
Apple, Inc.	6,924	1,475,089
Cray, Inc.*	60	2,078
Diebold Nixdorf, Inc.*	60	835
Hewlett Packard Enterprise Co.	2,154	30,953
HP, Inc.	2,370	49,865
NCR Corp.*	174	5,883
NetApp, Inc.	390	22,811
Seagate Technology PLC	410	18,987
Western Digital Corp.	452	24,358
Xerox Corp.	297	9,534

		1,641,656

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	230	8,186
Carter’s, Inc.	70	6,511
Crocs, Inc.*	70	1,599
Deckers Outdoor Corp.*	51	7,970
Fossil Group, Inc.*	40	442
G-III Apparel Group Ltd.*	60	1,720
Hanesbrands, Inc.	543	8,737
Kontoor Brands, Inc.*	71	2,082
Movado Group, Inc.	20	527
NIKE, Inc. (Class B Stock)	1,968	169,307
Oxford Industries, Inc.	30	2,196
PVH Corp.	118	10,493
Ralph Lauren Corp.	90	9,381
Skechers U.S.A., Inc. (Class A Stock)*	190	7,209
Steven Madden Ltd.	120	4,141
Tapestry, Inc.	458	14,166
Under Armour, Inc. (Class A Stock)*	270	6,229
Under Armour, Inc. (Class C Stock)*	280	5,695
Unifi, Inc.*	20	374
Vera Bradley, Inc.*	30	352
VF Corp.	503	43,957
Wolverine World Wide, Inc.	140	3,801

		315,075

Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	1,876

See Notes to Financial Statements.

148

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
Dime Community Bancshares, Inc.	30	$605
Flagstar Bancorp, Inc.	40	1,379
HomeStreet, Inc.*	30	871
LendingTree, Inc.*	14	4,516
Meta Financial Group, Inc.	42	1,296
New York Community Bancorp, Inc.	700	8,071
NMI Holdings, Inc. (Class A Stock)*	75	1,866
Northfield Bancorp, Inc.	30	469
Northwest Bancshares, Inc.	140	2,401
Oritani Financial Corp.	30	543
Provident Financial Services, Inc.	70	1,693
TrustCo Bank Corp.	50	405
Walker & Dunlop, Inc.	52	3,034
Washington Federal, Inc.	110	4,024

		33,049

Tobacco 0.8%
Altria Group, Inc.	2,936	138,198
Philip Morris International, Inc.	2,448	204,677
Universal Corp.	38	2,261
Vector Group Ltd.	170	1,963

		347,099

Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,650
DXP Enterprises, Inc.*	20	679
Fastenal Co.	880	27,104
GATX Corp.	60	4,612
GMS, Inc.*	50	1,126
Kaman Corp.	36	2,282
MSC Industrial Direct Co., Inc. (Class A Stock)	70	4,973
NOW, Inc.*	150	1,838
United Rentals, Inc.*	126	15,945
Veritiv Corp.*	6	105
W.W. Grainger, Inc.	73	21,245
Watsco, Inc.	50	8,131

		91,690

See Notes to Financial Statements.

PGIM Day One Underlying Funds	149

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Water Utilities 0.1%
American States Water Co.	70	$5,423
American Water Works Co., Inc.	288	33,057
Aqua America, Inc.	330	13,843
California Water Service Group	80	4,271

		56,594

Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	30	390
Telephone & Data Systems, Inc.	120	3,881
T-Mobile US, Inc.*	480	38,270

		42,541

TOTAL COMMON STOCKS (cost $35,732,475)		42,925,690

EXCHANGE-TRADED FUNDS 2.3%
iShares Core S&P Mid-Cap ETF	496	97,345
iShares Core S&P Small-Cap ETF	600	47,526
SPDR S&P 500 ETF Trust	3,028	900,618

TOTAL EXCHANGE-TRADED FUNDS (cost $899,800)		1,045,489

	Units

RIGHTS* 0.0%

Chemicals
A. Schulman, Inc., CVR^ (cost $17)	33	—

TOTAL LONG-TERM INVESTMENTS (cost $36,632,292)		43,971,179

	Shares

SHORT-TERM INVESTMENTS 4.1%

AFFILIATED MUTUAL FUND 3.8%
PGIM Core Ultra Short Bond Fund (cost $1,696,386)(w)	1,696,386	1,696,386

See Notes to Financial Statements.

150

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills (cost $149,560)	2.167%	09/19/19	150	$149,597

TOTAL SHORT-TERM INVESTMENTS (cost $1,845,946)				1,845,983

TOTAL INVESTMENTS 101.5% (cost $38,478,238)				45,817,162
Liabilities in excess of other assets(z) (1.5)%				(683,619)

NET ASSETS 100.0%				$45,133,543

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at July 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	Russell 2000 E-Mini Index	Sep. 2019	$78,835	$1,946
10	S&P 500 E-Mini Index	Sep. 2019	1,491,150	28,030
1	S&P Mid Cap 400 E-Mini Index	Sep. 2019	196,810	6,408

				$36,384

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$149,597

See Notes to Financial Statements.

PGIM Day One Underlying Funds	151

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,064,940	$—	$—
Air Freight & Logistics	249,207	—	—
Airlines	181,075	—	—
Auto Components	93,509	—	—
Automobiles	154,848	—	—
Banks	2,479,120	—	—
Beverages	736,639	—	—
Biotechnology	871,901	—	—
Building Products	158,398	—	—
Capital Markets	1,160,158	—	—
Chemicals	873,312	—	—
Commercial Services & Supplies	236,590	—	—
Communications Equipment	522,875	—	—
Construction & Engineering	69,397	—	—
Construction Materials	62,882	—	—
Consumer Finance	315,053	—	—
Containers & Packaging	176,068	—	—
Distributors	51,632	—	—
Diversified Consumer Services	45,012	—	—
Diversified Financial Services	635,206	—	—
Diversified Telecommunication Services	783,004	—	—
Electric Utilities	811,922	—	—
Electrical Equipment	222,250	—	—
Electronic Equipment, Instruments & Components	330,982	—	—
Energy Equipment & Services	215,384	—	—
Entertainment	781,439	—	—
Equity Real Estate Investment Trusts (REITs)	1,485,152	—	—
Food & Staples Retailing	599,484	—	—
Food Products	513,062	—	—
Gas Utilities	77,766	—	—
Health Care Equipment & Supplies	1,546,056	—	—
Health Care Providers & Services	1,165,492	—	—

See Notes to Financial Statements.

152

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Technology	$60,084	$—	$—
Hotels, Restaurants & Leisure	909,644	—	—
Household Durables	186,878	—	—
Household Products	708,764	—	—
Independent Power & Renewable Electricity Producers	31,129	—	—
Industrial Conglomerates	573,971	—	—
Insurance	1,168,370	—	—
Interactive Media & Services	1,961,762	—	—
Internet & Direct Marketing Retail	1,441,431	—	—
IT Services	2,311,922	—	—
Leisure Products	48,832	—	—
Life Sciences Tools & Services	455,717	—	—
Machinery	804,906	—	—
Marine	9,289	—	—
Media	599,177	—	—
Metals & Mining	156,940	—	—
Mortgage Real Estate Investment Trusts (REITs)	12,619	—	—
Multiline Retail	204,245	—	—
Multi-Utilities	438,627	—	—
Oil, Gas & Consumable Fuels	1,777,388	—	—
Paper & Forest Products	13,159	—	—
Personal Products	83,885	—	—
Pharmaceuticals	1,706,398	—	—
Professional Services	170,237	—	—
Real Estate Management & Development	40,244	—	—
Road & Rail	457,942	—	—
Semiconductors & Semiconductor Equipment	1,653,211	—	—
Software	2,730,729	—	—
Specialty Retail	1,010,671	—	—
Technology Hardware, Storage & Peripherals	1,641,656	—	—
Textiles, Apparel & Luxury Goods	315,075	—	—
Thrifts & Mortgage Finance	33,049	—	—
Tobacco	347,099	—	—
Trading Companies & Distributors	91,690	—	—
Water Utilities	56,594	—	—
Wireless Telecommunication Services	42,541	—	—
Exchange-Traded Funds	1,045,489	—	—
Rights
Chemicals	—	—	—
Affiliated Mutual Fund	1,696,386	—	—
U.S. Treasury Obligation	—	149,597	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	153

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$36,384	$—	$—

Total	$45,703,949	$149,597	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Allocations:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows (unaudited):

Software	6.1%
Banks	5.5
IT Services	5.1
Interactive Media & Services	4.3
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	3.8
Affiliated Mutual Fund	3.8
Semiconductors & Semiconductor Equipment	3.7
Technology Hardware, Storage & Peripherals	3.6
Health Care Equipment & Supplies	3.4
Equity Real Estate Investment Trusts (REITs)	3.3
Internet & Direct Marketing Retail	3.2
Insurance	2.6
Health Care Providers & Services	2.6
Capital Markets	2.6
Aerospace & Defense	2.4
Exchange-Traded Funds	2.3
Specialty Retail	2.2
Hotels, Restaurants & Leisure	2.0
Chemicals	1.9
Biotechnology	1.9
Electric Utilities	1.8
Machinery	1.8
Diversified Telecommunication Services	1.7
Entertainment	1.7
Beverages	1.6
Household Products	1.6
Diversified Financial Services	1.4
Food & Staples Retailing	1.3
Media	1.3
Industrial Conglomerates	1.3
Communications Equipment	1.2

Food Products	1.1%
Road & Rail	1.0
Life Sciences Tools & Services	1.0
Multi-Utilities	1.0
Tobacco	0.8
Electronic Equipment, Instruments & Components	0.7
Textiles, Apparel & Luxury Goods	0.7
Consumer Finance	0.7
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Energy Equipment & Services	0.5
Multiline Retail	0.5
Household Durables	0.4
Airlines	0.4
Containers & Packaging	0.4
Professional Services	0.4
Building Products	0.4
Metals & Mining	0.4
Automobiles	0.3
U.S. Treasury Obligation	0.3
Auto Components	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Gas Utilities	0.2
Construction & Engineering	0.2
Construction Materials	0.1
Health Care Technology	0.1
Water Utilities	0.1
Distributors	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1

See Notes to Financial Statements.

154

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

Industry Allocations (continued):
Wireless Telecommunication Services	0.1%
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Paper & Forest Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Marine	0.0	*

	101.5
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$36,384	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	155

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2019

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$37,621

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(17)	$24,091

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended July 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$ 1,640,595

(1)	Notional Amount in USD.

See Notes to Financial Statements.

156

PGIM QMA US Broad Market Index Fund

Statement of Assets & Liabilities

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $36,781,852)	$44,120,776
Affiliated investments (cost $1,696,386)	1,696,386
Dividends and interest receivable	38,883
Receivable for Fund shares sold	10,427
Due from Manager	10,109

Total Assets	45,876,581

Liabilities
Payable for Fund shares reacquired	592,008
Payable for investments purchased	65,907
Custodian and accounting fees payable	28,778
Audit fee payable	24,482
Due to broker—variation margin futures	17,665
Accrued expenses and other liabilities	14,019
Payable to custodian	104
Affiliated transfer agent fee payable	75

Total Liabilities	743,038

Net Assets	$45,133,543

Net assets were comprised of:
Shares of beneficial interest, at par	$3,318
Paid-in capital in excess of par	37,535,069
Total distributable earnings (loss)	7,595,156

Net assets, July 31, 2019	$45,133,543

Class R6
Net asset value, offering price and redemption price per share, ($45,133,543 ÷ 3,318,406 shares of beneficial interest issued and outstanding)	$13.60

See Notes to Financial Statements.

PGIM Day One Underlying Funds	157

PGIM QMA US Broad Market Index Fund

Statement of Operations

Year Ended July 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $23 foreign withholding tax)	$762,230
Affiliated dividend income	39,112
Interest income	4,206
Income from securities lending, net (including affiliated income of $23)	808

Total income	806,356

Expenses
Management fee	73,485
Custodian and accounting fees	71,190
Audit fee	24,482
Shareholders’ reports	21,938
Legal fees and expenses	17,692
Trustees’ fees	11,580
Fund data services	4,485
Commitment fee on syndicated credit agreement	1,797
Insurance expense	1,000
SEC registration fees	792
Exchange listing fees	658
Transfer agent’s fees and expenses (including affiliated expense of $460)	555
Registration fees	63
Miscellaneous	11,662

Total expenses	241,379
Less: Fee waiver and/or expense reimbursement	(159,680)

Net expenses	81,699

Net investment income (loss)	724,657

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1))	(175,420)
Futures transactions	37,621

(137,799)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1))	2,223,281
Futures	24,091

2,247,372

Net gain (loss) on investment transactions	2,109,573

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,834,230

See Notes to Financial Statements.

158

PGIM QMA US Broad Market Index Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2019		2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$724,657	$481,955
Net realized gain (loss) on investment transactions		(137,799)	220,479
Net change in unrealized appreciation (depreciation) on investments		2,247,372	3,732,099

Net increase (decrease) in net assets resulting from operations		2,834,230	4,434,533

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(830,039)	—

Dividends from net investment income*
Class R6		*	(309,186)

Distributions from net realized gains*
Class R6		*	(101,340)

Fund share transactions
Net proceeds from shares sold		16,428,009	17,165,928
Net asset value of shares issued in reinvestment of dividends and distributions		830,039	410,526
Cost of shares reacquired		(11,148,657)	(6,954,773)

Net increase (decrease) in net assets from Fund share transactions		6,109,391	10,621,681

Total increase (decrease)		8,113,582	14,645,688

Net Assets:
Beginning of year		37,019,961	22,374,273

End of year(a)		$45,133,543	$37,019,961

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$292,053

*	For the year ended July 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM Day One Underlying Funds	159

Notes to Financial Statements/Consolidated Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (the “Commodity Strategies Fund”), which is a non-diversified fund for purposes of the 1940 Act. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. PIP2’s Board of Trustees has oversight responsibility for the investment activities of the Commodity Strategies Fund, including its investment in the Cayman Subsidiary, and the Commodity Strategies Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund. The consolidated financial statements of the Commodity Strategies Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategies Fund. The portion of the Commodity Strategies

160

Fund’s or Cayman Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposures could be substantial.

To the extent of the Commodity Strategies Fund’s investment through the Cayman Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Cayman Subsidiary invests. By investing in the Cayman Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Commodity Strategies Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of July 31, 2019, the Cayman Subsidiary had net assets of $3,384,024, representing 16.0% of the Commodity Strategies Fund’s net assets.

The Funds of PIP2 have the following investment objective(s) and Subadviser(s):

Fund	Objective(s)	Subadviser(s)
PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.	Jennison Associates, LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc)

PGIM Core Conservative Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Bond Index over full market cycles.	PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)

PGIM TIPS Fund	Outperform the Bloomberg Barclays US Treasury Inflation-Protected Index.	PGIM Fixed Income, which is a business unit of PGIM, Inc. (a wholly-owned subsidiary of PGIM, Inc.)

Commodity Strategies Fund	Generate returns over time in excess of the Bloomberg Commodity Index.	QMA LLC (“QMA”)(a wholly-owned subsidiary of PGIM, Inc.)

PGIM QMA Mid-Cap Core Equity Fund	Outperform the S&P Mid-Cap 400 Index.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

PGIM QMA US Broad Market Index Fund	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.	QMA (a wholly-owned subsidiary of PGIM, Inc.)

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

PGIM Day One Underlying Funds	161

Notes to Financial Statements/Consolidated Financial Statements

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures (Consolidated Schedule of Investments for Commodity Strategies).

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency

162

fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other

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Notes to Financial Statements/Consolidated Financial Statements

things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Funds’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Funds’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

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sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When

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Notes to Financial Statements/Consolidated Financial Statements

the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies).

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the

166

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Income from securities lending, net”.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Certain Funds invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

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Notes to Financial Statements/Consolidated Financial Statements

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: PGIM Core Conservative Bond Fund and PGIM TIPS Fund declare daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA Mid-Cap Core Equity Fund and PGIM QMA US Broad Market Index Fund expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. At July 31, 2019, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Funds. PGIM Investments administers the corporate affairs of the Funds and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

The management fee payable to the Manager is accrued daily and payable monthly at an annual rate of the Funds’ average daily net assets specified below and PGIM Investments, in

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turn, pays each subadviser a fee for its services.

Fund	Management Fee	Effective Management Fee		Fee Waivers and/or Expense Limitations through November 30, 2020
PGIM Jennison Small-Cap Core Equity Fund	0.75%	0.06%		contractually limit expenses to 0.95%
PGIM Core Conservative Bond Fund	0.27	—	+	contractually limit expenses to 0.50%
PGIM TIPS Fund	0.23	—	#	contractually limit expenses to 0.40%
Commodity Strategies Fund	0.46	0.08		contractually limit expenses to 0.80%*
PGIM QMA Mid-Cap Core Equity Fund	0.50	—	#	contractually limit expenses to 0.85%
PGIM QMA US Broad Market Index Fund	0.18	—	#	contractually limit expenses to 0.20%

+	Less than 0.005%.
#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
*

The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor of the Class R6 shares of each Fund.

PGIM Investments, PGIM, Inc., Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations (Consolidated Statement of Operations

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Notes to Financial Statements/Consolidated Financial Statements

for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended July 31, 2019, no 17a-7 transactions were entered into by the Funds.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2019, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Jennison Small-Cap Core Equity Fund	$7,418,511	$5,635,507
PGIM Core Conservative Bond Fund	17,544,567	14,938,896
PGIM QMA Mid-Cap Core Equity Fund	19,999,227	16,148,671
PGIM QMA US Broad Market Index Fund	12,248,575	5,862,128

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2019, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$575,177	$4,317,083	$4,276,502	$—	$—	$615,758	615,758	$15,847
PGIM Institutional Money Market Fund*
179,192	2,057,161	2,081,873	(14)	18	154,484	154,453	258	**

$754,369	$6,374,244	$6,358,375	$(14)	$18	$770,242		$16,105

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PGIM Core Conservative Bond Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$2,184,942	$18,496,367	$19,623,047	$—	$—	$1,058,262	1,058,262	$20,654

PGIM TIPS Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$300,948	$16,669,467	$16,706,740	$—	$—	$263,675	263,675	$4,265

PGIM QMA Mid-Cap Core Equity Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$82,959	$7,282,216	$7,311,623	$—	$—	$53,552	53,552	$2,179

PGIM QMA US Broad Market Index Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$1,578,230	$13,658,166	$13,540,010	$—	$—	$1,696,386	1,696,386	$39,112
PGIM Institutional Money Market Fund*
5,964	246,467	252,429	(1)	(1)	—	—	23	**

$1,584,194	$13,904,633	$13,792,439	$(1)	$(1)	$1,696,386		$39,135

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings and paid-in capital in excess of par.

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Notes to Financial Statements/Consolidated Financial Statements

For the year ended July 31, 2019, the adjustments were as follows:

Fund	Total Distributable Earnings (loss)	Paid-in Capital in Excess of Par
PGIM TIPS Fund(a)	$58	$(58)

(a)	Overdistribution of distributable earnings.

No other Fund had any adjustments made.

Net investment income or loss, net realized gains or losses on investment transactions and net assets were not affected by these adjustments.

For the year ended July 31, 2019, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM Jennison Small-Cap Core Equity Fund	$320,529	$582,054	$7,281	$909,864
PGIM Core Conservative Bond Fund	1,203,449	—	—	1,203,449
PGIM TIPS Fund	827,770	—	—	827,770
PGIM QMA Commodity Strategies Fund	530,351	—	—	530,351
PGIM QMA Mid-Cap Core Equity Fund	420,188	351,376	—	771,564
PGIM QMA US Broad Market Index Fund	715,900	114,139	—	830,039

For the year ended July 31, 2018, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Dividends and Distributions
PGIM Jennison Small-Cap Core Equity Fund	$236,024	$1,905	$237,929
PGIM Core Conservative Bond Fund	853,604	—	853,604
PGIM TIPS Fund	687,732	—	687,732
PGIM QMA Commodity Strategies Fund	222,021	—	222,021
PGIM QMA Mid-Cap Core Equity Fund	276,399	2,103	278,502
PGIM QMA US Broad Market Index Fund	364,750	45,776	410,526

For the year ended July 31, 2019, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
PGIM Jennison Small-Cap Core Equity Fund	$—	$—
PGIM Core Conservative Bond Fund	3,868	—
PGIM TIPS Fund	—	—
PGIM QMA Commodity Strategies Fund	150,588	—
PGIM QMA Mid-Cap Core Equity Fund	69,132	—
PGIM QMA US Broad Market Index Fund	409,951	17,896

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The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of July 31, 2019 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Jennison Small-Cap Core Equity Fund	$15,372,759	$3,589,459	$(1,260,605)	$2,328,854
PGIM Core Conservative Bond Fund	45,756,199	1,436,902	(143,974)	1,292,928
PGIM TIPS Fund	35,129,642	1,565,510	(931,289)	634,221
PGIM QMA Commodity Strategies Fund	22,095,464	1,722	(1,426,650)	(1,424,928)
PGIM QMA Mid-Cap Core Equity Fund	14,799,999	1,564,955	(799,788)	765,167
PGIM QMA US Broad Market Index Fund	38,686,237	8,892,043	(1,724,734)	7,167,309

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, amortization of premiums, tax treatment of the investment in the Subsidiary and other book to tax differences.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2019 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
PGIM Core Conservative Bond Fund	$384,928
PGIM TIPS Fund	262,528

The PGIM Jennison Small-Cap Core Equity Fund elected to treat late year ordinary losses of approximately $49,000 and post-October capital losses of approximately $180,000 as having been incurred the following fiscal year (July 31, 2020). The PGIM QMA Mid-Cap Core Equity Fund elected to treat post-October capital losses of approximately $466,000 as having been incurred in the following fiscal year (July 31, 2020).

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies) for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Notes to Financial Statements/Consolidated Financial Statements

6. Capital and Ownership

The Funds offer Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

At reporting period end, the following number of shareholders of record, each holding greater than 5% of the fund, held the following percentage of the Funds’ outstanding shares on behalf of multiple beneficial owners:

Fund	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
PGIM Jennison Small-Cap Core Equity Fund	1	74	74
PGIM Core Conservative Bond Fund	4	85	85
PGIM TIPS Fund	6	91	91
Commodity Strategies Fund	6	88	88
PGIM QMA Mid-Cap Core Equity Fund	8	92	92
PGIM QMA US Broad Market Index Fund	7	89	89

Transactions in shares of beneficial interest were as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	252,340	$2,868,025
Shares issued in reinvestment of dividends and distributions	88,681	909,864
Shares reacquired	(109,630)	(1,265,404)

Net increase (decrease) in shares outstanding	231,391	$2,512,485

Year ended July 31, 2018:
Shares sold	176,117	$2,127,195
Shares issued in reinvestment of dividends and distributions	20,353	237,929
Shares reacquired	(73,899)	(894,149)

Net increase (decrease) in shares outstanding	122,571	$1,470,975

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PGIM Core Conservative Bond Fund:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	1,118,649	$10,866,757
Shares issued in reinvestment of dividends and distributions	122,720	1,203,448
Shares reacquired	(601,254)	(5,859,806)

Net increase (decrease) in shares outstanding	640,115	$6,210,399

Year ended July 31, 2018:
Shares sold	1,096,332	$10,806,386
Shares issued in reinvestment of dividends and distributions	86,804	853,603
Shares reacquired	(316,413)	(3,125,416)

Net increase (decrease) in shares outstanding	866,723	$8,534,573

PGIM TIPS Fund:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	2,079,245	$19,881,418
Shares issued in reinvestment of dividends and distributions	84,998	827,771
Shares reacquired	(986,534)	(9,455,747)

Net increase (decrease) in shares outstanding	1,177,709	$11,253,442

Year ended July 31, 2018:
Shares sold	1,865,204	$18,258,971
Shares issued in reinvestment of dividends and distributions	70,559	687,633
Shares reacquired	(1,094,153)	(10,672,380)

Net increase (decrease) in shares outstanding	841,610	$8,274,224

Commodity Strategies Fund:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	693,151	$6,829,897
Shares issued in reinvestment of dividends and distributions	56,420	530,351
Shares reacquired	(276,668)	(2,712,985)

Net increase (decrease) in shares outstanding	472,903	$4,647,263

Year ended July 31, 2018:
Shares sold	588,588	$6,137,208
Shares issued in reinvestment of dividends and distributions	22,048	222,021
Shares reacquired	(206,859)	(2,156,323)

Net increase (decrease) in shares outstanding	403,777	$4,202,906

PGIM Day One Underlying Funds	175

Notes to Financial Statements/Consolidated Financial Statements

PGIM QMA Mid-Cap Core Equity Fund:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	562,114	$5,930,832
Shares issued in reinvestment of dividends and distributions	77,700	771,564
Shares reacquired	(231,077)	(2,480,643)

Net increase (decrease) in shares outstanding	408,737	$4,221,753

Year ended July 31, 2018:
Shares sold	380,457	$4,425,757
Shares issued in reinvestment of dividends and distributions	24,009	278,502
Shares reacquired	(150,784)	(1,754,278)

Net increase (decrease) in shares outstanding	253,682	$2,949,981

PGIM QMA US Broad Market Index Fund:

Class R6	Shares	Amount
Year ended July 31, 2019:
Shares sold	1,293,913	$16,428,009
Shares issued in reinvestment of dividends and distributions	69,285	830,039
Shares reacquired	(895,043)	(11,148,657)

Net increase (decrease) in shares outstanding	468,155	$6,109,391

Year ended July 31, 2018:
Shares sold	1,417,563	$17,165,928
Shares issued in reinvestment of dividends and distributions	33,955	410,526
Shares reacquired	(570,993)	(6,954,773)

Net increase (decrease) in shares outstanding	880,525	$10,621,681

7. Borrowings

PIP2, on behalf of the Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

176

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably. The following Funds utilized the SCA during the year ended July 31, 2019. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2019
PGIM TIPS Fund	$199,750	3.71%	8	$260,000	$—
PGIM QMA Mid-Cap Core Equity Fund	144,000	3.67	4	147,000	—
PGIM QMA US Broad Market Index Fund	473,000	3.76	1	473,000	—

8. Risks of Investing in the Funds

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may not be able to reinvest at the same level and therefore would earn less income.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in Fund’s Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying Regulated Investment Company (“RIC”) income for tax purposes. Changes in the laws of the Cayman Islands, under which the Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Funds. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC

PGIM Day One Underlying Funds	177

Notes to Financial Statements/Consolidated Financial Statements

derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Funds invest could go down. The Funds’ holdings can vary significantly from broad market indexes and the performance of the Funds can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Funds’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Funds’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Funds may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds’ holdings may fall sharply. This is referred to as “extension risk. The Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Funds’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Funds are difficult to purchase or sell. Liquidity risk includes the risk that the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Funds are forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Funds may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also

178

has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Fund.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments

PGIM Day One Underlying Funds	179

Notes to Financial Statements/Consolidated Financial Statements

against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Funds purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Funds hold TIPS, the Funds may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies) and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets (Consolidated Statement of Changes in Net Assets for Commodity Strategies) and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU

180

effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Day One Underlying Funds	181

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,			November 15, 2016(a) through July 31,
	2019	2018		2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.04	$11.27		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	-	(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.53)	1.97		1.27
Total from investment operations	(0.52)	1.97		1.29
Less Dividends and Distributions:
Dividends from net investment income	(0.04)	-	(c)	(0.02)
Tax return of capital distributions	(0.01)	-		-
Distributions from net realized gains	(0.65)	(0.20)		-
Total dividends and distributions	(0.70)	(0.20)		(0.02)
Net asset value, end of period	$11.82	$13.04		$11.27
Total Return(d):	(3.26)%	17.75%		12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,371	$16,158		$12,584
Average net assets (000)	$16,167	$14,370		$10,943
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95%	0.95%		1.02%	(f)
Expenses before waivers and/or expense reimbursement	1.64%	1.68%		2.04%	(f)
Net investment income (loss)	0.07%	-%	(g)	0.22%	(f)
Portfolio turnover rate(h)	36%	39%		28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

182

PGIM Core Conservative Bond Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,		November 15, 2016(a) through July 31,
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.66	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.21	0.12
Net realized and unrealized gain (loss) on investment transactions	0.49	(0.34)	0.05
Total from investment operations	0.74	(0.13)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.24)	(0.14)
Net asset value, end of period	$10.12	$9.66	$10.03
Total Return(c):	7.74%	(1.31)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,905	$38,592	$31,357
Average net assets (000)	$42,668	$34,737	$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50%	0.50%	0.53%	(e)
Expenses before waivers and/or expense reimbursement	0.77%	0.78%	0.95%	(e)
Net investment income (loss)	2.55%	2.11%	1.72%	(e)
Portfolio turnover rate(f)(g)	107%	171%	348%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	183

PGIM TIPS Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,		November 15, 2016(a) through July 31,
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.61	$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.28	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30	(0.19)	(0.09)
Total from investment operations	0.51	0.09	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.34)	(0.18)
Net asset value, end of period	$9.87	$9.61	$9.86
Total Return(c):	5.38%	0.87%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,938	$23,693	$16,011
Average net assets (000)	$30,412	$19,916	$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	0.40%	0.55%	(e)
Expenses before waivers and/or expense reimbursement	0.72%	0.94%	2.41%	(e)
Net investment income (loss)	2.17%	2.83%	1.79%	(e)
Portfolio turnover rate(f)	40%	54%	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

184

PGIM QMA Commodity Strategies Fund

Consolidated Financial Highlights

Class R6 Shares
			November 15,
			2016(a)
			through
	Year Ended July 31,		July 31,
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.31	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.04	(0.05)
Net realized and unrealized gain (loss) on investment transactions	(0.74)	0.27	0.20
Total from investment operations	(0.60)	0.31	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.15)	-
Net asset value, end of period	$9.44	$10.31	$10.15
Total Return(c):	(5.69)%	3.09%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,123	$18,187	$13,811
Average net assets (000)	$19,634	$16,136	$10,738
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	0.92%	1.30%	(e)
Expenses before waivers and/or expense reimbursement	1.10%	1.88%	2.64%	(e)
Net investment income (loss)	1.42%	0.41%	(0.67)%	(e)
Portfolio turnover rate(f)	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	185

PGIM QMA Mid-Cap Core Equity Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,		November 17, 2016(a) through July 31,
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.08	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.09	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.67)	1.16	1.12
Total from investment operations	(0.56)	1.25	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.01)
Distributions from net realized gains	(0.59)	(0.26)	-
Total dividends and distributions	(0.68)	(0.33)	(0.01)
Net asset value, end of period	$10.84	$12.08	$11.16
Total Return(c):	(4.08)%	11.36%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,360	$12,182	$8,426
Average net assets (000)	$13,541	$10,251	$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.97%	(e)
Expenses before waivers and/or expense reimbursement	1.54%	1.80%	2.91%	(e)
Net investment income (loss)	1.03%	0.78%	0.62%	(e)
Portfolio turnover rate(f)	120%	113%	64%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

186

PGIM QMA US Broad Market Index Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,		November 17, 2016(a) through July 31,
	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.99	$11.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.20	0.12
Net realized and unrealized gain (loss) on investment transactions	0.64	1.61	1.26
Total from investment operations	0.87	1.81	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.14)	(0.02)
Distributions from net realized gains	(0.07)	(0.04)	-
Total dividends and distributions	(0.26)	(0.18)	(0.02)
Net asset value, end of period	$13.60	$12.99	$11.36
Total Return(c):	6.95%	16.05%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,134	$37,020	$22,374
Average net assets (000)	$40,825	$29,409	$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20%	0.20%	0.26%	(e)
Expenses before waivers and/or expense reimbursement	0.59%	0.65%	1.86%	(e)
Net investment income (loss)	1.78%	1.64%	1.63%	(e)
Portfolio turnover rate(f)	15%	15%	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	187

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities or consolidated statement of assets and liabilities of the funds listed in Appendix A (each, a Fund and collectively, the Funds), each a series of Prudential Investment Portfolios 2, including the schedule of investments or consolidated schedule of investments, as of July 31, 2019, the related statement of operations or consolidated statement of operations for the year then ended, the statements of changes in net assets or consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements or consolidated financial statements) and the financial highlights or consolidated financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements or consolidated financial statements and financial highlights or consolidated financial highlights present fairly, in all material respects, the financial position of each Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights or consolidated financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian, transfer agents, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 23, 2019

188

Appendix A

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM QMA Commodity Strategies Fund *

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

* Consolidated financial statements and consolidated financial highlights

PGIM Day One Underlying Funds	189

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2019, the Funds reported the maximum amount allowed per share for Class R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

Capital Gain Distributions
PGIM Jennison Small-Cap Core Equity Fund	0.45
PGIM QMA Mid-Cap Core Equity Fund	0.31
PGIM QMA US Broad Market Index Fund	0.04

For the year ended July 31, 2019, the following Funds reports the maximum amount allowable but not less than the following percentages of ordinary income dividends paid as: 1) qualified dividend income in accordance with Section 854 of the Internal Revenue Code (QDI); 2) eligible for the corporate dividends received deduction in accordance with Section 854 of the Internal Revenue Code (DRD); and 3) interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code (IRD):

	QDI	DRD	IRD
PGIM Jennison Small-Cap Core Equity Fund	27.49%	26.00%	—
PGIM Core Conservative Bond Fund	—	—	94.24%
PGIM TIPS Fund	—	—	98.14%
PGIM QMA Commodity Strategies Fund	—	—	29.60%
PGIM QMA Mid-Cap Core Equity Fund	43.13%	43.35%	—
PGIM QMA US Broad Market Index Fund	99.04%	95.99%	—

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2019.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that the dividends paid by the following funds qualify for such deduction.

PGIM Core Conservative Bond Fund	33.72%
PGIM TIPS Fund	98.14%
PGIM QMA Commodity Strategies Fund	29.60%

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

190

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Day One Underlying Funds

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Day One Underlying Funds

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Day One Underlying Funds

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Peter Parrella 8/21/58 Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within PGIM Investments Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin 7/10/61 Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within PGIM Investments Fund Administration.	Since April 2014

Kelly A. Coyne 8/8/68 Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Day One Underlying Funds

Approval of Advisory Agreements

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of eleven individuals, nine2 of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”), Jennison Associates LLC (“Jennison”) and PGIM, Inc., on behalf of its PGIM Fixed Income unit, as applicable. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, QMA and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA US Broad Market Index Fund and PGIM QMA Mid-Cap Core Equity Fund.

[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of QMA, Jennison and PGIM Fixed Income as applicable, each of which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, QMA, Jennison and PGIM Fixed Income. The Board noted that QMA, Jennison and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator of the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, Jennison, and PGIM Fixed Income, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, QMA, Jennison, and PGIM Fixed Income and also considered the qualifications, backgrounds and responsibilities of the QMA, Jennison and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, QMA’s, Jennison’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, Jennison, QMA and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments, QMA, Jennison and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, Jennison, and PGIM Fixed Income and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, QMA and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2018 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, QMA, Jennison and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA, Jennison and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA and Jennison included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, QMA and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2018. The Board considered that PGIM QMA US Broad Market Index Fund and PGIM QMA Mid-Cap Core Equity Fund each commenced operations on November 17, 2016 and that all of the other Funds commenced operations on November 15, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended July 31, 2018. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM

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Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA US Broad Market Index Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.20% for Class R6 shares through November 30, 2019.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

PGIM QMA Mid-Cap Core Equity Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.85% for Class R6 shares through November 30, 2019.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was two basis points from the median of all funds in the Peer Group.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Jennison Small-Cap Core Equity Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.95% for Class R6 shares through November 30, 2019.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was ten basis points from the median of all funds in the Peer Group.

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•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Conservative Bond Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.50% for Class R6 shares through November 30, 2019.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was four basis points from the median of all funds in the Peer Group.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM TIPS Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.40% for Class R6 shares through November 30, 2019.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Commodity Strategies Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.80% for Class R6 shares through November 30, 2020.

•

The Board noted PGIM Investments’ assertion that because the expense cap was not in effect for the full fiscal year, the Fund’s net total expense ranking in its Peer Group did not fully reflect the expense cap, and that the Fund’s net total expense ratio would have ranked in the second quartile of its Peer Group if the expense cap had been in effect for the full fiscal year.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Day One Underlying Funds c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of each Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP
PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QMA COMMODITY STRATEGIES FUND	PQCMX	74440E862
PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QMA MID-CAP CORE EQUITY FUND	PQCCX	74440E508
PGIM TIPS FUND	PQTSX	74440E870	PGIM QMA US BROAD MARKET INDEX FUND	PQBMX	74440E409

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – (a) Audit Fees

For the fiscal years ended July 31, 2019 and July 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $190,758 and $188,870 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(c) Tax Fees

For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(d) All Other Fees

For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph

will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee – For the fiscal years ended July 31, 2019 and July 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2019 and July 31, 2018 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

              Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 23, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 23, 2019